Delaware Pooled Trust

Semiannual report  2003

                                  U.S. Equities

           The Large-Cap Value Equity Portfolio
                    The Focused Value Portfolio
           The Small-Cap Value Equity Portfolio
            The All-Cap Growth Equity Portfolio
          The Large-Cap Growth Equity Portfolio
            The Mid-Cap Growth Equity Portfolio
          The Small-Cap Growth Equity Portfolio
  The Real Estate Investment Trust Portfolio II

                              U.S. Fixed Income

        The Intermediate Fixed Income Portfolio
                The Core Fixed Income Portfolio
                  The High-Yield Bond Portfolio
           The Core Plus Fixed Income Portfolio

                         International Equities

                    The Global Equity Portfolio
             The International Equity Portfolio
The Labor Select International Equity Portfolio
   The International Large-Cap Equity Portfolio
          The International Small-Cap Portfolio
                 The Emerging Markets Portfolio

                     International Fixed Income

              The Global Fixed Income Portfolio
       The International Fixed Income Portfolio


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

Contents

Portfolio Objectives ......................................   2-3

Financial Statements

   Statements of Net Assets ...............................     4

   Statements of Assets and Liabilities ...................    53

   Statements of Operations ...............................    54

   Statements of Changes in Net Assets ....................    58

   Financial Highlights ...................................    68

   Notes to Financial Statements ..........................    89


Delaware Pooled Trust

Delaware Pooled Trust, based in Philadelphia, is a mutual fund that primarily offers no-load, open-end equity and fixed-income portfolios to institutional and affluent individual investors. Delaware Pooled Trust is part of Delaware Investments, a full-service investment-management organization. As of March 31, 2003, Delaware Investments managed more than $80 billion on behalf of individuals and institutions. The breadth and sophistication of Delaware's services enable clients to gain the degree of administrative convenience and simplicity they want in investment-management matters. Delaware provides not only equity and fixed-income portfolio management, but balanced portfolios, retirement-plan and related non-discretionary trust services as well.

Delaware Management Company, a part of Philadelphia-based Delaware Management Business Trust, serves as investment adviser for The Large-Cap Value Equity, The Focused Value, The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Fixed Income, The High-Yield Bond and The Core Plus Fixed Income Portfolios. Delaware International Advisers Ltd., a London-based affiliate of Delaware Management Company, serves as investment adviser for The Global Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, The Global Fixed Income, and The International Fixed Income Portfolios.

Client Services

Delaware provides clients with annual and semiannual reports, monthly account reports, in-person reviews of account developments, and other communication.

Clients who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call a toll-free telephone number, 800 231-8002, during normal business hours. Or they may write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

                              2003 Semiannual Report o Delaware Pooled Trust   1

Portfolio Objectives

The Large-Cap Value Equity Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests in stocks that, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index and that, in the opinion of Delaware, offer capital gains potential as well.

The Focused Value Portfolio seeks to provide maximum long-term capital appreciation. The Portfolio invests primarily in equity securities and has the ability to invest in companies of all market capitalizations. Delaware invests in stocks that it believes are undervalued and have an above average potential to increase in price. Generally, the Portfolio will hold 20-40 different stocks.

The Small-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of small capitalization companies that Delaware believes to be undervalued relative to the asset value or long-term earning power of the companies concerned, and which, at the time of purchase, generally have market capitalizations less than $2.0 billion and are listed on a national securities exchange or NASDAQ.

The All-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests in stocks of small-, medium- and large-capitalization companies that, in the opinion of Delaware, offer high earnings growth potential at the time of purchase.

The Large-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of large-capitalization companies. These are stocks that Delaware believes have the potential to provide significant long-term earnings growth potential based on its analysis of their historic or projected Earnings Per Share (EPS) growth rate, price-to earnings ratio and cash flows.

The Mid-Cap Growth Equity Portfolio seeks maximum long-term capital growth; current income is expected to be incidental. The Portfolio invests primarily in the stocks of medium-sized companies that, in the opinion of Delaware, offer, at the time of purchase, significant long-term growth potential.

The Small-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies which Delaware believes have potential for high earnings growth and which generally represent the smallest 25%, in terms of market capitalization, of U.S. equity securities listed on a national securities exchange or NASDAQ (at the time of purchase).

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

The Intermediate Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment-grade bonds, including U.S. government, mortgage-backed, asset-backed, corporate, and other fixed-income securities.

The Core Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment-grade fixed-income securities, including U.S. government securities, mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed-income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio invests primarily in corporate bonds rated B- or higher by Standard & Poor's Rating Group, B3 or higher by Moody's Investors Service, Inc. or in corporate bonds that are unrated but judged to be of comparable quality at the time of purchase.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio uses a multi-sector investment approach, investing assets principally in U.S. investment-grade and U.S. high-yield bonds.

The Global Equity Portfolio seeks long-term growth without undue risk to principal. The Portfolio invests primarily in stocks that, in the opinion of Delaware, are undervalued at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser.

2   Delaware Pooled Trust o 2003 Semiannual Report

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in stocks of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States. Stocks selected for the Portfolio are, in the opinion of Delaware, undervalued at the time of purchase, based on rigorous fundamental analysis conducted by Delaware.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in stocks of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States. Stocks selected for the Portfolio are, in the opinion of Delaware, undervalued at the time of purchase based on rigorous fundamental analysis conducted by Delaware and are compatible with certain investment policies or restrictions followed by organized labor.

The International Large-Cap Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in large-capitalization stocks of companies that are organized, have a majority of their assets, or derive most of their operating income in developed countries outside of the United States. Investments are made in stocks that, in Delaware's opinion, are undervalued at the time of purchase based on our fundamental analysis.

The International Small-Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of smaller companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, which may include companies located or operating in established or emerging countries.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in stocks of issuers organized in, having a majority of their assets in or deriving a majority of their operating income from emerging countries.

The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed-income securities.

The International Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed-income securities of issuers that are organized, have a majority of their assets, or derive most of their operating income outside of the United States.


                              2003 Semiannual Report o Delaware Pooled Trust   3

Delaware Pooled Trust-The Large-Cap Value Equity Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 COMMON STOCK - 98.21%
 Aerospace & Defense - 2.61%
 Boeing                                                 8,200      $  223,696
 Honeywell International                               14,700         346,920
 Raytheon                                              11,400         341,202
                                                                   ----------
                                                                      911,818
                                                                   ----------

 Automobiles & Automotive Parts - 1.26%
 General Motors                                        12,200         439,810
                                                                   ----------
                                                                      439,810
                                                                   ----------

 Banking - 17.02%
 Bank of America                                        8,461         626,537
 Bank of New York                                      27,400         724,730
 Charter One Financial                                 11,835         343,807
 Citigroup                                             15,600         612,300
 Comerica                                              10,500         456,855
 Fleet Boston Financial                                19,300         511,836
 J.P. Morgan Chase & Company                           27,920         819,452
 Mellon Financial                                      30,300         801,435
 U.S. Bancorp                                          31,903         706,651
 Wells Fargo                                            7,200         347,472
                                                                   ----------
                                                                    5,951,075
                                                                   ----------

 Chemicals - 3.37%
 Air Products & Chemicals                               6,000         258,420
 Dow Chemical                                          17,300         564,672
 duPont (E.I.) deNemours                                8,300         352,999
                                                                   ----------
                                                                    1,176,091
                                                                   ----------

 Computers & Technology - 6.84%
 Automatic Data Processing                             11,000         369,930
+Cisco Systems                                         29,200         439,168
 First Data                                             9,100         356,993
 International Business
    Machines                                            5,200         441,480
+Oracle                                                43,300         514,404
 Pitney Bowes                                           7,600         266,836
                                                                   ----------
                                                                    2,388,811
                                                                   ----------

 Consumer Products - 5.42%
 Gillete                                               18,900         575,505
 Kimberly-Clark                                        12,300         612,171
 Newell Rubbermaid                                     23,200         707,136
                                                                   ----------
                                                                    1,894,812
                                                                   ----------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Consumer Services - 0.49%
 ServiceMaster                                         18,800      $  170,140
                                                                   ----------
                                                                      170,140
                                                                   ----------

 Electronics & Electrical Equipment - 5.71%
 Eaton                                                  3,300         270,831
 Emerson Electric                                       6,800         344,760
 FirstEnergy                                           10,600         357,538
 General Electric                                      17,900         527,155
 Intel                                                 26,900         494,960
                                                                   ----------
                                                                    1,995,244
                                                                   ----------

 Energy - 5.96%
 ChevronTexaco                                          7,600         477,356
 Exxon Mobil                                           13,508         475,482
 Kerr-McGee                                             9,200         387,412
 Occidental Petroleum                                  13,900         414,915
 Royal Dutch Petroleum                                  8,000         327,040
                                                                   ----------
                                                                    2,082,205
                                                                   ----------

 Finance - 5.11%
 Goldman Sachs Group                                    8,900         675,510
 MBNA                                                  23,000         434,700
 Morgan Stanley                                        15,100         675,725
                                                                   ----------
                                                                    1,785,935
                                                                   ----------

 Food, Beverage & Tobacco - 7.76%
 Anheuser-Busch                                         8,800         438,944
 Coca-Cola                                              5,900         238,360
 General Mills                                          9,100         410,501
 Kellogg Company                                       12,400         405,976
 Kraft Foods Class A                                    8,300         256,470
 McDonald's                                            16,300         278,730
 Pepsi Bottling Group                                  16,000         328,640
 Sysco                                                 12,300         353,379
                                                                   ----------
                                                                    2,711,000
                                                                   ----------

 Healthcare & Pharmaceuticals - 8.72%
 Abbott Laboratories                                   14,400         585,072
 Baxter International                                  24,500         563,500
 Bristol-Myers Squibb                                  24,000         612,960
 Pfizer                                                15,300         470,475
 Wyeth                                                 18,700         814,011
                                                                   ----------
                                                                    3,046,018
                                                                   ----------

 Industrial Machinery - 0.99%
 Caterpillar                                            6,600         347,160
                                                                   ----------
                                                                      347,160
                                                                   ----------


4   Delaware Pooled Trust o 2003 Semiannual Report

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Insurance - 10.60%
 Allstate                                              14,400      $  544,176
 Chubb                                                 10,700         565,923
 John Hancock Financial
    Services                                           16,800         487,536
 Marsh & McLennan                                      15,800         753,344
 MBIA                                                   6,100         272,670
 MGIC Investment                                       10,200         463,692
 XL Capital Class A                                     7,500         617,250
                                                                   ----------
                                                                    3,704,591
                                                                   ----------

 Leisure, Lodging & Entertainment - 2.16%
 Darden Restaurants                                    12,100         211,871
 Starwood Hotels & Resorts
    Worldwide                                          10,600         284,504
+Westwood One                                           7,400         258,260
                                                                   ----------
                                                                      754,635
                                                                   ----------

 Metals & Mining - 0.77%
 Alcoa                                                 11,800         270,574
                                                                   ----------
                                                                      270,574
                                                                   ----------

 Paper & Forest Products - 1.79%
 International Paper                                   17,475         624,731
                                                                   ----------
                                                                      624,731
                                                                   ----------

 Retail - 2.89%
+Federated Department Stores                            9,900         303,138
 Limited Brands                                        30,460         442,888
 Wal-Mart Stores                                        4,700         264,704
                                                                   ----------
                                                                    1,010,730
                                                                   ----------

 Telecommunications - 4.72%
 ALLTEL                                                 5,000         234,300
 BCE                                                   22,200         440,004
 BellSouth                                              9,800         249,802
 SBC Communications                                    14,852         346,943
 Verizon Communications                                10,090         377,164
                                                                   ----------
                                                                    1,648,213
                                                                   ----------

 Textiles, Apparel & Furniture - 0.72%
 Nike                                                   4,700         251,591
                                                                   ----------
                                                                      251,591
                                                                   ----------

 Transportation & Shipping - 0.78%
 Burlington Northern Santa Fe                           9,700         273,152
                                                                   ----------
                                                                      273,152
                                                                   ----------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Utilities - 2.52%
 Dominion Resources                                     4,700      $  278,146
 Exelon                                                 4,900         259,896
 FPL Group                                              5,600         340,872
                                                                   ----------
                                                                      878,914
                                                                   ----------

 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $33,953,373)                                                34,317,250
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 0.88%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $117,700
    U.S. Treasury Bills
    due 5/8/03, market
    value $117,672)                                  $115,350         115,350
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $78,100
    U.S. Treasury Bills
    due 5/22/03, market
    value $78,075)                                     76,300          76,300
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $116,100
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $117,695)                                   115,350         115,350
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $307,000)                                                      307,000
 ============================================================================
 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 99.09%
 (COST $34,260,373)                                                34,624,250
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.91%                                        316,731
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    2,653,477 SHARES OUTSTANDING;
    EQUIVALENT TO $13.17
    PER SHARE - 100.00%                                           $34,940,981
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                            $44,664,961
 Undistributed net investment income                                  143,994
 Accumulated net realized loss on investments                     (10,231,851)
 Net unrealized appreciation of investments                           363,877
 ----------------------------------------------------------------------------
 Total net assets                                                 $34,940,981
 ============================================================================

+Non-income producing security for the period ended April 30, 2003.

See accompanying notes

                              2003 Semiannual Report o Delaware Pooled Trust   5

Delaware Pooled Trust- The Focused Value Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 COMMON STOCK - 98.14%
 Aerospace & Defense - 9.65%
 Honeywell International                                3,000        $ 70,800
 Raytheon                                               2,500          74,825
                                                                     --------
                                                                      145,625
                                                                     --------

 Banking & Finance - 24.48%
 Bank of New York                                       2,900          76,705
 Comerica                                               1,800          78,318
 Freddie Mac                                            1,200          69,480
 J.P. Morgan Chase & Company                            2,500          73,375
 Morgan Stanley                                         1,600          71,600
                                                                     --------
                                                                      369,478
                                                                     --------

 Chemicals - 4.79%
 duPont (E.I.) deNemours                                1,700          72,301
                                                                     --------
                                                                       72,301
                                                                     --------

 Computers & Technology - 14.14%
 Intel                                                  3,900          71,760
 Microsoft                                              2,800          71,596
+Oracle                                                 5,900          70,092
                                                                     --------
                                                                      213,448
                                                                     --------

 Consumer Products - 5.05%
 Newell Rubbermaid                                      2,500          76,200
                                                                     --------
                                                                       76,200
                                                                     --------

 Energy - 5.02%
 Kerr-McGee                                             1,800          75,798
                                                                     --------
                                                                       75,798
                                                                     --------

 Food, Beverage & Tobacco - 4.92%
 Kraft Foods Class A                                    2,400          74,160
                                                                     --------
                                                                       74,160
                                                                     --------

 Healthcare & Pharmaceuticals - 10.41%
 HCA                                                    2,500          80,250
 Pfizer                                                 2,500          76,875
                                                                     --------
                                                                      157,125
                                                                     --------

 Leisure, Lodging & Entertainment - 4.82%
 Walt Disney                                            3,900          72,774
                                                                     --------
                                                                       72,774
                                                                     --------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Retail - 4.88%
 Target                                                 2,200       $  73,568
                                                                    ---------
                                                                       73,568
                                                                    ---------

 Telecommunications - 5.11%
 SBC Communications                                     3,300          77,088
                                                                    ---------
                                                                       77,088
                                                                    ---------

 Transportation & Shipping - 4.87%
 CSX                                                    2,300          73,554
                                                                    ---------
                                                                       73,554
                                                                    ---------

 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $1,540,728)                                                  1,481,119
 ============================================================================

                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 1.72%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $10,000
    U.S. Treasury Bills
    due 5/8/03, market
    value $9,966)                                      $9,770           9,770
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $6,600
    U.S. Treasury Bills due 5/22/03, market
    value $6,608)                                       6,460           6,460
 With UBS Warburg 1.25% 5/1/03
    (dated 4/30/03,
    collateralized by $9,800
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $9,968)                                       9,770           9,770

 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $26,000)                                                        26,000
 ============================================================================

6   Delaware Pooled Trust o 2003 Semiannual Report

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 99.86%
 (COST $1,566,728)                                                 $1,507,119
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.14%                                          2,099
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    269,717 SHARES OUTSTANDING;
    EQUIVALENT TO $5.60
    PER SHARE - 100.00%                                            $1,509,218
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                             $2,046,049
 Undistributed net investment income                                    9,203
 Accumulated net realized loss on investments                        (486,425)
 Net unrealized depreciation of investments                           (59,609)
 ----------------------------------------------------------------------------
 Total net assets                                                  $1,509,218
 ============================================================================

+Non-income producing security for the period ended April 30, 2003.

See accompanying notes

Delaware Pooled Trust-
The Small-Cap Value Equity Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 COMMON STOCK - 94.31%
 Banking & Finance - 6.56%
 Associated Banc-Corp                                     998        $ 34,870
 Colonial BancGroup                                     3,000          38,190
 Commercial Federal                                     1,200          25,824
 Compass Bancshares                                     1,400          47,208
 Riggs National                                         1,500          20,760
+Sterling Financial                                       520          12,423
                                                                     --------
                                                                      179,275
                                                                     --------

 Basic Industry/Capital Goods - 19.99%
+AGCO                                                     900          16,389
+Armor Holdings                                           600           7,230
 Crane                                                  1,100          21,483
+Crown Holdings                                         2,500          13,250
+Department 56                                            800           9,440
 Florida Rock Industries                                  700          26,600
 Freeport McMoRan Copper &
  Gold Class B                                          1,200          20,772
 Fuller (H.B.)                                            900          22,077
 Gibraltar Steel                                          900          15,570
 Granite Construction                                     900          15,120
+Griffon                                                2,920          39,771
 Harsco                                                   800          27,576
+Herley Industries                                      1,200          19,393
+Jacobs Engineering Group                                 800          32,920
 Kaydon                                                 1,300          28,990
+Lear                                                     600          23,844
 MacDermid                                              1,200          27,276
+Mueller Industries                                       600          15,330
+Pactiv                                                 2,600          53,352
 Polyone                                                2,500          11,550
 Smith (A.O.)                                             800          23,856
 Spartech                                                 800          17,320
+Terex                                                  1,200          19,860
 Texas Industries                                         600          11,844
 Universal Forest Products                                400           7,040
 Wausau-Mosinee Paper                                   1,700          18,088
                                                                     --------
                                                                      545,941
                                                                     --------

 Business Services - 3.64%
 Belo Class A                                             800          18,008
+Handleman                                              1,700          28,815
 Pittston Brink's Group                                 1,500          19,125
+Right Management Consultants                           1,200          15,000
+Tetra Tech                                             1,200          18,600
                                                                     --------
                                                                       99,548
                                                                     --------


                              2003 Semiannual Report o Delaware Pooled Trust   7

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Consumer Durables - 5.13%
 Federal Signal                                         1,900        $ 32,832
+Furniture Brands International                         1,300          30,875
 KB HOME                                                1,000          49,270
 La-Z-Boy                                                 900          17,577
+WCI Communities                                          700           9,681
                                                                     --------
                                                                      140,235
                                                                     --------

 Consumer Non-Durables - 8.61%
+AnnTaylor Stores                                       1,000          23,660
+Barnes & Noble                                         1,000          19,700
+Bebe Stores                                            1,000          15,180
+Big 5 Sporting Goods                                     600           7,422
+Genesco                                                1,000          15,000
+Goody's Family Clothing                                1,900           9,348
+Insight Enterprises                                    1,800          13,572
+Jack in the Box                                        1,300          23,140
+Kirkland's                                               500           7,500
+Movie Gallery                                            900          16,642
 Phillips-Van Heusen                                    1,400          18,592
+Shoe Carnival                                            700          10,185
+Sports Authority                                       1,100           9,493
+United Stationers                                        700          18,977
+Whitehall Jewellers                                      500           4,535
 Wolverine World Wide                                   1,200          22,128
                                                                     --------
                                                                      235,074
                                                                     --------

 Consumer Products - 3.66%
 Bunge Limited                                            900          25,209
+Constellation Brands                                   2,000          53,620
+International Multifoods                               1,100          21,065
                                                                     --------
                                                                       99,894
                                                                     --------

 Consumer Services - 2.35%
+Rare Hospitality International                         1,100          32,043
+Rent-A-Center                                            500          32,100
                                                                     --------
                                                                       64,143
                                                                     --------

 Energy - 5.96%
+Cal Dive International                                 1,300          20,930
 Chesapeake Energy                                      3,500          28,210
+Comstock Resources                                     2,500          27,750
 Devon Energy                                             580          27,386
+Grey Wolf                                              4,400          17,820
+Magnum Hunter Resources                                2,800          15,764
 Southwest Gas                                          1,200          24,912
                                                                     --------
                                                                      162,772
                                                                     --------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Healthcare & Pharmaceuticals - 6.77%
+Abgenix                                                2,600        $ 24,700
+Celgene                                                  600          15,966
+Community Health Systems                                 700          13,300
 Cooper Companies                                         600          16,740
+Humana                                                 2,700          29,835
+Oakley                                                 1,600          16,800
 Owens & Minor                                          1,200          22,320
+Pharmaceutical Resources                                 600          26,370
+Protein Design Labs                                    1,900          18,867
                                                                     --------
                                                                      184,898
                                                                     --------

 Insurance - 7.78%
 AmerUs Group                                             900          23,571
 Berkley (W.R.)                                           850          39,474
 Gallagher (Arthur J.)                                    900          22,491
 Harleysville Group                                     1,100          25,960
 PartnerRe                                                600          32,100
 Platinum Underwriters Holdings                           600          15,870
 RenaissanceRe Holdings                                 1,200          53,148
                                                                     --------
                                                                      212,614
                                                                     --------

 Real Estate - 6.55%
 Chelsea Property Group                                   600          23,796
 Keystone Property Trust                                1,100          18,920
 Mack-Cali Realty                                         700          22,092
 Pan Pacific Retail Properties                          1,200          46,944
 Prentiss Properties Trust                                900          24,750
 Reckson Associates Realty                              1,000          18,850
 St. Joe                                                  800          23,440
                                                                     --------
                                                                      178,792
                                                                     --------

 Technology - 11.47%
+Actel                                                  1,300          25,753
+Amdocs                                                 2,300          40,618
+ASM International N.V.                                 1,800          24,534
+Bell Microproducts                                     1,700           7,786
+Comverse Technology                                    2,500          32,675
+DRS Technologies                                       1,000          28,010
+Freemarkets                                            2,200          14,344
+International Rectifier                                  900          20,358
+Lawson Software                                        2,900          14,703
+Photronics                                             1,100          13,827
+S1                                                     2,600          11,440
+Storage Technology                                     1,000          24,720
 Symbol Technologies                                    1,500          16,395
+Take-Two Interactive Software                            700          15,750
+Veeco Instruments                                      1,400          22,526
                                                                     --------
                                                                      313,439
                                                                     --------

8   Delaware Pooled Trust o 2003 Semiannual Report

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Transportation & Shipping - 4.07%
 Alexander & Baldwin                                    1,500       $  40,065
 Arkansas Best                                            800          20,280
+Kirby                                                    900          23,544
+SCS Transportation                                       500           5,990
+Yellow                                                   800          21,360
                                                                     --------
                                                                      111,239
                                                                     --------

 Utilities - 1.77%
 Black Hills                                              400          11,392
+El Paso Electric Company                               1,500          17,010
 PNM Resources                                            900          19,971
                                                                     --------
                                                                       48,373
                                                                     --------
 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $2,278,481)                                                  2,576,237
 ============================================================================
 Warrants - 0.00%
+Magnum Hunter Resources                                  420              84
 ----------------------------------------------------------------------------
 Total Warrants (cost $0)                                                  84
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 4.65%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $49,000
    U.S. Treasury Bills due 5/8/03, market
    value $48,679)                                 $   47,700          47,700
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $32,000
    U.S. Treasury Bills due 5/22/03, market
    value $32,276)                                     31,600          31,600
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $48,000
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $48,688)                                     47,700          47,700
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $127,000)                                                      127,000
 ============================================================================

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 98.96%
 (COST $2,405,481)                                                 $2,703,321
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 1.04%                                         28,391
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    277,350 SHARES OUTSTANDING;
    EQUIVALENT TO $9.85
    PER SHARE - 100.00%                                            $2,731,712
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                             $2,395,055
 Undistributed net investment income                                    4,404
 Accumulated net realized gain on investments                          34,413
 Net unrealized appreciation of investments                           297,840
 ----------------------------------------------------------------------------
 Total net assets                                                  $2,731,712
 ============================================================================

+Non-income producing security for the period ended April 30, 2003.

See accompanying notes

                              2003 Semiannual Report o Delaware Pooled Trust   9

Delaware Pooled Trust- The All-Cap Growth Equity Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 COMMON STOCK - 92.93%
 Banking & Finance - 9.10%
 City National                                          4,100      $  168,797
 IndyMac Bancorp                                       10,800         240,624
 LaBranche & Company                                    3,300          54,714
 Lehman Brothers Holdings                               2,600         163,722
 TCF Financial                                          4,100         162,360
 Webster Financial                                      1,200          45,048
                                                                   ----------
                                                                      835,265
                                                                   ----------

 Business Services - 5.37%
+Cendant                                               20,000         285,600
 Manpower                                               3,400         111,792
+United Rentals                                         9,300          95,790
                                                                   ----------
                                                                      493,182
                                                                   ----------

 Business Services/Media & Publishing - 3.45%
+Clear Channel Communications                           8,100         316,791
                                                                   ----------
                                                                      316,791
                                                                   ----------

 Consumer Durables - 5.32%
 Centex                                                 3,400         224,468
 D.R. Horton                                            5,600         132,720
+EOS International Restricted                          52,000          13,572
 Lennar                                                 1,300          70,512
+WCI Communities                                        3,400          47,022
                                                                   ----------
                                                                      488,294
                                                                   ----------

 Consumer Non-Durables - 11.80%
+Bed Bath & Beyond                                      5,700         225,207
 Gap                                                    7,400         123,062
+Kohl's                                                 4,900         278,320
+Krispy Kreme Doughnuts                                 5,200         168,896
 Lowe's Companies                                       3,600         158,004
+Staples                                                6,800         129,472
                                                                   ----------
                                                                    1,082,961
                                                                   ----------

 Consumer Services/Entertainment & Leisure - 2.72%
 Marriott International Class A                         2,700          96,957
 Royal Caribbean Cruises                                8,200         152,274
                                                                   ----------
                                                                      249,231
                                                                   ----------

 Consumer Services/Other - 5.35%
+Comcast Special Class A                                5,900         177,354
+Mediacom Communications                               22,300         222,777
+Westwood One                                           2,600          90,740
                                                                   ----------
                                                                      490,871
                                                                   ----------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Consumer Services/Restaurants - 3.82%
+Brinker International                                  5,400      $  171,450
 Darden Restaurants                                     4,800          84,048
 Landry's Restaurants                                   5,100          95,370
                                                                   ----------
                                                                      350,868
                                                                   ----------

 Energy - 1.36%
 Devon Energy                                             800          37,800
+Noble Drilling                                         2,800          86,660
                                                                   ----------
                                                                      124,460
                                                                   ----------

 Healthcare & Pharmaceuticals - 16.24%
 Allergan                                               1,800         126,450
+Amgen                                                  3,700         226,847
+Conceptus                                             15,200         158,536
+Enzon                                                  8,900         122,108
+IntraBiotics Pharmaceuticals                             950           1,805
 Johnson & Johnson                                      1,800         101,448
+MedImmune                                              2,600          91,702
 Merck & Company                                        1,900         110,542
+Nektar Therapeutics                                   10,200          81,804
+Pain Therapeutics                                     23,000          74,060
 Pfizer                                                 4,600         141,450
+Protein Design Labs                                   13,300         132,069
+Wellpoint Health Networks                              1,600         121,504
                                                                   ----------
                                                                    1,490,325
                                                                   ----------

 Insurance - 13.51%
 Ambac Financial Group                                  3,800         221,730
 Fidelity National Financial                            3,800         130,720
 First American Financial                               3,300          87,450
 HCC Insurance Holdings                                 9,000         247,500
 PartnerRe                                              4,200         224,700
 RenaissanceRe Holdings                                 2,200          97,438
 W.R. Berkley                                           3,900         181,116
 XL Capital Limited Class A                               600          49,380
                                                                   ----------
                                                                    1,240,034
                                                                   ----------

 Technology/Communications - 2.18%
+Applied Micro Circuits                                18,800          84,224
+Ciena                                                  7,787          37,923
+Emulex                                                 3,800          77,862
                                                                   ----------
                                                                      200,009
                                                                   ----------



10   Delaware Pooled Trust o 2003 Semiannual Report

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Technology/Hardware - 8.77%
+Analog Devices                                         6,200      $  205,344
 Linear Technology                                      3,200         110,304
+Micrel                                                 8,000          93,680
+Network Appliance                                     10,000         132,800
+Novellus Systems                                       3,200          89,728
+Xilinx                                                 6,400         173,248
                                                                   ----------
                                                                      805,104
                                                                   ----------

 Technology/Software - 3.14%
+Amazon.com                                             2,500          71,675
 Henry (Jack) & Associates                              6,800          88,604
+Quest Software                                        12,000         128,400
                                                                   ----------
                                                                      288,679
                                                                   ----------

 Transportation - 0.80%
 Arkansas Best                                          2,900          73,515
                                                                   ----------
                                                                       73,515
                                                                   ----------
 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $8,611,296)                                                  8,529,589
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 6.31%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $220,000
    U.S. Treasury Bills due 5/8/03, market
    value $221,929)                                  $217,500         217,500
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $147,000
    U.S. Treasury Bills due 5/22/03, market
    value $147,149)                                   144,000         144,000
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $219,000
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $221,972)                                   217,500         217,500
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $579,000)                                                      579,000
 ============================================================================

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 99.24%
 (COST $9,190,296)                                                 $9,108,589
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.76%                                         69,540
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    2,282,042 SHARES OUTSTANDING;
    EQUIVALENT TO $4.02
    PER SHARE - 100.00%                                            $9,178,129
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                            $17,023,692
 Accumulated net investment loss                                      (10,370)
 Accumulated net realized loss on investments                      (7,753,486)
 Net unrealized depreciation of investments                           (81,707)
 ----------------------------------------------------------------------------
 Total net assets                                                  $9,178,129
 ============================================================================

+Non-income producing security for the period ended April 30, 2003.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   11

Delaware Pooled Trust- The Large-Cap Growth Equity Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 COMMON STOCK - 95.88%
 Aerospace & Defense - 2.68%
 Northrop Grumman                                         300        $ 26,385
                                                                     --------
                                                                       26,385
                                                                     --------

 Banking & Finance - 4.65%
 Bank of America                                          200          14,810
 Goldman Sachs Group                                      200          15,180
 Merrill Lynch                                            200           8,210
 Wachovia                                                 200           7,642
                                                                     --------
                                                                       45,842
                                                                     --------

 Basic Industry & Capital Goods - 5.01%
 Emerson Electric                                         400          20,280
 Masco                                                    800          16,856
 Newell Rubbermaid                                        400          12,192
                                                                     --------
                                                                       49,328
                                                                     --------

 Business Services - 4.36%
+Cendant                                                1,700          24,276
 United Parcel Service Class B                            300          18,636
                                                                     --------
                                                                       42,912
                                                                     --------

 Business Services/Media & Publishing - 12.53%
+Clear Channel Communications                             900          35,199
+Cox Communications Class A                               300           9,930
 Gannett                                                  200          15,144
 Moody's Investors Services                               500          24,145
+Viacom Class B                                           900          39,069
                                                                     --------
                                                                      123,487
                                                                     --------

 Cable, Media & Publishing - 1.49%
 Tribune                                                  300          14,694
                                                                     --------
                                                                       14,694
                                                                     --------

 Consumer Non-Durables - 9.85%
 Gap                                                      800          13,304
+Kohl's                                                   500          28,400
 Lowe's Companies                                         400          17,556
+Staples                                                  800          15,232
 Wal-Mart Stores                                          400          22,528
                                                                     --------
                                                                       97,020
                                                                     --------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Consumer Products - 5.28%
 Anheuser-Busch                                           300        $ 14,964
 Colgate-Palmolive                                        300          17,151
 Mattel                                                   500          10,870
 Procter & Gamble                                         100           8,985
                                                                      -------
                                                                       51,970
                                                                      -------

 Consumer Services/Entertainment & Leisure - 2.77%
 Carnival Cruise Lines                                    600          16,554
 Marriott International Class A                           300          10,773
                                                                      -------
                                                                       27,327
                                                                      -------

 Consumer Services/Other - 0.92%
+Comcast Special Class A                                  300           9,018
                                                                      -------
                                                                        9,018
                                                                      -------

 Energy - 7.19%
 Anadarko Petroleum                                       600          26,640
 Schlumberger                                             600          25,158
+Transocean Sedco Forex                                 1,000          19,050
                                                                      -------
                                                                       70,848
                                                                      -------

 Healthcare & Pharmaceuticals - 14.60%
 Abbott Laboratories                                      400          16,252
+Amgen                                                    400          24,524
 Johnson & Johnson                                        300          16,908
 Medtronic                                                600          28,644
 Merck & Company                                          200          11,636
 Pfizer                                                 1,000          30,750
+Wellpoint Health Networks                                200          15,188
                                                                      -------
                                                                      143,902
                                                                      -------

 Insurance - 10.32%
 Allstate                                                 400          15,116
 SAFECO                                                   800          30,808
 Travelers Property Casualty
  Class A                                                 900          14,607
 XL Capital Limited Class A                               500          41,150
                                                                      -------
                                                                      101,681
                                                                      -------

 Technology - 2.06%
 Texas Instruments                                      1,100          20,339
                                                                      -------
                                                                       20,339
                                                                      -------

 Technology/Communications - 1.83%
+Cisco Systems                                          1,200          18,048
                                                                      -------
                                                                       18,048
                                                                      -------



12   Delaware Pooled Trust o 2003 Semiannual Report

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Technology/Hardware - 7.85%
+Analog Devices                                           600        $ 19,872
+Applied Materials                                        700          10,220
 Intel                                                    600          11,040
 Linear Technology                                        500          17,235
+Xilinx                                                   700          18,949
                                                                     --------
                                                                       77,316
                                                                     --------

 Technology/Software - 2.49%
 Microsoft                                                700          17,899
+Veritas Software                                         300           6,603
                                                                     --------
                                                                       24,502
                                                                     --------
 ----------------------------------------------------------------------------
   Total Common Stock
   (cost $1,020,865)                                                  944,619
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 6.09%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $23,000
    U.S. Treasury Bills due 5/8/03, market
    value $22,998)                                    $22,500          22,500
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $15,260
    U.S. Treasury Bills due 5/22/03, market
    value $15,249)                                     14,950          14,950
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $22,690
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $23,002)                                     22,550          22,550
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $60,000)                                                        60,000
 ============================================================================

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 101.97%
 (COST $1,080,865)                                                $ 1,004,619
 ============================================================================
 ----------------------------------------------------------------------------
 LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS - (1.97%)                                        (19,412)
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    237,041 SHARES OUTSTANDING;
    EQUIVALENT TO $4.16
    PER SHARE - 100.00%                                           $   985,207
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                            $ 2,010,145
 Distributions in excess of net investment income                         (56)
 Accumulated net realized loss on investments                        (948,636)
 Net unrealized depreciation of investments                           (76,246)
 ----------------------------------------------------------------------------
 Total net assets                                                 $   985,207
 ============================================================================

+Non-income producing security for the period ended April 30, 2003.

See accompanying notes



                             2003 Semiannual Report o Delaware Pooled Trust   13

Delaware Pooled Trust- The Mid-Cap Growth Equity Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 COMMON STOCK - 89.50%
 Banking & Finance - 3.64%
 Lehman Brothers Holdings                                 200        $ 12,594
 Moody's Investors Services                               600          28,974
 TCF Financial                                          1,200          47,520
                                                                      -------
                                                                       89,088
                                                                      -------

 Basic Industry/Capital Goods - 1.30%
+Mettler-Toledo International                             900          31,950
                                                                      -------
                                                                       31,950
                                                                      -------

 Buildings & Materials - 5.85%
 Centex                                                 1,000          66,020
 KB HOME                                                  800          39,416
 Lennar                                                   700          37,968
                                                                      -------
                                                                      143,404
                                                                      -------

 Business Services - 3.88%
 Manpower                                                 900          29,592
+Robert Half International                              2,700          43,956
+United Rentals                                         2,100          21,630
                                                                      -------
                                                                       95,178
                                                                      -------

 Cable, Media & Publishing - 6.01%
 E.W. Scripps                                             700          55,475
+Lamar Advertising                                      1,100          39,512
+Westwood One                                           1,500          52,350
                                                                      -------
                                                                      147,337
                                                                      -------

 Computers & Technology - 1.38%
+Emulex                                                 1,000          20,490
+VERITAS Software                                         600          13,206
                                                                      -------
                                                                       33,696
                                                                      -------

 Consumer Products - 1.60%
 Mattel                                                 1,800          39,132
                                                                      -------
                                                                       39,132
                                                                      -------

 Electronics & Electrical Equipment - 9.68%
+Applied Micro Circuits                                 5,300          23,744
 Danaher                                                  300          20,694
+Fisher Scientific International                        2,200          63,382
 Linear Technology                                      1,200          41,364
+Novellus Systems                                       1,500          42,060
+Xilinx                                                 1,700          46,019
                                                                      -------
                                                                      237,263
                                                                      -------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Energy - 0.77%
 Devon Energy                                             400        $ 18,900
                                                                      -------
                                                                       18,900
                                                                      -------

 Healthcare & Pharmaceuticals - 14.36%
+AdvancePCS                                               900          27,054
 Aetna                                                    500          24,900
 Allergan                                                 300          21,075
+Anthem                                                   400          27,456
+Biogen                                                 1,000          37,990
+Gilead Sciences                                        1,300          59,981
+IDEC Pharmaceuticals                                     700          22,925
+Invitrogen                                               500          16,350
+MedImmune                                                600          21,162
 Mylan Laboratories                                       700          19,789
+Pharmaceutical Resources                                 400          17,580
 Teva Pharmaceutical ADR                                  700          32,690
+Wellpoint Health Networks                                300          22,782
                                                                      -------
                                                                      351,734
                                                                      -------

 Insurance - 13.03%
 Ambac Financial Group                                  1,050          61,268
 Fidelity National Financial                            1,800          61,920
 HCC Insurance Holdings                                 2,000          55,000
 MBIA                                                   1,600          71,520
 PartnerRe                                              1,300          69,550
                                                                      -------
                                                                      319,258
                                                                      -------

 Leisure, Lodging & Entertainment - 7.93%
+Brinker International                                  1,500          47,625
 Darden Restaurants                                     1,350          23,639
+Host Marriott                                          3,200          24,704
 Marriott International Class A                           800          28,728
+PF Chang's China Bistro                                  600          25,140
 Royal Caribbean Cruises                                2,400          44,568
                                                                      -------
                                                                      194,404
                                                                      -------

 Retail - 12.70%
+Amazon.com                                               700          20,069
+Bed Bath & Beyond                                      1,500          59,265
+Dollar Tree Stores                                     1,500          38,175
+Kohl's                                                 1,300          73,840
+Staples                                                1,900          36,176
+Starbucks                                              1,800          42,282
+Williams - Sonoma                                      1,600          41,408
                                                                      -------
                                                                      311,215
                                                                      -------
14   Delaware Pooled Trust o 2003 Semiannual Report

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Telecommunications - 3.30%
+Ciena                                                  3,659      $   17,819
+L-3 Communications                                     1,000          44,400
+Network Appliance                                      1,400          18,592
                                                                   ----------
                                                                       80,811
                                                                   ----------

 Textiles, Apparel & Furniture - 0.81%
 Cintas                                                   550          19,745
                                                                   ----------
                                                                       19,745
                                                                   ----------

 Transportation - 3.26%
 Expeditors International                               1,000          36,359
+Ryanair Holdings ADR                                   1,100          43,637
                                                                   ----------
                                                                       79,996
                                                                   ----------
 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $1,973,624)                                                  2,193,111
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 10.73%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $100,800
    U.S. Treasury Bills due 5/8/03, market
    value $100,807)                                  $ 98,800          98,800
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $66,900
    U.S. Treasury Bills due 5/22/03, market
    value $66,840)                                     65,400          65,400
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $99,400
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $100,826)                                    98,800          98,800
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $263,000)                                                      263,000
 ============================================================================

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 100.23%
 (COST $2,236,624)                                                 $2,456,111
 ============================================================================
 ----------------------------------------------------------------------------
 LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS - (0.23%)                                         (5,594)
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    946,078 SHARES OUTSTANDING;
    EQUIVALENT TO $2.59
    PER SHARE - 100.00%                                            $2,450,517
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                             $2,949,438
 Accumulated net investment loss                                       (3,465)
 Accumulated net realized loss on investments                        (714,943)
 Net unrealized appreciation of investments                           219,487
 ----------------------------------------------------------------------------
 Total net assets                                                  $2,450,517
 ============================================================================

 ADR - American Depositary Receipts
+Non-income producing security for the period ended April 30, 2003.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   15

Delaware Pooled Trust- The Small-Cap Growth Equity Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 COMMON STOCK - 88.16%
 Banking & Finance - 9.70%
 City National                                         28,100      $1,156,876
 Cullen/Frost Bankers                                  28,100         921,399
 Doral Financial                                       13,576         543,176
 Downey Financial                                      14,200         623,380
 First Niagara Financial Group                         14,764         179,383
 Friedman Billings
  Ramsey Class A                                       21,670         237,937
 Indymac Bancorp                                       17,100         380,988
 Sovereign Bancorp                                     26,900         415,605
 Webster Financial                                     14,100         529,314
                                                                   ----------
                                                                    4,988,058
                                                                   ----------

 Basic Industry/Capital Goods - 3.11%
+Mettler-Toledo International                          22,800         809,400
+MSC Industrial Direct Class A                         29,181         539,849
 Roper Industries                                       8,100         247,779
                                                                   ----------
                                                                    1,597,028
                                                                   ----------

 Business Services - 4.42%
+Bright Horizons Family
  Solutions                                            16,153         485,075
+Fisher Scientific International                       33,000         950,729
 Hilb, Rogal & Hamilton                                10,400         369,720
+Resources Connection                                  21,400         466,520
                                                                   ----------
                                                                    2,272,044
                                                                   ----------

 Consumer Durables - 7.04%
 D.R. Horton                                           53,509       1,268,163
+Gentex                                                35,200       1,063,040
+Group 1 Automotive                                    13,300         365,883
 KB HOME                                               13,200         650,364
+WCI Communities                                       19,700         272,451
                                                                   ----------
                                                                    3,619,901
                                                                   ----------

 Consumer Non-Durables - 12.68%
+American Italian Pasta Class A                        16,824         741,938
+Coach                                                 26,096       1,135,437
+Cost Plus                                             30,046         923,314
+Dollar Tree Stores                                    31,078         790,935
+Gamestop                                              14,700         175,665
+Krispy Kreme Doughnuts                                29,228         949,326
+PETsMART                                              35,100         531,063
+Peet's Coffee & Tea                                   17,300         294,273
+Rent-A-Center                                         11,100         712,620
+Too                                                   14,236         264,220
                                                                   ----------
                                                                    6,518,791
                                                                   ----------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Consumer Services - 19.12%
+California Pizza Kitchen                              10,200      $  205,632
+Cheesecake Factory                                    34,249       1,081,926
+Cumulus Media                                         42,200         727,528
+Extended Stay America                                 60,077         712,513
 Four Seasons Hotels                                    8,600         259,462
+Getty Images                                          19,771         669,248
 Gray Television Class B                               51,000         563,550
+LIN TV Class A                                        44,000       1,052,040
+Mediacom Communications                               68,967         688,980
+Radio One                                             33,500         520,255
+Sonic                                                 52,550       1,419,375
+West                                                  29,563         667,533
+Westwood One                                          27,356         954,724
+Wynn Resorts                                          18,200         307,398
                                                                   ----------
                                                                    9,830,164
                                                                   ----------

 Energy - 1.42%
+Pride International                                   31,400         487,328
 Rowan Companies                                       11,800         241,900
                                                                   ----------
                                                                      729,228
                                                                   ----------

 Healthcare & Pharmaceuticals - 12.50%
+CIMA Labs                                             20,158         486,816
+Coventry Health Care                                  10,700         436,774
+Cubist Pharmaceuticals                                29,233         269,821
+Cv Therapeutics                                       20,000         399,600
+Cytyc                                                 36,000         475,200
+Exelixis                                              49,500         421,691
+Inspire Pharmaceuticals                               26,641         388,959
+Medicis Pharmaceutical Class A                        10,000         576,400
+Nektar Therapeutics                                   60,568         485,755
+Neurocrine Biosciences                                16,783         759,430
+Noven Pharmaceuticals                                 12,600         121,338
+Priority Healthcare Class B                           17,400         396,720
+Protein Design Labs                                   60,700         602,751
+Triad Hospitals                                        7,100         156,271
+Trimeris                                              10,059         446,519
                                                                   ----------
                                                                    6,424,045
                                                                   ----------

 Insurance - 7.46%
 Berkley (W.R.)                                        17,800         826,632
 Delphi Financial Group Class A                         5,900         259,895
 HCC Insurance Holdings                                19,600         539,000
 IPC Holdings                                           7,200         247,320
 PartnerRe                                             25,100       1,342,850
 RenaissanceRe Holdings                                14,000         620,060
                                                                   ----------
                                                                    3,835,757
                                                                   ----------



16   Delaware Pooled Trust o 2003 Semiannual Report

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Technology - 8.14%
+Advanced Fibre Communications                          1,552      $   23,746
+Anteon International                                   9,100         215,488
+Applied Micro Circuits                                38,156         170,939
+CIENA                                                 59,463         289,585
+Cymer                                                 15,400         439,670
+Emulex                                                20,700         424,143
 Henry (Jack) & Associates                             52,630         685,769
+Intergated Circuity Systems                           18,800         408,336
+Micrel                                                43,571         510,216
+Quest Software                                        42,900         459,030
+Tekelec                                               45,005         484,254
+Webex Communications                                   6,800          70,040
                                                                   ----------
                                                                    4,181,216
                                                                   ----------

 Transportation - 2.57%
 Arkansas Best                                         16,000         405,600
+Swift Transportation                                  16,600         300,792
 UTI Worldwide                                         20,400         614,040
                                                                   ----------
                                                                    1,320,432
                                                                   ----------
 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $41,420,362)                                                45,316,664
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 9.98%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $1,966,000
    U.S. Treasury Bills due 5/8/03, market
    value $1,965,548)                              $1,927,000       1,927,000
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $1,304,000
    U.S. Treasury Bills due 5/22/03, market
    value $1,303,244)                               1,274,000       1,274,000
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $1,939,000
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $1,965,924)                               1,927,000       1,927,000
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $5,128,000)                                                  5,128,000
 ============================================================================

 ----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 98.14%
(COST $46,548,362)                                                $50,444,664
 ============================================================================
 ----------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 1.86%                                         954,666
 ============================================================================
 ----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   4,672,146 SHARES OUTSTANDING;
   EQUIVALENT TO $11.00
   PER SHARE - 100.00%                                            $51,399,330
 ============================================================================
 ----------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                             $65,335,882
Undistributed net investment loss                                     (90,238)
Accumulated net realized loss on investments                      (17,742,616)
Net unrealized appreciation of investments                          3,896,302
 ----------------------------------------------------------------------------
Total net assets                                                  $51,399,330
 ============================================================================

+Non-income producing security for the period ended April 30, 2003.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   17

Delaware Pooled Trust- The Real Estate Investment Trust Portfolio II Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 COMMON STOCK - 98.46%
 Diversified REITs - 5.39%
 Keystone Property Trust                               44,000      $  756,800
 Vornado Realty Trust                                  26,300         999,400
                                                                   ----------
                                                                    1,756,200
                                                                   ----------

 Hotel REITs - 6.10%
 Hilton Hotels                                         82,600       1,100,232
+Host Marriott                                          5,700          44,004
 LaSalle Hotel Properties                              60,300         843,597
                                                                   ----------
                                                                    1,987,833
                                                                   ----------

 Industrial REITs - 9.13%
 AMB Property                                          34,780         949,494
 ProLogis Trust                                        78,700       2,025,738
                                                                   ----------
                                                                    2,975,232
                                                                   ----------

 Mall REITs - 17.84%
 General Growth Properties                             31,400       1,746,468
 Macerich                                              15,800         521,400
 Mills                                                 24,000         767,040
 Rouse                                                 35,800       1,244,050
 Simon Property Group                                  41,670       1,530,122
                                                                   ----------
                                                                    5,809,080
                                                                   ----------

 Manufactured Housing REITs - 1.77%
 Sun Communities                                       14,940         575,788
                                                                   ----------
                                                                      575,788
                                                                   ----------

 Multifamily REITs - 11.54%
 Apartment Investment &
   Management Class A                                   25,890         977,606
 AvalonBay Communities                                 17,551         700,109
 Camden Property Trust                                 35,800       1,251,211
 Equity Residential Properties
   Trust                                               32,000         829,120
                                                                   ----------
                                                                    3,758,046
                                                                   ----------

 Office REITs - 20.68%
 Alexandria Real Estate Equities                       19,300         816,390
 CarrAmerica Realty                                    45,990       1,199,419
 Equity Office Properties Trust                        99,811       2,592,091
 Prentiss Properties Trust                             40,375       1,110,313
 SL Green Realty                                       31,580       1,017,823
                                                                   ----------
                                                                    6,736,036
                                                                   ----------

                                                       Number          Market
                                                    of Shares           Value
 ----------------------------------------------------------------------------
 Office/Industrial REITs - 8.38%
 Duke Realty                                           36,440      $  998,455
 Liberty Property Trust                                23,833         745,735
 Reckson Associates Realty                             52,230         984,536
                                                                   ----------
                                                                    2,728,726
                                                                   ----------

 Real Estate Operating Companies - 3.10%
+Catellus Development                                  45,760         969,197
 Starwood Hotels & Resorts
   Worldwide                                            1,500          40,260
                                                                   ----------
                                                                    1,009,457
                                                                   ----------

 Retail Strip Centers REITs - 14.53%
 Chelsea Property Group                                31,100       1,233,426
 Developers Diversified Realty                         42,600       1,073,520
 Equity One                                            18,900         300,321
 Federal Realty Investment Trust                       32,600       1,004,732
 Pan Pacific Retail Properties                         10,390         406,457
 Ramco-Gershenson Properties                           31,200         712,920
                                                                   ----------
                                                                    4,731,376
                                                                   ----------
 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $30,895,500)                                                32,067,774
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 1.31%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $164,100
    U.S. Treasury Bills due 5/8/03, market
    value $164,051)                                  $160,800         160,800
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $108,900
    U.S. Treasury Bills due 5/22/03, market
    value $108,773)                                   106,400         106,400
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $161,800
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $164,803)                                   160,800         160,800
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $428,000)                                                      428,000
 ============================================================================

18   Delaware Pooled Trust o 2003 Semiannual Report

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 99.77%
 (COST $31,323,500)                                              $ 32,495,774
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.23%                                         74,815
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    1,773,605 SHARES OUTSTANDING;
    EQUIVALENT TO $18.36
    PER SHARE - 100.00%                                          $ 32,570,589
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                           $ 32,274,350
 Undistributed net investment income                                  298,565
 Accumulated net realized loss on investments                      (1,174,600)
 Net unrealized appreciation of investments                         1,172,274
 ----------------------------------------------------------------------------
 Total net assets                                                $ 32,570,589
 ============================================================================

+Non-income producing security for the period ended April 30, 2003.
 REIT - Real Estate Investment Trust

See accompanying notes

Delaware Pooled Trust-
The Intermediate Fixed Income Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.25%
 Fannie Mae Series 02-70 QD
    5.50% 6/25/26                                    $ 10,000        $ 10,383
 Fannie Mae Series 03-18 DA
    4.50% 11/25/14                                     15,000          15,533
 Fannie Mae Series 03-W1 1A1
    6.50% 12/25/42                                     28,916          30,795
 Freddie Mac Series 2303 CW
    8.50% 11/15/24                                      3,165           3,164
 Freddie Mac Series T-50 A3
    2.182% 9/27/07                                     25,000          25,035
 GNMA Series 02-61 BA
    4.648% 3/16/26                                     15,000          15,337
 GNMA Series 02-62 B
    4.763% 1/16/25                                     15,000          15,584
 ----------------------------------------------------------------------------
 Total Agency Collateralized
 Mortgage Obligations (cost $114,462)                                 115,831
 ============================================================================

 AGENCY MORTGAGE-BACKED SECURITIES - 11.61%
 Fannie Mae
    5.00% 6/1/18 TBA                                   15,000          15,398
    5.50% 7/3/33 TBA                                   90,000          91,744
    6.00% 4/1/17                                       18,197          19,079
 Freddie Mac
    5.00% 5/1/17 TBA                                  140,000         144,331
    5.50% 8/1/33 TBA                                   45,000          45,858
 ----------------------------------------------------------------------------
 Total Agency Mortgage-Backed
 Securities (cost $313,523)                                           316,410
 ============================================================================

 AGENCY OBLIGATIONS - 6.06%
 Fannie Mae
    3.50% 1/28/08                                      30,000          30,545
    4.375% 10/15/06                                    60,000          64,021
    4.375% 3/15/13                                     15,000          15,180
 Freddie Mac
    2.10% 2/25/05                                      55,000          55,413
 ----------------------------------------------------------------------------
 Total Agency Obligations (cost $163,632)                             165,159
 ============================================================================

 ASSET-BACKED SECURITIES - 11.70%
 MBNA Credit Card Master Note Trust
    Series 01-A1 A1
    5.75% 10/15/08                                     20,000          21,879
 MBNA Credit Card Master Note Trust
    Series 01-C3 C3
    6.55% 12/15/08                                     15,000          16,206



                             2003 Semiannual Report o Delaware Pooled Trust   19

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 NationsCredit Grantor Trust
    Series 97-1 A
    6.75% 8/15/13                                    $ 69,866        $ 75,147
 Sharp Series 02-HE2N N
    9.50% 8/25/32                                      12,084          12,054
 SLMA Student Loan Trust
    Series 97-4 A2
    1.912% 10/25/10                                   191,651         193,617
 ----------------------------------------------------------------------------
 Total Asset-Backed Securities (cost $313,495)                        318,903
 ============================================================================

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.90%
 Bank of America
    Series 03-D 1A1
    3.428% 5/25/33                                     10,000          10,178
 Bank of America
    Series 03-D 1A2
    3.428% 5/25/33                                      5,000           4,938
 Countrywide Home Loans
    Series 03-21 1A1
    4.227% 5/25/33                                     15,000          15,150
 Credit Suisse First Boston
    Series 02-34 1A1
    7.50% 12/25/32                                     27,987          29,613
 IMPAC Secured Assets
    Series 01-4 A3
    6.38% 4/25/24                                       1,631           1,636
 Washington Mutual
    Series 03-AR4 A7
    3.95% 5/25/33                                      29,529          29,694
 Washington Mutual
    Series 03-S1 A1
    5.00% 4/25/33                                      14,669          15,128
 ----------------------------------------------------------------------------
 Total Collateralized Mortgage Obligations
 (cost $106,222)                                                      106,337
 ============================================================================

 COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.50%
 Commercial Mortgage
    Series 00-C1 A1
    7.206% 9/15/08                                    109,972         122,525
 ----------------------------------------------------------------------------
 Total Commercial Mortgage-Backed
 Securities (cost $109,970)                                           122,525
 ============================================================================

 CORPORATE BONDS - 44.22%
 Banking, Finance & Insurance - 17.56%
#AON 144A 7.375% 12/14/12                               5,000           5,698
#ASIF Global Financing 144A
    4.90% 1/17/13                                      10,000          10,226
 Bank of Hawaii 6.875% 6/1/03                          15,000          15,061
 Bear Stearns 4.00% 1/31/08                            15,000          15,428
 Branch Banking & Trust
    4.875% 1/15/13                                     15,000          15,417

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Cendant 7.375% 1/15/13                              $ 10,000        $ 11,172
 Citigroup 5.625% 8/27/12                              15,000          16,218
 Compass Bank
    6.45% 5/1/09                                        5,000           5,673
 Countrywide 5.25% 6/15/04                              5,000           5,197
 Countrywide Home
    3.50% 12/19/05                                     30,000          30,740
 Credit Suisse First Boston USA
    4.625% 1/15/08                                     20,000          20,990
#Erac USA Finance 144A
    7.35% 6/15/08                                      25,000          28,376
#Farmers Insurance
    Exchange 144A
    8.625% 5/1/24                                       5,000           4,412
 First Bank National Association
    7.30% 8/15/05                                      20,000          22,121
 Ford Motor Credit
    5.80% 1/12/09                                       5,000           4,765
    6.875% 2/1/06                                      25,000          25,878
    7.25% 10/25/11                                      5,000           5,020
 Franklin Resources
    3.70% 4/15/08                                       5,000           5,017
 Frost National Bank
    6.875% 8/1/11                                      15,000          16,841
 General Electric Capital
    5.45% 1/15/13                                      10,000          10,641
 GMAC
    6.75% 1/15/06                                       5,000           5,276
    6.875% 9/15/11                                     20,000          20,416
 Goldman Sachs 5.25% 4/1/13                            15,000          15,465
#ING Bank 144A
    5.125% 5/1/15                                      20,000          20,449
 International Lease Finance
    5.875% 5/1/13                                      10,000          10,166
 Morgan Stanley 5.30% 3/1/13                           20,000          20,798
 National Rural Utilities
    3.875% 2/15/08                                     15,000          15,281
 PHH 7.125% 3/1/13                                      5,000           5,421
 Popular North America
    4.25% 4/1/08                                       10,000          10,249
 Prudential Financial
    3.75% 5/1/08                                       10,000          10,034
#PSE&G Capital 144A
    6.25% 5/15/03                                      10,000          10,010
 Regions Financial
    6.375% 5/15/12                                     15,000          17,024
 Stilwell Financial 7.00% 11/1/06                       5,000           5,468
#TIAA Global Markets 144A
    2.75% 1/13/06                                      10,000          10,121
 Union Bank Switzerland
    7.25% 7/15/06                                      15,000          17,079
 Wells Fargo 3.50% 4/4/08                               5,000           5,054
#Wilmington Trust 144A
    4.875% 4/15/13                                      5,000           5,019
                                                                     --------
                                                                      478,221
                                                                     --------


20   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Building & Materials - 0.79%
 Valspar 6.00% 5/1/07                                $ 20,000        $ 21,465
                                                                     --------
                                                                       21,465
                                                                     --------

 Cable, Media & Publishing - 3.22%
 AOL Time Warner
    6.75% 4/15/11                                      20,000          21,754
 Liberty Media 7.75% 7/15/09                            5,000           5,700
 Thomson 5.75% 2/1/08                                  15,000          16,573
 Time Warner 8.18% 8/15/07                             10,000          11,401
 USA Interactive
    6.75% 11/15/05                                     15,000          15,882
    7.00% 1/15/13                                      15,000          16,511
                                                                     --------
                                                                       87,821
                                                                     --------

 Consumer Products - 0.40%
#Fortune Brands 144A
    7.125% 11/1/04                                     10,000          10,801
                                                                     --------
                                                                       10,801
                                                                     --------

 Energy - 6.27%
 Apache Financial Property
    7.00% 3/15/09                                      30,000          34,743
 Conocophillips 4.75% 10/15/12                         15,000          15,326
 Duke Capital 7.50% 10/1/09                            10,000          11,142
#GlobalSantaFe 144A
    5.00% 2/15/13                                      15,000          15,083
 Kinder Morgan Energy Partners
    8.00% 3/15/05                                      10,000          11,054
 Marathon Oil 9.125% 1/15/13                           15,000          19,310
 Nabors Industries
    5.375% 8/15/12                                     10,000          10,514
 Northern Border Pipeline
    6.25% 5/1/07                                       10,000          10,805
 Sempra Energy 6.80% 7/1/04                            10,000          10,520
 Transocean 6.75% 4/15/05                              15,000          16,245
 Valero Energy 6.125% 4/15/07                          15,000          16,027
                                                                     --------
                                                                      170,769
                                                                     --------

 Food, Beverage & Tobacco - 3.32%
 Archer Daniels 8.125% 6/1/12                          15,000          18,929
 Diageo Capital PLC
    3.375% 3/20/08                                      5,000           5,014
 Kraft Foods 6.25% 6/1/12                              10,000          10,914
 UST
    6.625% 7/15/12                                     15,000          16,985
    8.80% 3/15/05                                      10,000          11,029
 Wendy's International
    6.20% 6/15/14                                      10,000          11,254
    6.25% 11/15/11                                     15,000          16,469
                                                                     --------
                                                                       90,594
                                                                     --------

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Healthcare & Pharmaceuticals - 0.74%
 Merck & Company
    4.375% 2/15/13                                    $20,000         $20,237
                                                                     --------
                                                                       20,237
                                                                     --------

 Industrial Machinery - 1.40%
 Johnson Controls
    5.00% 11/15/06                                     10,000          10,638
 Progressive Corporate
    6.375% 1/15/12                                     15,000          16,848
 York International
    6.625% 8/15/06                                     10,000          10,720
                                                                     --------
                                                                       38,206
                                                                     --------

 Metals & Mining - 0.67%
 Great Central Minnesota
    8.875% 4/1/08                                      30,000          18,150
                                                                     --------
                                                                       18,150
                                                                     --------

 Retail - 2.34%
 CVS 3.875% 11/1/07                                    10,000          10,177
 Lowe's 7.50% 12/15/05                                 10,000          11,350
 May Department
    Stores 7.15% 8/15/04                               10,000          10,653
 Safeway 3.80% 8/15/05                                 15,000          15,275
 Target
    5.875% 3/1/12                                      10,000          10,932
    5.95% 5/15/06                                       5,000           5,470
                                                                     --------
                                                                       63,857
                                                                     --------

 Telecommunications - 2.29%
 AT&T 6.50% 11/15/06                                   15,000          16,100
 Sprint Capital 6.375% 5/1/09                          10,000          10,250
 Verizon Virginia
    4.625% 3/15/13                                     20,000          19,916
 Verizon Wireless Capital
    5.375% 12/15/06                                    15,000          16,180
                                                                     --------
                                                                       62,446
                                                                     --------

 Transportation & Shipping - 0.37%
 American Airlines
    6.817% 5/23/11                                      5,000           3,590
 Delta Air Lines
    7.299% 9/18/06                                     10,000           6,463
                                                                     --------
                                                                       10,053
                                                                     --------

                             2003 Semiannual Report o Delaware Pooled Trust   21

                                                    Principal    Market Value
                                                     Amount**        (U.S. $)
 ----------------------------------------------------------------------------
 Utilities - 4.85%
 Avista 7.75% 1/1/07                                 $  5,000        $  5,530
 Carolina Power & Light
    6.50% 7/15/12                                      10,000          11,342
 Detroit Edison 5.05% 10/1/05                          15,000          15,986
 FPL Group Capital
    3.25% 4/11/06                                      15,000          15,182
 Great Lakes Power
    9.00% 8/1/04                                       10,000          10,530
 NiSource Finance
    7.50% 11/15/03                                     10,000          10,313
 Peco Energy 3.50% 5/1/08                              15,000          15,160
 Progress Energy 6.75% 3/1/06                          15,000          16,558
#PSE&G Energy Holdings 144A
    7.75% 4/16/07                                      20,000          20,972
 Southern Company Capital
    5.30% 2/1/07                                       10,000          10,658
                                                                     --------
                                                                      132,231
                                                                     --------
 ----------------------------------------------------------------------------
 Total Corporate Bonds (cost $1,175,649)                            1,204,851
 ============================================================================

 FOREIGN BONDS - 3.19%
 Canada - 1.06%
 Hydro-Quebec 6.30%
    5/11/11                                  USD       25,000          28,877
                                                                     --------
                                                                       28,877
                                                                     --------

 Mexico - 1.34%
 Mexican United States
    7.50% 4/8/33                                       35,000          36,575
                                                                     --------
                                                                       36,575
                                                                     --------

 Singapore - 0.41%
#Singapore
    Telecommunications 144A
    6.375% 12/1/11                                     10,000          11,126
                                                                     --------
                                                                       11,126
                                                                     --------

 Sweden - 0.38%
#Nordea Bank 144A
    5.25% 11/30/12                                     10,000          10,476
                                                                     --------
                                                                       10,476
                                                                     --------
 ----------------------------------------------------------------------------
 Total Foreign Bonds (cost $83,749)                                    87,054
 ============================================================================

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 PREFERRED STOCK - 1.50%
#Centaur Funding 144A 9.08%                                35        $ 40,917
 ----------------------------------------------------------------------------
 Total Preferred Stock (cost $37,395)                                  40,917
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------

 U.S. TREASURY OBLIGATIONS - 10.43%
 U.S. Treasury Bond
    1.50% 2/28/05                                    $ 10,000          10,016
 U.S. Treasury Inflation Index
    Notes
    *3.00% 7/15/12                                     20,211          21,715
    *3.375% 4/15/32                                    25,592          29,358
 U.S. Treasury Notes
    3.00% 2/15/08                                      50,000          50,531
    3.875% 2/15/13                                    145,000         145,239
^U.S. Treasury Strip - Tiger
    3.611% 11/15/09                                    35,000          27,486
 ----------------------------------------------------------------------------
 Total U.S. Treasury Obligations
 (cost $281,348)                                                      284,345
 ============================================================================

 REPURCHASE AGREEMENTS - 5.98%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $62,000
    U.S. Treasury Bills due 5/8/03, market
    value $62,477)                                     61,200          61,200
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $41,000
    U.S. Treasury Bills due 5/22/03, market
    value $41,425)                                     40,600          40,600
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $62,000
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $62,489)                                     61,200          61,200
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $163,000)                                                      163,000
 ============================================================================

22   Delaware Pooled Trust o 2003 Semiannual Report

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 107.34%
 (COST $2,862,445)                                                $ 2,925,332
 ============================================================================
 ----------------------------------------------------------------------------
 LIABILITIES NET OF RECEIVABLES AND
    OTHER ASSETS - (7.34%)                                           (200,017)
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    263,555 SHARES OUTSTANDING;
    EQUIVALENT TO $10.34
    PER SHARE - 100.00%                                           $ 2,725,315
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                            $ 2,871,642
 Distributions in excess of net
    investment income                                                       9
 Accumulated net realized loss
    on investments                                                   (215,601)
 Net unrealized appreciation of investments                            69,265
 ----------------------------------------------------------------------------
 Total net assets                                                 $ 2,725,315
 ============================================================================

 #Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  See Note #12 in "Notes to Financial Statements".
 *Fully or partially pledged as collateral for financial futures contracts and options written.
**Principal amount is stated in the currency in which each bond is denominated.
 ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
  SLMA - Student Loan Marketing Association
  GNMA - Government National Mortgage Association
  TBA - To be announced
  USD - U.S. Dollar

See accompanying notes

Delaware Pooled Trust-
The Core Fixed Income Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)
                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.87%
 Fannie Mae Series 02-70 QD
    5.50% 6/25/26                                    $ 15,000        $ 15,574
 Fannie Mae Series 03-W1 1A1
    6.50% 12/25/42                                     19,277          20,531
 Freddie Mac Series 2302 NJ
    6.50% 11/15/29                                     20,000          20,355
 Freddie Mac Series 2303 CW
    8.50% 11/15/24                                      1,490           1,489
 Freddie Mac Series T-50 A3
    2.182% 9/27/07                                     10,000          10,014
 GNMA Series 02-61 BA
    4.648% 3/16/26                                      5,000           5,112
 GNMA Series 02-62 B
    4.763% 1/16/25                                      5,000           5,195
 ----------------------------------------------------------------------------
 Total Agency Collateralized Mortgage Obligations
 (cost $78,069)                                                        78,270
 ============================================================================

 AGENCY MORTGAGE-BACKED SECURITIES - 23.92%
 Fannie Mae
    4.50% 6/1/18  TBA                                  25,000          25,211
    6.00% 4/1/17                                       18,198          19,080
    6.00% 6/1/17                                        5,208           5,460
    6.50% 5/1/31  TBA                                  30,000          31,350
    6.50% 8/1/32                                      255,025         266,502
    7.50% 2/1/30                                       16,462          17,557
    7.50% 6/1/31                                       26,883          28,664
    7.50% 10/1/31                                       4,127           4,399
 Freddie Mac
    5.00% 5/1/17 TBA                                   80,000          82,475
    5.50% 8/1/33 TBA                                   60,000          61,144
    6.00% 7/1/33 TBA                                   20,000          20,700
    7.00% 7/1/32                                       10,419          10,995
 GNMA
    6.50% 12/15/23                                     39,737          42,059
    6.50% 9/15/32                                      21,825          22,958
    7.50% 12/15/31                                     12,926          13,810
 ----------------------------------------------------------------------------
 Total Agency Mortgage-Backed Securities
 (cost $645,711)                                                      652,364
 ============================================================================

                             2003 Semiannual Report o Delaware Pooled Trust   23

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 AGENCY OBLIGATIONS - 5.99%
 Fannie Mae
    3.25% 11/15/07                                   $ 55,000        $ 55,929
    3.50% 1/28/08                                      10,000          10,182
    4.375% 10/15/06                                    10,000          10,670
    4.375% 3/15/13                                     15,000          15,180
 Federal Home Loan Bank
    3.875% 2/12/10                                     40,000          40,570
 Freddie Mac 3.25% 11/15/04                            30,000          30,813
 ----------------------------------------------------------------------------
 Total Agency Obligations
 (cost $161,293)                                                      163,344
 ============================================================================

 ASSET-BACKED SECURITIES - 0.62%
 MBNA Credit Card Master Note Trust
    Series 01-C3 C3
    6.55% 12/15/08                                     10,000          10,804
 Sharp Series 02-HE2 N
    9.50% 8/25/32                                       6,042           6,027
 ----------------------------------------------------------------------------
 Total Asset-Backed Securities
 (cost $16,676)                                                        16,831
 ============================================================================

 COLLATERALIZED MORTGAGE OBLIGATIONS - 5.11%
 Bank of America
    Series 03-D 1A1
    3.428% 5/25/33                                     10,000          10,178
 Bank of America
    Series 03-D 1A2
    3.428% 5/25/33                                      5,000           4,938
 Cendant Mortgage
    Series 02-4 A6
    6.50% 7/25/32                                      10,555          10,879
 Countrywide Alternative
    Loan Trust
    Series 02-7 CB11
    6.75% 8/25/32                                      15,139          15,508
 Credit Suisse First Boston
    Series 02-10 2A1
    7.50% 5/25/32                                      10,386          10,980
 Credit Suisse First Boston
    Series 02-34 1A1
    7.50% 12/25/32                                     18,658          19,742
 Credit Suisse First Boston
    Series 03-8 5A1
    6.50% 4/25/33                                      24,921          25,672
 IMPAC Secured Assets
    Series 01-4 A3
    6.38% 4/25/24                                       1,631           1,636
 Washington Mutual
    Series 03-AR4 A7
    3.95% 5/25/33                                      24,607          24,745

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Washington Mutual
    Series 03-S1 A1
    5.00% 4/25/33                                    $ 14,669        $ 15,128
 ----------------------------------------------------------------------------
 Total Collateralized Mortgage Obligations
 (cost $139,447)                                                      139,406
 ============================================================================

 COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.45%
 Chase Commercial
    Mortgage Securities
    Series 96-2 C
    6.90% 11/19/28                                     35,000          39,380
 Commercial Mortgage
    Series 00-C1 A1
    7.206% 9/15/08                                     59,216          65,975
 First Union National Bank
    Commercial Mortgage
    Series 99-C4 A1
    7.184% 9/15/08                                     39,395          43,289
 ----------------------------------------------------------------------------
 Total Commercial Mortgage-Backed Securities
 (cost $134,569)                                                      148,644
 ============================================================================

 CORPORATE BONDS - 24.49%
 Automobiles & Automotive Parts - 0.49%
 Ford Motor 7.45% 7/16/31                              15,000          13,387
                                                                      -------
                                                                       13,387
                                                                      -------

 Banking, Finance & Insurance - 8.77%
#AON 144A 7.375% 12/14/12                               5,000           5,698
#ASIF Global Financing 144A
    4.90% 1/17/13                                       5,000           5,113
 Bank of Hawaii 6.875% 6/1/03                          15,000          15,061
 Bear Stearns 4.00% 1/31/08                            10,000          10,286
 Cendant 7.375% 1/15/13                                 5,000           5,586
 Citigroup 5.875% 2/22/33                              10,000          10,299
 Credit Suisse First Boston USA
    4.625% 1/15/08                                      5,000           5,247
#Erac USA Finance 144A
    7.35% 6/15/08                                      10,000          11,351
#Farmers Insurance
    Exchange 144A
    8.625% 5/1/24                                       5,000           4,412
 Ford Motor Credit
    6.875% 2/1/06                                      10,000          10,351
 Franklin Resources
    3.70% 4/15/08                                       5,000           5,017
 General Electric Capital
    4.25% 1/28/05                                      25,000          26,127
    5.45% 1/15/13                                       5,000           5,320
 GMAC
    6.75% 1/15/06                                       5,000           5,276
    7.00% 2/1/12                                        5,000           5,131
    8.00% 11/1/31                                      10,000          10,445
 Goldman Sachs
    6.125% 2/15/33                                      5,000           5,189



24   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
#ING Bank 144A
    5.125% 5/1/15                                    $ 15,000        $ 15,337
 Morgan Stanley 5.30% 3/1/13                           15,000          15,599
 National Rural Utilities
    3.875% 2/15/08                                      5,000           5,094
 PHH 7.125% 3/1/13                                      5,000           5,421
 Popular North America
    4.25% 4/1/08                                        5,000           5,124
 Regions Financial
    6.375% 5/15/12                                     10,000          11,349
 Stilwell Financial
    7.00% 11/1/06                                       5,000           5,468
#TIAA Global Markets 144A
    2.75% 1/13/06                                      10,000          10,121
 Wells Fargo 3.50% 4/4/08                               5,000           5,054
#Wilmington Trust 144A
    4.875% 4/15/13                                      5,000           5,019
#Zurich Capital Trust I 144A
    8.376% 6/1/37                                      10,000           9,809
                                                                     --------
                                                                      239,304
                                                                     --------

 Building & Materials - 0.39%
 Valspar 6.00% 5/1/07                                  10,000          10,733
                                                                     --------
                                                                       10,733
                                                                     --------

 Cable, Media & Publishing - 3.05%
 AOL Time Warner 7.70% 5/1/32                           5,000           5,588
 Comcast Cable Communications
    7.05% 3/15/33                                      10,000          10,891
 Liberty Media 8.25% 2/1/30                            15,000          17,153
 Thomson 5.75% 2/1/08                                  10,000          11,049
 Time Warner 8.18% 8/15/07                             10,000          11,401
 USA Interactive
    6.75% 11/15/05                                     10,000          10,588
    7.00% 1/15/13                                      15,000          16,511
                                                                     --------
                                                                       83,181
                                                                     --------

 Consumer Products - 0.20%
#Fortune Brands 144A
    7.125% 11/1/04                                      5,000           5,400
                                                                     --------
                                                                        5,400
                                                                     --------

 Energy - 3.64%
 Apache Financial Property
    7.00% 3/15/09                                      10,000          11,581
 Consumers Energy
    6.00% 3/15/05                                       5,000           5,350
 Duke Capital 7.50% 10/1/09                             5,000           5,571
#Enterprise Products 144A
    6.875% 3/1/33                                       5,000           5,345
#GlobalSantaFe 144A
    5.00% 2/15/13                                      10,000          10,055

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Kinder Morgan Energy Partners
    8.00% 3/15/05                                     $10,000         $11,054
 Marathon Oil 9.125% 1/15/13                           10,000          12,874
 Nabors Industries
    5.375% 8/15/12                                     10,000          10,514
 Northern Border Pipeline
    6.25% 5/1/07                                        5,000           5,402
 Sempra Energy 6.80% 7/1/04                             5,000           5,260
 Transocean 6.75% 4/15/05                              10,000          10,830
 Valero Energy 6.125% 4/15/07                           5,000           5,342
                                                                      -------
                                                                       99,178
                                                                      -------

 Food, Beverage & Tobacco - 1.80%
 Diageo Capital PLC
    3.375% 3/20/08                                      5,000           5,014
 Kraft Foods 6.25% 6/1/12                               5,000           5,457
 UST 8.80% 3/15/05                                     20,000          22,057
 Wendy's International
    6.25% 11/15/11                                     15,000          16,469
                                                                      -------
                                                                       48,997
                                                                      -------

 Industrial Machinery - 0.20%
 York International
    6.625% 8/15/06                                      5,000           5,360
                                                                      -------
                                                                        5,360
                                                                      -------

 Metals & Mining - 0.44%
 Great Central Minnesota
    8.875% 4/1/08                                      20,000          12,100
                                                                      -------
                                                                       12,100
                                                                      -------

 Retail - 0.42%
 Lowe's 7.50% 12/15/05                                 10,000          11,350
                                                                      -------
                                                                       11,350
                                                                      -------

 Telecommunications - 1.92%
 AT&T 6.50% 11/15/06                                   15,000          16,100
 Citizens Communications
    6.375% 8/15/04                                     10,000          10,475
 Sprint Capital 6.375% 5/1/09                           5,000           5,125
 Verizon Virginia
    4.625% 3/15/13                                     10,000           9,958
 Verizon Wireless Capital
    5.375% 12/15/06                                    10,000          10,787
                                                                      -------
                                                                       52,445
                                                                      -------

 Transportation & Shipping - 0.25%
 American Airlines
    6.817% 5/23/11                                      5,000           3,590
 Delta Air Lines
    7.299% 9/18/06                                      5,000           3,231
                                                                      -------
                                                                        6,821
                                                                      -------



                             2003 Semiannual Report o Delaware Pooled Trust   25

                                                    Principal    Market Value
                                                     Amount**        (U.S. $)
 ----------------------------------------------------------------------------
 Utilities - 2.92%
 Amerada Hess 7.30% 8/15/31                            $5,000          $5,616
 Avista 7.75% 1/1/07                                   10,000          11,059
 Carolina Power & Light
    6.50% 7/15/12                                       5,000           5,671
 Detroit Edison 5.05% 10/1/05                          10,000          10,657
 FPL Group Capital
    3.25% 4/11/06                                      10,000          10,122
 Great Lakes Power
    9.00% 8/1/04                                        5,000           5,265
 Peco Energy 3.50% 5/1/08                              10,000          10,107
#PSE&G Energy Holdings 144A
    7.75% 4/16/07                                      10,000          10,486
 Southern Company Capital
    5.30% 2/1/07                                       10,000          10,658
                                                                      -------
                                                                       79,641
                                                                      -------


 ----------------------------------------------------------------------------
 Total Corporate Bonds
 (cost $640,917)                                                      667,897
 ============================================================================

 FOREIGN BONDS - 2.04%
 France - 0.24%
 France Telecom
    10.00% 3/1/31                            USD       5,000            6,673
                                                                      -------
                                                                        6,673
                                                                      -------

 Mexico - 0.77%
 Mexican United States
    7.50% 4/8/33                                       20,000          20,900
                                                                      -------
                                                                       20,900
                                                                      -------

 Singapore - 0.84%
#Singapore Telecommunications 144A
    6.375% 12/1/11                                     10,000          11,126
    7.375% 12/1/31                                     10,000          11,795
                                                                      -------
                                                                       22,921
                                                                      -------

 Sweden - 0.19%
#Nordea Bank 144A
    5.25% 11/30/12                                      5,000           5,238
                                                                      -------
                                                                        5,238
                                                                      -------

 ----------------------------------------------------------------------------
 Total Foreign Bonds
 (cost $51,579)                                                        55,732
 ============================================================================
 MUNICIPAL BONDS - 0.38%
 Forsyth, Montana Pollution Control
    Revenue (Portland General
    A Remarking) 5.20% 5/1/33                           5,000           5,088
 Long Island, New York Power
    Authority Series A
    5.00% 6/1/08                                        5,000           5,410
 ----------------------------------------------------------------------------
 Total Municipal Bonds
 (cost $10,368)                                                        10,498
 ============================================================================

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------
 PREFERRED STOCK - 0.64%
#Centaur Funding 144A 9.08%                                15         $17,536
 ----------------------------------------------------------------------------
 Total Preferred Stock
 (cost $16,026)                                                        17,536
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 11.43%
 U.S. Treasury Bond
    1.50% 2/28/05                                    $ 20,000          20,033
    5.375% 2/15/31                                     50,000          54,574
 U.S. Treasury Inflation Index Notes
    *3.00% 7/15/12                                     25,264          27,143
     3.375% 4/15/32                                    10,237          11,743
    *3.625% 1/15/08                                    16,842          18,628
 U.S. Treasury Notes
    3.00% 2/15/08                                      85,000          85,904
    3.875% 2/15/13                                     70,000          70,115
 ^U.S. Treasury Strip - Tiger
    3.611% 11/15/09                                    30,000          23,560
 ----------------------------------------------------------------------------
 Total U.S. Treasury Obligations
 (cost $310,008)                                                      311,700
 ============================================================================
 REPURCHASE AGREEMENTS - 23.28%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $243,400
    U.S. Treasury Bills due 5/8/03, market
    value $243,394)                                   238,600         238,600
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $161,500
    U.S. Treasury Bills due 5/22/03, market
    value $161,381)                                   157,800         157,800
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $240,100
    U.S. Treasury Notes 3.625% due
    8/31/03, market
    value $243,440)                                   238,600         238,600
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $635,000)                                                      635,000
 ============================================================================

26   Delaware Pooled Trust o 2003 Semiannual Report

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 106.22%
 (COST $2,839,663)                                                $ 2,897,222
 ============================================================================
 ----------------------------------------------------------------------------
 LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS - (6.22%)                                       (169,615)
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO 317,460
    SHARES OUTSTANDING;
    EQUIVALENT TO $8.59
    PER SHARE - 100.00%                                           $ 2,727,607
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                            $ 2,785,183
 Undistributed net investment income                                   35,560
 Accumulated net realized loss on investments                        (150,930)
 Net unrealized appreciation of investments                            57,794
 ----------------------------------------------------------------------------
 Total net assets                                                 $ 2,727,607
 ============================================================================

 #Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  See note #12 in "Notes to Financial Statements".
 *Fully or partially pledged as collateral for financial futures contracts and options written.
**Principal amount is stated in the currency in which each bond is denominated.
 ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
  GNMA - Government National Mortgage Association
  TBA - To be announced
  USD - U.S. Dollar

  See accompanying notes

Delaware Pooled Trust-
The High-Yield Bond Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)
                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 ASSET-BACKED SECURITIES - 0.83%
 Morgan Stanley Dean Witter Capital
    Series 01-NC3N N
    12.75% 10/25/31                                  $    859        $    859
#GSAMP Trust
    Series 02-HE2N
    8.25% 10/20/32                                     37,660          37,590
 ----------------------------------------------------------------------------
 Total Asset-Backed Securities
 (cost $38,496)                                                        38,449
 ============================================================================
 COLLATERALIZED MORTGAGE OBLIGATION - 0.50%
#Washington Mutual Mortgage Securities 144A
    Series 01-8 CB4
    6.71% 8/25/31                                      24,209          23,135
 ----------------------------------------------------------------------------
 Total Collateralized Mortgage Obligation
 (cost $19,185)                                                        23,135
 ============================================================================
 CORPORATE BONDS - 83.14%
 Automobiles & Automotive Parts - 1.38%
 Collins & Aikman
    10.75% 12/31/11                                    30,000          30,900
 CSK Auto 12.00% 6/15/06                               30,000          33,038
                                                                      -------
                                                                       63,938
                                                                      -------

 Banking, Finance & Insurance - 2.77%
#Bluewater Finance 144A
    10.25% 2/15/12                                     15,000          15,450
#Farmers Exchange
    Capital 144A
    7.20% 7/15/48                                      15,000          11,011
#Farmers Insurance
    Exchange 144A
    8.625% 5/1/24                                       5,000           4,412
 Finova Group 7.50% 11/15/09                           60,000          24,300
#Gemstone Investor 144A
    7.71% 10/31/04                                     25,000          24,188
 Technical Olympic USA
    10.375% 7/1/12                                     25,000          25,875
 TIG Holdings 8.125% 4/15/05                           15,000          13,425
#Zurich Capital Trust I 144A
    8.376% 6/1/37                                      10,000           9,809
                                                                      -------
                                                                      128,470
                                                                      -------

                             2003 Semiannual Report o Delaware Pooled Trust   27

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Building & Materials - 2.29%
 Foster Wheeler
    6.75% 11/15/05                                   $ 45,000        $ 27,225
#Lone Star Industries 144A
    8.85% 6/15/05                                      25,000          24,287
 Schuler Homes
    10.50% 7/15/11                                     25,000          28,000
 Standard-Pacific
    9.25% 4/15/12                                      25,000          26,688
                                                                     --------
                                                                      106,200
                                                                     --------

 Cable, Media & Publishing - 11.55%
 American Media Operation
    10.25% 5/1/09                                      25,000          27,250
 Charter Communications
    10.75% 10/1/09                                    180,000         120,486
 CSC Holdings 10.50% 5/15/16                           15,000          16,988
#Dex Media East 144A
    12.125% 11/15/12                                   25,000          29,875
#DirecTV Holdings 144A
    8.375% 3/15/13                                     40,000          45,000
 Echostar DBS
    10.375% 10/1/07                                    35,000          39,375
#Hollinger 144A
    11.875% 3/1/11                                     20,000          21,400
 Lodgenet Entertainment
    10.25% 12/15/06                                    40,000          40,600
 Mediacom LLC 9.50% 1/15/13                            45,000          48,599
 Nextmedia Operating
    10.75% 7/1/11                                      20,000          22,250
#PEI Holdings 144A
    11.00% 3/15/10                                     20,000          21,300
#RH Donnelley Finance 144A
    10.875% 12/15/12                                   15,000          17,438
 Vertis 10.875% 6/15/09                                10,000          10,550
#Vertis 144A 10.875% 6/15/09                           25,000          26,375
#Vivendi 144A 9.25% 4/15/10                            20,000          22,550
*XM Satellite Radio
    14.00% 12/31/09                                    35,885          25,478
                                                                     --------
                                                                      535,514
                                                                     --------

 Chemicals - 4.06%
 Huntsman International
    10.125% 7/1/09                                     15,000          15,525
#Huntsman International 144A
    9.875% 3/1/09                                      15,000          16,350
 IMC Global
    6.55% 1/15/05                                      10,000          10,150
    7.625% 11/1/05                                     30,000          30,750
 Lyondell Chemical
    9.50% 12/15/08                                     20,000          20,500
 MacDermid 9.125% 7/15/11                              25,000          27,875
#PolyOne 144A
    10.625% 5/15/10                                    15,000          15,000

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 SOI Funding 11.25% 7/15/09                          $ 35,000        $ 26,775
 Solutia 6.72% 10/15/37                                35,000          25,200
                                                                     --------
                                                                      188,125
                                                                     --------

 Computers & Technology - 0.85%
 Amkor Technology
    9.25% 5/1/06                                       30,000          31,500
 Asat Finance 12.50% 11/1/06                            9,750           7,849
                                                                     --------
                                                                       39,349
                                                                     --------

 Consumer Products - 3.30%
 American Greetings
    11.75% 7/15/08                                     35,000          40,250
#Levi Strauss 144A
    12.25% 12/15/12                                    25,000          20,875
#Phillips Van-Heusen 144A
    8.125% 5/1/13                                      25,000          25,000
 Salton 12.25% 4/15/08                                 40,000          41,800
 Samsonite
    10.75% 6/15/08                                     25,000          23,750
+Venture Holdings Trust
    12.00% 6/1/09                                      65,000           1,300
                                                                     --------
                                                                      152,975
                                                                     --------

 Consumer Services - 1.36%
 Alderwoods Group
    12.25% 1/2/09                                      15,000          15,525
#Brickman Group 144A
    11.75% 12/15/09                                    15,000          16,875
 Mail Well I 9.625% 3/15/12                            30,000          30,600
                                                                     --------
                                                                       63,000
                                                                     --------

 Electronics & Electrical Equipment - 0.62%
#Sanmina - SCI 144A
    10.375% 1/15/10                                    25,000          28,625
                                                                     --------
                                                                       28,625
                                                                     --------

 Energy - 11.66%
#Citgo Petroleum 144A
    11.375% 2/1/11                                     50,000          55,999
#Dynegy Holdings 144A
    6.875% 4/1/11                                      15,000          12,825
 Dynegy Holdings
    6.75% 12/15/05                                     15,000          14,325
 El Paso 7.00% 5/15/11                                 35,000          30,625
 El Paso Energy 7.375%
    12/15/12                                           25,000          21,250
 El Paso Natural Gas
    6.75% 11/15/03                                     20,000          20,150
#El Paso Natural Gas 144A
    8.375% 6/15/32                                     15,000          15,225
#El Paso Partners 144A
    8.50% 6/1/10                                       20,000          21,650


28   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
#Frontier Escrow 144A
    8.00% 4/15/13                                    $ 35,000        $ 36,400
 Hanover Equipment Trust
    8.50% 9/1/08                                       25,000          25,625
 Ocean Rig Norway
    10.25% 6/1/08                                      36,000          32,580
+Petroleum Geo-Services
    6.25% 11/19/03                                     25,000          11,750
#Premcor Refining 144A
    9.50% 2/1/13                                       40,000          44,800
#Southern Natural Gas 144A
    8.875% 3/15/10                                     15,000          16,650
 Tennessee Gas Pipeline
    8.375% 6/15/32                                     30,000          31,050
#Tesoro Petroleum 144A
    8.00% 4/15/08                                      45,000          46,800
 Transcontinental Gas Pipeline
    6.125% 1/15/05                                     15,000          15,300
    6.25% 1/15/08                                      20,000          20,200
    8.875% 7/15/12                                     25,000          27,625
 Tyumen Oil 11.00% 11/6/07                             10,000          11,625
 Williams 6.625% 11/15/04                              15,000          14,775
 Williams Series A
    7.50% 1/15/31                                      15,000          13,200
                                                                     --------
                                                                      540,429
                                                                     --------

 Environmental Services - 1.24%
#Casella Waste Systems 144A
    9.75% 2/1/13                                       10,000          10,850
 IESI 10.25% 6/15/12                                   45,000          46,800
                                                                     --------
                                                                       57,650
                                                                     --------

 Food, Beverage & Tobacco - 3.32%
 Advantica Restaurant
    12.75% 9/30/07                                     38,000          39,710
 B&G Foods 9.625% 8/1/07                               25,000          25,906
 Di Giorgio 10.00% 6/15/07                             40,000          39,800
#Dole Foods 144A
    8.875% 3/15/11                                     15,000          16,388
 National Wine & Spirits
    10.125% 1/15/09                                    35,000          32,025
                                                                     --------
                                                                      153,829
                                                                     --------

 Healthcare & Pharmaceuticals - 1.01%
#Ameripath 144A
    10.50% 4/1/13                                      35,000          37,275
#HMP Equity 144A
    15.433% 5/15/08                                    20,000           9,487
                                                                     --------
                                                                       46,762
                                                                     --------

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Leisure, Lodging & Entertainment - 6.54%
 Alliance Gaming
    10.00% 8/1/07                                    $ 10,000        $ 10,500
 AMC Entertainment
    9.50% 3/15/09                                      10,000          10,400
    9.875% 2/1/12                                       5,000           5,275
 Circus & Eldorado
    Joint Venture
    10.125% 3/1/12                                     35,000          33,863
 Extended Stay America
    9.875% 6/15/11                                     25,000          26,125
 Herbst Gaming
    10.75% 9/1/08                                      35,000          38,587
 John Q Hammons
    8.875% 5/15/12                                     15,000          15,600
 MeriStar Hospitality
    Operating Partnership
    10.50% 6/15/09                                     40,000          39,199
 Penn National Gaming
    11.125% 3/1/08                                     25,000          27,688
 Regal Cinemas
    9.375% 2/1/12                                      25,000          27,625
 Six Flags 9.75% 6/15/07                               25,000          26,063
#Town Sports
    International 144A
    9.625% 4/15/11                                     20,000          21,100
#Turning Stone Casino
    Resort Enterprise 144A
    9.125% 12/15/10                                    20,000          21,150
                                                                     --------
                                                                      303,175
                                                                     --------

 Metals & Mining - 0.76%
#Jorgensen Earle M. 144A
    9.75% 6/1/12                                       20,000          21,100
 Oregon Steel Mills
    10.00% 7/15/09                                     15,000          14,325
                                                                     --------
                                                                       35,425
                                                                     --------

 Packaging & Containers - 2.94%
 AEP Industries
    9.875% 11/15/07                                    40,000          37,800
 Consolidated Container
    10.125% 7/15/09                                    35,000          21,000
#Owens Illinois 144A
    8.25% 5/15/13                                      25,000          25,938
 Portola Packaging
    10.75% 10/1/05                                     30,000          30,675
 Silgan 9.00% 6/1/09                                   20,000          20,900
                                                                     --------
                                                                      136,313
                                                                     --------

                             2003 Semiannual Report o Delaware Pooled Trust   29

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
  ---------------------------------------------------------------------------
  Paper & Forest Products - 2.51%
  Georgia-Pacific
     9.875% 11/1/21                                  $ 95,000        $ 90,250
  Tembec Industries
     8.50% 2/1/11                                      25,000          26,125
                                                                     --------
                                                                      116,375
                                                                     --------

  Real Estate - 0.67%
  Tanger Properties
     9.125% 2/15/08                                    30,000          31,200
                                                                     --------
                                                                       31,200
                                                                     --------

  Restaurants - 0.20%
 +Avado Brands 9.75% 6/1/06                            20,000           9,300
                                                                     --------
                                                                        9,300
                                                                     --------

  Retail - 5.06%
 *J Crew 13.125% 10/15/08                              45,000          32,175
  J Crew Operating
     10.375% 10/15/07                                  40,000          36,200
+#KMart 144A 9.875% 6/15/08                            60,000          10,350
  Office Depot 10.00% 7/15/08                          45,000          52,425
  Petco Animal Supplies
     10.75% 11/1/11                                    30,000          33,900
 #Remington Arms 144A
     10.50% 2/1/11                                     25,000          27,125
  Saks 7.25% 12/1/04                                   16,000          16,800
 #Star Gas Partner 144A
     10.25% 2/15/13                                    25,000          25,563
                                                                     --------
                                                                      234,538
                                                                     --------

  Telecommunications - 9.53%
  Alamosa Delaware
     12.50% 2/1/11                                     35,000          23,275
 *Allegiance Telecom
     11.75% 2/15/08                                    40,000           9,600
 #American Tower Escrow 144A
     8.274% 8/1/08                                     15,000          10,575
  Crown Castle International
    *10.625% 11/15/07                                  25,000          25,938
     10.75% 8/1/11                                     45,000          46,575
  Insight Midwest
     9.75% 10/1/09                                     45,000          48,488
  Level 3 Communications
     9.125% 5/1/08                                     15,000          12,225
  Nextel Communications
     9.375% 11/15/09                                   30,000          32,550
    *9.95% 2/15/08                                     15,000          15,825
  Nextel Partners
     12.50% 11/15/09                                   15,000          16,425
    *14.00% 2/1/09                                     30,000          30,600
  Northern Telecom Capital
     7.40% 6/15/06                                     20,000          19,600
  Qwest 7.20% 11/1/04                                  15,000          15,225

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
  ---------------------------------------------------------------------------
 #Qwest Services 144A
    13.50% 1/1/08                                    $ 60,000        $ 66,899
 Time Warner
    Telecommunications
    9.75% 7/15/08                                      50,000          42,250
 *Ubiquitel Operating
    14.00% 4/15/10                                     75,000           8,625
 +WorldCom 7.50% 5/15/11                               60,000          17,100
                                                                     --------
                                                                      441,775
                                                                     --------

 Transportation & Shipping - 1.27%
 Hornbeck-Leevac
    10.625% 8/1/08                                     20,000          21,700
 Kansas City Southern Railway
    9.50% 10/1/08                                      10,000          11,100
 #Overseas Shipholding 144A
    8.25% 3/15/13                                      25,000          25,906
                                                                     --------
                                                                       58,706
                                                                     --------

 Utilities - 8.25%
#Allegheny Energy 144A
    10.25% 11/15/07                                    20,000          20,500
 Avista 9.75% 6/1/08                                   40,000          44,599
 Calpine 10.50% 5/15/06                                40,000          34,000
 Consumers Energy
    6.20% 5/1/08                                       20,000          20,025
 Homer City Fund
    8.137% 10/1/19                                     15,000          15,263
#Illinois Power 144A
    11.50% 12/15/10                                    10,000          11,250
 Midland Funding II
    11.75% 7/23/05                                     15,000          16,088
 Midwest Generation
    8.30% 7/2/09                                       30,000          29,489
 Mirant Americas Generation
    7.625% 5/1/06                                      15,000          12,975
    8.30% 5/1/11                                       35,000          25,725
#National Waterworks 144A
    10.50% 12/1/12                                     20,000          21,900
#Nevada Power 144A
    10.875% 10/15/09                                   15,000          16,650
 Orion Power Holdings
    12.00% 5/1/10                                      35,000          38,150
#PSEG Energy
    Holdings 144A
    7.75% 4/16/07                                      25,000          26,214
#Southern Energy 144A
    7.40% 7/15/04                                      10,000           8,750
#Williams Gas Pipelines Central 144A
    7.375% 11/15/06                                    40,000          40,700
                                                                     --------
                                                                      382,278
                                                                     --------
 ----------------------------------------------------------------------------
 Total Corporate Bonds
 (cost $3,745,496)                                                  3,853,951
 ============================================================================


30   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                     Amount**        (U.S. $)
 ----------------------------------------------------------------------------
 FOREIGN BONDS - 6.86%
 Brazil - 0.32%
 Federal Republic of Brazil
    10.00% 1/16/07                            USD      15,000        $ 15,030
                                                                     --------
                                                                       15,030
                                                                     --------

 Canada - 3.31%
 Ainsworth Lumber
    12.50% 7/15/07                                     35,000          38,675
    13.875% 7/15/07                                    10,000          11,200
 Fairfax Financial Holdings
    7.75% 12/15/03                                     50,000          50,000
 Rogers Cablesystems
    10.00% 3/15/05                                     15,000          16,163
 Western Oil Sands
    8.375% 5/1/12                                      35,000          37,625
                                                                     --------
                                                                      153,663
                                                                     --------

 Dominican Republic - 0.33%
#Dominican Republic 144A
    9.04% 4/1/13                                       15,000          15,131
                                                                     --------
                                                                       15,131
                                                                     --------

 Ecuador - 1.30%
*Republic of Ecuador
    5.00% 8/15/30                                     100,000          60,428
                                                                     --------
                                                                       60,428
                                                                     --------

 Ireland - 0.59%
#MDP Acquisitions 144A
    9.625% 10/1/12                                     25,000          27,250
                                                                     --------
                                                                       27,250
                                                                     --------

 Netherlands - 0.54%
#Kazkommertsbank 144A
    8.50% 4/16/13                                      25,000          24,844
                                                                     --------
                                                                       24,844
                                                                     --------

 Philippines - 0.47%
 Republic of Philippines
    10.625% 3/16/25                                    20,000          21,650
                                                                     --------
                                                                       21,650
                                                                     --------

 ----------------------------------------------------------------------------
 Total Foreign Bonds
 (cost $306,996)                                                      317,996
 ============================================================================
                                                       Number
                                                    of Shares
 ----------------------------------------------------------------------------
 PREFERRED STOCKS - 1.02%
 Cable, Media & Publishing - 1.02%
 CSC Holdings PIK 11.75%                                  450          47,250
                                                                     --------
                                                                       47,250
                                                                     --------

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------
 Telecommunications - 0.00%
 +Intermedia Communications
    PIK 13.50%                                              1          $   77
                                                                       ------
                                                                           77
                                                                       ------
 ----------------------------------------------------------------------------
 Total Preferred Stocks
 (cost $41,437)                                                        47,327
 ============================================================================

 Common Stock - 0.06%
 Telecommunications - 0.06%
 +NII Holdings                                            108           3,005
                                                                       ------
                                                                        3,005
                                                                       ------
 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $591)                                                            3,005
 ============================================================================

 Warrants - 0.20%
 +Horizon PCS                                              50               3
 +Solutia                                                  55               1
 +XM Satellite Radio                                       15           9,224
                                                                       ------
                                                                        9,228
                                                                       ------
 ----------------------------------------------------------------------------
 Total Warrants
 (cost $10,488)                                                         9,228
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 2.78%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $49,450
    U.S. Treasury Bills due 5/8/03, market
    value $49,445)                                   $ 48,470          48,470
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $32,800
    U.S. Treasury Bills due 5/22/03, market
    value $32,784)                                     32,060          32,060
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $48,750
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $49,455)                                     48,470          48,470
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $129,000)                                                      129,000
 ============================================================================


                             2003 Semiannual Report o Delaware Pooled Trust   31

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 95.39%
 (COST $4,291,689)                                                 $4,422,091
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 4.61%                                           213,558
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO 676,991
    SHARES OUTSTANDING;
    EQUIVALENT TO $6.85
    PER SHARE - 100.00%                                           $ 4,635,649
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                            $ 9,229,015
 Undistributed net investment income                                   10,758
 Accumulated net realized loss on investments                      (4,734,526)
 Net unrealized appreciation of investments                           130,402
 ----------------------------------------------------------------------------
 Total net assets                                                 $ 4,635,649
 ============================================================================

 +Non-income producing security for the period ended April 30, 2003.
 *Step coupon bond.
**Principal amount is stated in the currency in which each bond is denominated.
 #Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  See note #12 in "Notes to Financial Statements."
 +Non-income producing security. Security is currently in default.

  PIK - Pay-in-kind
  USD - U.S. Dollar

  See accompanying notes

Delaware Pooled Trust-
The Core Plus Fixed Income Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)
                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.84%
 Fannie Mae Series 02-70 QD
    5.50% 6/25/26                                  $   30,000        $ 31,148
 Fannie Mae Series 03-W1 1A1
    6.50% 12/25/42                                     53,012          56,458
 Freddie Mac Series 2302 NJ
    6.50% 11/15/29                                     60,000          61,066
 Freddie Mac Series 2303 CW
    8.50% 11/15/24                                      1,676           1,675
 Freddie Mac Series T-11 A6
    6.50% 9/25/18                                      22,715          23,035
 Freddie Mac Series T-50 A3
    2.182% 9/27/07                                     25,000          25,035
 GNMA Series 02-61 BA
    4.648% 3/16/26                                      5,000           5,112
 GNMA Series 02-62 B
    4.763% 1/16/25                                      5,000           5,195
 GNMA Series 98-9 B
    6.85% 12/20/25                                      3,258           3,264
 ----------------------------------------------------------------------------
 Total Agency Collateralized Mortgage Obligations
 (cost $211,881)                                                      211,988
 ============================================================================
 AGENCY MORTGAGE-BACKED SECURITIES - 34.86%
 Fannie Mae
    4.50% 6/1/18                                       75,000          75,633
    5.50% 5/25/14                                      50,000          52,000
    5.50% 7/3/33 TBA                                  380,000         387,363
    6.00% 5/25/14                                      50,000          52,406
    6.00% 6/1/17                                       21,574          22,619
    6.00% 8/25/30 TBA                                 300,000         310,688
    6.50% 5/1/16                                       35,000          37,067
    6.50% 5/1/31                                      305,000         318,725
    6.50% 7/1/32                                       70,708          73,890
    6.50% 8/1/32                                      145,014         151,540
    7.50% 3/1/30                                       28,335          30,221
 Freddie Mac
    5.00% 5/1/17 TBA                                  115,000         118,558
    5.50% 8/1/33 TBA                                  175,000         178,336
    6.00% 7/1/33 TBA                                   60,000          62,100
    6.50% 3/1/30                                      440,000         459,526
    7.00% 7/1/32                                       29,076          30,684
 GNMA
    6.50% 1/15/28                                     126,379         133,132
    6.50% 9/15/32                                      78,572          82,647
    7.50% 1/15/30                                      27,097          28,951
 ----------------------------------------------------------------------------
 Total Agency Mortgage-Backed Securities
 (cost $2,593,348)                                                  2,606,086
 ============================================================================

32   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 AGENCY OBLIGATIONS - 29.75%
 Fannie Mae
    3.50% 1/28/08                                  $   30,000      $   30,545
    4.375% 10/15/06                                    35,000          37,345
    4.375% 3/15/13                                     45,000          45,539
    7.125% 6/15/10                                    110,000         133,266
 Fannie Mae Discount Notes
    1.17% 5/1/03                                      485,000         485,000
 Federal Home Loan Bank
    3.875% 2/12/10                                    105,000         106,497
 Freddie Mac 5.125% 10/15/08                          115,000         126,252
 Freddie Mac Discount Notes
    1.19% 5/6/03                                    1,260,000       1,259,792
-----------------------------------------------------------------------------
 Total Agency Obligations
 (cost $2,219,916)                                                  2,224,236
=============================================================================

 ASSET-BACKED SECURITIES - 4.50%
#Chase Funding 144A
    Series 03-2A
    8.75% 9/27/04                                      40,000          39,850
 Citibank Credit Card Master Trust I
    Series 99-7 A
    6.65% 11/15/06                                     20,000          21,551
 MBNA Credit Card Master Note
    Series 01-C3 C3
    6.55% 12/15/08                                     25,000          27,011
 Sharp Series 02-HE2 N
    9.50% 10/25/32                                     15,105          15,067
 SLMA Student Loan Trust
    Series 96-3 Certificates
    2.112% 10/25/11                                   140,000         140,796
 SLMA Student Loan
    Trust Series 97-4 A2
    1.912% 10/25/10                                    91,470          92,409
-----------------------------------------------------------------------------
 Total Asset-Backed Securities
 (cost $335,195)                                                      336,684
=============================================================================

 COLLATERALIZED MORTGAGE OBLIGATION - 5.64%
 Bank of America
    Series 03-D 1A1
    3.428% 5/25/33                                     25,000          25,445
    Series 03-D 1A2
    3.428% 5/25/33                                     10,000           9,875
 Cendant Mortgage
    Series 02-4 A6
    6.50% 7/25/32                                      36,943          38,078
 Countrywide Alternative
    Loan Trust
    Series 02-7 CB11
    6.75% 8/25/32                                      41,389          42,396

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Credit Suisse First Boston
    Series 02-10 2A1
    7.50% 5/25/32                                    $ 31,157        $ 32,939
    Series 02-34 1A1
    7.50% 12/25/32                                     51,309          54,290
    Series 03-8 5A1
    6.50% 4/25/33                                      69,778          71,883
 IMPAC Secured Assets
    Series 01-4 A3
    6.38% 4/25/24                                       4,892           4,908
 Nomura Asset Securities
    Series 98-D6 A1B
    6.59% 3/15/30                                      50,000          56,973
 Washington Mutual
    Series 03-AR4 A7
    3.95% 5/25/33                                      39,371          39,593
    Series 03-S1 A1
    5.00% 4/25/33                                      44,008          45,383
-----------------------------------------------------------------------------
 Total Collateralized Mortgage Obligation
 (cost $420,996)                                                      421,763
=============================================================================

 COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.44%
 Chase Commercial Mortgage
    Securities Series 96-2 C
    6.90% 11/19/28                                     20,000          22,503
 Commercial Mortgage
    Series 00-C1 A1
    7.206% 9/15/08                                     25,378          28,275
 First Union-Lehman Brothers-
    Bank of America
    98-C2 A2
    6.56% 11/18/35                                     50,000          56,783
-----------------------------------------------------------------------------
 Total Commercial Mortgage-Backed Securities
 (cost $105,604)                                                      107,561
=============================================================================

 CORPORATE BONDS - 31.83%

 Automobiles & Automotive Parts - 0.48%
 Ford Motor 7.45% 7/16/31                              40,000          35,698
                                                                     --------
                                                                       35,698
                                                                     --------

 Banking, Finance & Insurance - 8.82%
#AON 144A 7.375% 12/14/12                              15,000          17,094
#ASIF Global Financing 144A
    4.90% 1/17/13                                      15,000          15,338
 Bank of Hawaii 6.875% 6/1/03                          20,000          20,082
 Bear Stearns 4.00% 1/31/08                            25,000          25,714
 Cendant 7.375% 1/15/13                                20,000          22,343
 Citigroup
    5.625% 8/27/12                                     10,000          10,812
    5.875% 2/22/33                                     20,000          20,599
 Credit Suisse First Boston USA
    4.625% 1/15/08                                     20,000          20,990



                             2003 Semiannual Report o Delaware Pooled Trust   33

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
#Erac USA Finance 144A
    7.35% 6/15/08                                    $ 30,000        $ 34,052
 Fairfax Financial Holdings
    7.75% 12/15/03                                     25,000          25,000
#Farmers Insurance Exchange 144A
    8.625% 5/1/24                                      40,000          35,295
 Ford Motor Credit
    6.875% 2/1/06                                      25,000          25,879
 Franklin Resources
    3.70% 4/15/08                                      15,000          15,051
 General Electric Capital
    4.25% 1/28/05                                      25,000          26,126
 GMAC
    6.75% 1/15/06                                      15,000          15,827
    6.875% 9/15/11                                      5,000           5,104
    7.00% 2/1/12                                       10,000          10,263
    8.00% 11/1/31                                      20,000          20,891
 Goldman Sachs
    5.25% 4/1/13                                        5,000           5,155
    6.125% 2/15/33                                     15,000          15,566
#ING Bank 144A 5.125% 5/1/15                           40,000          40,896
 International Lease Finance
    5.875% 5/1/13                                      15,000          15,249
 Morgan Stanley 5.30% 3/1/13                           35,000          36,396
 National Rural Utilities
    3.875% 2/15/08                                     20,000          20,375
#Nationwide Mutual
    Insurance 144A
    7.875% 4/1/33                                      35,000          38,787
 PHH 7.125% 3/1/13                                      5,000           5,421
 PNC Financial Group
    7.00% 9/1/04                                       15,000          16,006
 Popular North America
    4.25% 4/1/08                                       15,000          15,373
 Prudential Financial
    3.75% 5/1/08                                       15,000          15,051
 Regions Financial
    6.375% 5/15/12                                     30,000          34,048
 Wells Fargo 3.50% 4/4/08                              10,000          10,108
#Wilmington Trust 144A
    4.875% 4/15/13                                     10,000          10,038
#Zurich Capital Trust I 144A
    8.376% 6/1/37                                      15,000          14,714
                                                                     --------
                                                                      659,643
                                                                     --------

 Building & Materials - 0.81%
#Lone Star Industries 144A
    8.85% 6/15/05                                      40,000          38,859
 Valspar 6.00% 5/1/07                                  20,000          21,465
                                                                     --------
                                                                       60,324
                                                                     --------

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 Cable, Media & Publishing - 2.34%
 AOL Time Warner
    7.70% 5/1/32                                     $ 10,000        $ 11,177
 Comcast Cable Communications
    7.05% 3/15/33                                      15,000          16,336
 Liberty Media 8.25% 2/1/30                            15,000          17,154
 Lodgenet Entertainment
    10.25% 12/15/06                                    25,000          25,375
 Thomson 5.75% 2/1/08                                  20,000          22,097
 Time Warner 8.18% 8/15/07                             25,000          28,501
 USA Interactive
    6.75% 11/15/05                                     20,000          21,176
    7.00% 1/15/13                                      30,000          33,022
                                                                     --------
                                                                      174,838
                                                                     --------

 Chemicals - 0.52%
 IMC Global 6.55% 1/15/05                              10,000          10,150
 Lyondell Chemical
    9.875% 5/1/07                                      10,000          10,350
 Solutia
    6.72% 10/15/37                                     15,000          10,800
    11.25% 7/15/09                                     10,000           7,650
                                                                     --------
                                                                       38,950
                                                                     --------

 Consumer Products - 0.75%
 American Greetings
    11.75% 7/15/08                                     30,000          34,500
#Fortune Brands 144A
    7.125% 11/1/04                                     20,000          21,602
                                                                     --------
                                                                       56,102
                                                                     --------

 Energy - 6.72%
 Apache Financial Property
    7.00% 3/15/09                                      10,000          11,581
#Centerpoint Energy 144A
    7.875% 4/1/13                                      85,000          97,964
 Consumers Energy
    6.00% 3/15/05                                       5,000           5,350
 Duke Capital
    6.25% 2/15/13                                      35,000          36,067
    7.50% 10/1/09                                      25,000          27,854
#El Paso 144A 8.50% 6/1/10                             10,000          10,825
#Enterprise Products 144A
    6.875% 3/1/33                                      20,000          21,379
#Equitable Resources 144A
    5.15% 3/1/18                                       30,000          30,898
 Kinder Morgan Energy Partners
    8.00% 3/15/05                                      40,000          44,216
 Marathon Oil 9.125% 1/15/13                           25,000          32,184
 Nabors Industries
    5.375% 8/15/12                                     20,000          21,027


34   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Northern Border Pipeline
    6.25% 5/1/07                                     $ 15,000        $ 16,207
 Sempra Energy
    6.80% 7/1/04                                       15,000          15,780
 Tennessee Gas Pipeline
    8.375% 6/15/32                                     55,000          56,925
#Tesoro Petroleum 144A
    8.00% 4/15/08                                      30,000          31,200
 Transocean 6.75% 4/15/05                              25,000          27,076
 Valero Energy
    6.125% 4/15/07                                     15,000          16,027
                                                                     --------
                                                                      502,560
                                                                     --------

 Food, Beverage & Tobacco - 1.78%
 Di Giorgio 10.00% 6/15/07                             50,000          49,750
 Diageo Capital PLC
    3.375% 3/20/08                                      5,000           5,014
 Kraft Foods 6.25% 6/1/12                              15,000          16,371
 National Wine & Spirits
    10.125% 1/15/09                                    25,000          22,875
 UST
    6.625% 7/15/12                                     20,000          22,646
    8.80% 3/15/05                                      15,000          16,543
                                                                     --------
                                                                      133,199
                                                                     --------

 Healthcare & Pharmaceuticals - 0.16%
#^HMP Equity Holdings 144A
    15.487% 5/15/08                                    25,000          11,859
                                                                     --------
                                                                       11,859
                                                                     --------

 Industrial Machinery - 0.51%
 Johnson Controls
    5.00% 11/15/06                                      5,000           5,319
 Norsk Hydro 6.70% 1/15/18                             15,000          16,481
 York International
    6.625% 8/15/06                                     15,000          16,080
                                                                     --------
                                                                       37,880
                                                                     --------

 Packaging & Containers - 0.48%
 Portola Packaging
    10.75% 10/1/05                                     35,000          35,788
                                                                     --------
                                                                       35,788
                                                                     --------

 Retail - 0.68%
 Lowe's 7.50% 12/15/05                                 25,000          28,375
 Wendy's International
    6.20% 6/15/14                                      10,000          11,254
    6.25% 11/15/11                                     10,000          10,979
                                                                     --------
                                                                       50,608
                                                                     --------

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 Telecommunications - 1.82%
 AT&T 6.50% 11/15/06                                 $ 15,000        $ 16,100
 AT&T Wireless Services
    8.00% 11/15/31                                     15,000          16,758
    8.125% 1/15/22                                     20,000          20,451
 Citizens Communications
    6.375% 8/15/04                                     20,000          20,949
 Sprint Capital 6.375% 5/1/09                          10,000          10,250
 Verizon Virginia
    4.625% 3/15/13                                     30,000          29,874
 Verizon Wireless Capital
    5.375% 12/15/06                                    20,000          21,574
                                                                     --------
                                                                      135,956
                                                                     --------

 Transportation & Shipping - 0.58%
 American Airlines
    6.817% 5/23/11                                     10,000           7,180
 Continental Airlines
    7.033% 6/15/11                                     51,025          26,747
 Delta Air Lines
    7.299% 9/18/06                                     15,000           9,694
                                                                     --------
                                                                       43,621
                                                                     --------

 Utilities - 5.38%
 Amerada Hess 7.30% 8/15/31                            15,000          16,848
 Avista
    7.75% 1/1/07                                       10,000          11,060
    9.75% 6/1/08                                       55,000          61,325
 Carolina Power & Light
    6.50% 7/15/12                                       5,000           5,671
 Detroit Edison 5.05% 10/1/05                           5,000           5,329
 FPL Group Capital
    3.25% 4/11/06                                      25,000          25,304
#Gazprom 144A
    9.625% 3/1/13                                     100,000         106,750
 Great Lakes Power
    9.00% 8/1/04                                       10,000          10,530
#Illinois Power 144A
    11.50% 12/15/10                                    20,000          22,500
#Nevada Power 144A
    10.875% 10/15/09                                   25,000          27,750
 NiSource Finance
    7.50% 11/15/03                                     15,000          15,469
 Peco Energy 3.50% 5/1/08                              25,000          25,267
#PSE&G Energy Holdings 144A
    7.75% 4/16/07                                      30,000          31,457
 PSE&G National Energy
    8.625% 2/15/08                                     15,000          16,069
 Southern Company Capital
    5.30% 2/1/07                                       20,000          21,316
                                                                     --------
                                                                      402,645
                                                                     --------

 ----------------------------------------------------------------------------
 Total Corporate Bonds
 (cost $2,272,059)                                                  2,379,671
 ============================================================================

                             2003 Semiannual Report o Delaware Pooled Trust   35

                                                    Principal    Market Value
                                                     Amount**        (U.S. $)
 ----------------------------------------------------------------------------


 FOREIGN BONDS - 5.07%
 Brazil - 1.94%
 Brazil 10.00% 1/16/07                  USD           145,000        $145,290
                                                                     --------
                                                                      145,290
                                                                     --------

 Ecuador - 0.53%
*Republic of Ecuador
    5.00% 8/15/30                                      65,000          39,278
                                                                     --------
                                                                       39,278
                                                                     --------

 France - 0.27%
*France Telecom
    10.00% 3/1/31                                      15,000          20,020
                                                                     --------
                                                                       20,020
                                                                     --------

 Mexico - 0.84%
 Mexican United States
    7.50% 4/8/33                                       60,000          62,700
                                                                     --------
                                                                       62,700
                                                                     --------

 Peru - 0.44%
 Republic of Peru 4.00% 3/7/17                         40,000          33,065
                                                                     --------
                                                                       33,065
                                                                     --------

 Portugal - 0.70%
 Republic Of Panama
    8.875% 9/30/27                                     50,000          52,125
                                                                     --------
                                                                       52,125
                                                                     --------

 Singapore - 0.07%
#Singapore Telecommunications 144A
    6.375% 12/1/11                                      5,000           5,563
                                                                     --------
                                                                        5,563
                                                                     --------

 Sweden - 0.28%
#Nordea Bank 144A
    5.25% 11/30/12                                     20,000          20,952
                                                                     --------
                                                                       20,952
                                                                     --------

 ----------------------------------------------------------------------------
 Total Foreign Bonds
 (cost $363,509)                                                      378,993
 ============================================================================

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 MUNICIPAL BONDS - 0.35%

 Forsyth Montana Pollution Control
    Revenue (Portland General A
    Remarking) 5.20% 5/1/33                          $ 10,000        $ 10,175
 Long Island, New York Power
   Authority Series A
   5.00% 6/1/08                                        15,000          16,232
 ----------------------------------------------------------------------------
 Total Municipal Bonds
 (cost $26,104)                                                        26,407
 ============================================================================


                                                      Number
                                                    of Shares
 PREFERRED STOCK - 0.70%

#Centaur 144A 9.08%                                        45          52,608
 ----------------------------------------------------------------------------
 Total Preferred Stock
 (cost $46,365)                                                        52,608
 ============================================================================
                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------

 U.S. TREASURY OBLIGATIONS - 8.75%
 U.S. Treasury Bond
    5.375% 2/15/31                                   $165,000         180,095
 U.S. Treasury Inflation
    Index Notes
    3.00% 7/15/12                                      90,938          97,701
    3.375% 4/15/32                                     10,235          11,742
    3.625% 1/15/08                                     56,236          62,202
 U.S. Treasury Note
    1.625% 4/30/05                                     25,000          25,068
++  3.875% 2/15/13                                    210,000         210,345
^U.S. Treasury Strip - Tiger
    3.611% 11/15/09                                    85,000          66,753
 ----------------------------------------------------------------------------
 Total U.S. Treasury Obligations
 (cost $651,770)                                                      653,906
 ============================================================================



36   Delaware Pooled Trust o 2003 Semiannual Report

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 125.73%
 (cost $9,246,747)                                                 $9,399,903
 ============================================================================

 ----------------------------------------------------------------------------
 LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS - (25.73%)                                   (1,923,493)
 ============================================================================

 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO 813,825
    SHARES OUTSTANDING;
    EQUIVALENT TO $9.19
    PER SHARE - 100.00%                                            $7,476,410
 ============================================================================

 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                             $7,028,385
 Undistributed net investment income                                  104,624
 Accumulated net realized gain on investments                         182,800
 Net unrealized appreciation of investments                           160,601
 ----------------------------------------------------------------------------
 Total net assets                                                  $7,476,410
 ============================================================================

 #Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  See note #12 in "Notes to Financial Statements".
 *Step coupon bond.
**Principal amount is stated in the currency in which each bond is denominated.
 ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
++Fully or partially pledged as collateral for financial futures contracts and options written.

  GNMA - Government National Mortgage Association
  SLMA - Student Loan Marketing Association
  TBA - To be announced
  USD - U.S. Dollar

  See accompanying notes

Delaware Pooled Trust-
The Global Equity Portfolio
Statement of Net Assets**
April 30, 2003 (Unaudited)

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 COMMON STOCK - 96.68%
 Australia - 10.12%
 Amcor                                                  8,404        $ 43,687
 Coles Myers                                            5,889          25,345
 CSR                                                    8,029           8,940
 Foster's Group                                        23,059          64,622
 National Australia Bank                                3,103          63,085
 Orica                                                  2,865          17,743
+Rinker Group                                           8,029          24,410
 Telstra                                               15,977          42,077
                                                                     --------
                                                                      289,909
                                                                     --------

 Belgium - 1.14%
 Electrabel                                               136          32,601
                                                                     --------
                                                                       32,601
                                                                     --------

 Finland - 0.95%
 UPM-Kymmene                                            1,856          27,134
                                                                     --------
                                                                       27,134
                                                                     --------

 France - 4.81%
 Compagnie de Saint Gobain                              1,000          34,618
 Societe Generale                                       1,000          61,157
 Total Fina Elf                                           320          41,962
                                                                     --------
                                                                      137,737
                                                                     --------

 Germany - 4.20%
 Bayer                                                  2,430          44,204
 Bayerische Hypo-und
    Vereinsbank                                         1,770          23,605
 RWE                                                    1,940          52,394
                                                                     --------
                                                                      120,203
                                                                     --------

 Hong Kong - 1.97%
 Hong Kong Electric                                     6,000          24,080
 Wharf Holdings                                        18,514          32,403
                                                                     --------
                                                                       56,483
                                                                     --------

 Italy - 2.43%
 Banca Intesa                                          26,906          69,662
                                                                     --------
                                                                       69,662
                                                                     --------


                             2003 Semiannual Report o Delaware Pooled Trust   37

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 Japan - 4.54%
 Canon                                                  1,000        $ 40,416
 Eisai                                                  1,000          17,651
 Matsushita Electric Industrial                         3,000          23,897
 Murata Manufacturing                                   1,000          35,636
 West Japan Railway                                         4          12,477
                                                                     --------
                                                                      130,077
                                                                     --------

 Malaysia - 1.38%
 Sime Darby Berhad                                     30,000          39,474
                                                                     --------
                                                                       39,474
                                                                     --------

 Netherlands - 4.83%
 ING Groep                                              2,529          41,065
 Reed Elsevier                                          3,363          38,282
 Royal Dutch Petroleum                                  1,447          59,184
                                                                     --------
                                                                      138,531
                                                                     --------

 New Zealand - 1.54%
 Telecom Corporation of
    New Zealand                                        16,461          44,104
                                                                     --------
                                                                       44,104
                                                                     --------

 Republic of Korea - 1.08%
 POSCO ADR                                              1,500          30,825
                                                                     --------
                                                                       30,825
                                                                     --------

 Singapore - 1.88%
 Jardine Matheson Holdings                              4,800          27,120
 Overseas Chinese Banking                               5,000          26,611
                                                                     --------
                                                                       53,731
                                                                     --------

 South Africa - 0.98%
 Sasol                                                  2,600          28,189
                                                                     --------
                                                                       28,189
                                                                     --------

 Spain - 5.73%
 Banco Santander Central
    Hispanoamericano                                    3,600          28,284
 Endesa                                                 2,567          36,411
 Iberdrola                                              2,993          48,199
+Telefonica                                             4,649          51,416
                                                                     --------
                                                                      164,310
                                                                     --------

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 United Kingdom - 18.42%
 Aviva                                                  2,773        $ 19,512
 BG Group                                              12,834          51,280
 Boots                                                  6,265          57,224
 Brambles Industries                                   12,088          35,886
+British Airways                                       16,800          33,899
 Cable & Wireless                                       7,500           9,020
 GKN                                                    7,200          23,619
 GlaxoSmithKline                                        3,934          78,845
 GUS                                                    4,781          44,071
 HBOS                                                   5,150          60,333
+Intercontinental Hotels                                6,815          41,335
 Lloyds TSB Group                                       7,559          49,684
+Mitchells & Butlers                                    6,815          23,064
                                                                     --------
                                                                      527,772
                                                                     --------

 United States - 30.68%
 Alcoa                                                  1,700          38,981
 American Express                                       1,000          37,860
 Bank of America                                          605          44,800
 ChevronTexaco                                            650          40,827
 Chubb                                                    800          42,312
 CSX                                                    1,400          44,772
 Deere & Company                                        1,000          44,030
 HCA                                                    1,300          41,730
 Intel                                                  2,100          38,640
 International Business Machines                          400          33,960
 J.P. Morgan Chase                                      1,450          42,558
 Limited Brands                                         3,200          46,528
 Marsh & McLennan                                         900          42,912
 Mellon Financial                                       1,600          42,320
 Morgan Stanley Dean Witter                               900          40,275
 Newell Rubbermaid                                      1,500          45,720
+Oracle                                                 3,500          41,580
 Public Service Enterprise Group                        1,000          38,470
 SBC Communications                                     1,800          42,048
 Schering-Plough                                        2,000          36,200
 Wyeth                                                  1,200          52,236
                                                                     --------
                                                                      878,759
                                                                     --------

 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $3,202,855)                                                  2,769,501
 ============================================================================



38   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------

 REPURCHASE AGREEMENTS - 2.79%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $30,670
    U.S. Treasury Bills due 5/8/03, market
    value $30,664)                                   $ 30,050        $ 30,050
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $20,300
    U.S. Treasury Bills due 5/22/03, market
    value $20,331)                                     19,900          19,900
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $30,250
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $30,670)                                     30,050          30,050
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $80,000)                                                        80,000
 ============================================================================
 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 99.47%
 (cost $3,282,855)                                                  2,849,501
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.53%                                         15,151
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO 410,100
    SHARES OUTSTANDING;
    EQUIVALENT TO $6.99
    PER SHARE - 100.00%                                            $2,864,652
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                             $3,480,012
 Undistributed net investment income*                                  34,063
 Accumulated net realized loss on investments                        (216,622)
 Net unrealized depreciation of investments
    and foreign currencies                                           (432,801)
 ----------------------------------------------------------------------------
 Total net assets                                                  $2,864,652
 ============================================================================

 +Non-income producing security for the period ended April 30, 2003.

 *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

**Securities have been classified by country of origin. Classification by type of business has been presented in Note #13 to the financial statements.

  ADR - American Depositary Receipts

  See accompanying notes

Delaware Pooled Trust-
The International Equity Portfolio
Statement of Net Assets***
April 30, 2003 (Unaudited)

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 COMMON STOCK - 97.28%
 Australia - 13.87%
*Amcor                                              2,380,715     $12,375,720
*Coles Myer                                         1,422,354       6,121,504
 CSR                                                1,150,989       1,281,602
 Foster's Group                                     4,721,371      13,231,472
 National Australia Bank                              690,778      14,043,776
*Orica                                                628,180       3,890,284
+Rinker Group                                       1,150,989       3,499,206
 Telstra                                            3,260,125       8,585,753
                                                                  -----------
                                                                   63,029,317
                                                                  -----------

 Belgium - 1.17%
 Electrabel                                            22,190       5,319,316
                                                                  -----------
                                                                    5,319,316
                                                                  -----------

 Finland - 0.88%
*UPM-Kymmene                                          273,020       3,991,443
                                                                  -----------
                                                                    3,991,443
                                                                  -----------

 France - 8.03%
*Compagnie de Saint-Gobain                            272,885       9,446,820
*Societe Generale                                     242,514      14,831,381
*Total Fina Elf                                        92,894      12,181,190
                                                                  -----------
                                                                   36,459,391
                                                                  -----------

 Germany - 5.51%
*Bayer                                                456,644       8,306,720
*Bayerische Hypo-und
    Vereinsbank                                       436,038       5,815,090
*RWE                                                  404,432      10,922,576
                                                                  -----------
                                                                   25,044,386
                                                                  -----------

 Hong Kong - 2.87%
 Hong Kong Electric                                 1,731,800       6,950,249
 Wharf Holdings                                     3,483,671       6,097,167
                                                                  -----------
                                                                   13,047,416
                                                                  -----------

 Italy - 3.05%
*Banca Intesa                                       5,352,418      13,858,052
                                                                  -----------
                                                                   13,858,052
                                                                  -----------


                             2003 Semiannual Report o Delaware Pooled Trust   39

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 Japan - 13.27%
 Canon                                                452,000     $18,267,985
*Eisai                                                408,500       7,210,234
 Hitachi                                            1,517,000       5,062,603
*Matsushita Electric
    Industrial                                        737,000       5,870,787
 Millea Holdings                                          564       3,660,372
*Murata Manufacturing                                 226,900       8,085,905
 Toyota Motor                                         350,500       7,935,184
*West Japan Railway                                     1,348       4,204,729
                                                                  -----------
                                                                   60,297,799
                                                                  -----------

 Malaysia - 0.56%
 Sime Darby Berhad                                  1,925,000       2,532,895
                                                                  -----------
                                                                    2,532,895
                                                                  -----------

 Netherlands - 6.61%
 ING Groep                                            474,875       7,710,925
 Reed Elsevier                                        726,888       8,274,311
 Royal Dutch Petroleum                                343,699      14,057,771
                                                                  -----------
                                                                   30,043,007
                                                                  -----------

 New Zealand - 2.29%
 Carter Holt Harvey                                   883,089         805,148
 Telecom Corporation of
    New Zealand                                     3,574,925       9,578,248
                                                                  -----------
                                                                   10,383,396
                                                                  -----------

 Republic of Korea - 1.34%
 POSCO ADR                                            296,449       6,092,027
                                                                  -----------
                                                                    6,092,027
                                                                  -----------

 Singapore - 2.24%
 Jardine Matheson Holdings                            874,778       4,942,496
 Overseas Chinese Banking                             987,000       5,252,957
                                                                  -----------
                                                                   10,195,453
                                                                  -----------

 South Africa - 1.81%
 Sanlam                                             3,676,177       3,046,514
 Sasol                                                477,817       5,180,515
                                                                  -----------
                                                                    8,227,029
                                                                  -----------

 Spain - 8.23%
*Banco Santander Central
    Hispanoamericano                                1,182,150       9,287,727
*Endesa                                                85,017       1,205,912
 Iberdrola                                            694,152      11,178,541
+Telefonica                                         1,422,535      15,732,610
                                                                  -----------
                                                                   37,404,790
                                                                  -----------

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 United Kingdom - 25.55%
 Aviva                                                651,989     $ 4,587,587
 BG Group                                           2,638,529      10,542,572
 Boots                                              1,461,384      13,348,280
 Brambles Industries                                2,043,330       6,066,135
+British Airways                                    2,139,370       4,316,801
 Cable & Wireless                                   1,352,002       1,626,030
 GKN                                                1,165,563       3,823,522
 GlaxoSmithKline                                      766,220      15,356,622
 GUS                                                1,436,175      13,238,527
 HBOS                                               1,234,117      14,457,894
+Intercontinental Hotels                            1,188,028       7,205,821
 Lloyds TSB Group                                   1,265,106       8,315,293
+Mitchells & Butlers                                1,188,028       4,020,639
 Rio Tinto                                            479,300       9,161,853
                                                                  -----------
                                                                  116,067,576
                                                                  -----------

 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $503,241,998)                                              441,993,293
 ============================================================================

                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------

 REPURCHASE AGREEMENTS - 2.02%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $3,515,000
    U.S. Treasury Bills
    due 5/8/03, market
    value $3,514,069)                              $3,445,000       3,445,000
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $2,332,000
    U.S. Treasury Bills
    due 5/22/03, market
    value $2,329,980)                               2,278,000       2,278,000
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $3,466,000
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $3,514,741)                               3,445,000       3,445,000
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $9,168,000)                                                  9,168,000
 ============================================================================


40   Delaware Pooled Trust o 2003 Semiannual Report

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 99.30%
 (cost $512,409,998)                                             $451,161,293
 ============================================================================
 ----------------------------------------------------------------------------
 SHORT TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED
    SECURITIES - 20.92%
    (COST $95,063,580)++                                           95,063,580
 ============================================================================
 ----------------------------------------------------------------------------
 OBLIGATION TO RETURN SECURITIES LENDING
    COLLATERAL - (20.92%)++                                       (95,063,580)
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.70%                                      3,181,447
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO 37,991,208
    SHARES OUTSTANDING - 100.00%                                 $454,342,740
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSET VALUE - DELAWARE POOLED
    TRUST - THE INTERNATIONAL
    EQUITY PORTFOLIO ORIGINAL
    CLASS ($454,332,869 /
    37,990,383 Shares)                                                 $11.96
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSET VALUE - DELAWARE POOLED
    TRUST - THE INTERNATIONAL
    EQUITY PORTFOLIO CLASS P
    ($9,871 / 825 Shares)                                              $11.96
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest (unlimited
    authorization - no par)                                      $515,851,104
 Undistributed net investment income**                              6,248,554
 Accumulated net realized loss on investments                      (6,590,224)
 Net unrealized depreciation of investments
    and foreign currencies                                        (61,166,694)
 ----------------------------------------------------------------------------
 Total net assets                                                $454,342,740
 ============================================================================

   +Non-income producing security for the period ended April 30, 2003.

  ++See Note #11 in "Notes to the Financial Statements".

   *Fully or partially on loan.

  **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

 ***Securities have been classified by country of origin. Classification by type of business has been presented in Note #13 to the Financial Statements.

    ADR - American Depositary Receipts

    See accompanying notes

Delaware Pooled Trust-
The Labor Select International
Equity Portfolio
Statement of Net Assets**
April 30, 2003 (Unaudited)

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 COMMON STOCK - 95.66%
 Australia - 13.71%
 Amcor                                                489,780      $2,546,033
 Coles Myer                                           464,389       1,998,630
 CSR                                                  475,830         529,827
 Foster's Group                                     1,526,811       4,278,832
 National Australia Bank                              209,990       4,269,175
"Orica                                                235,344       1,457,472
+Rinker Group                                         475,830       1,446,606
 Telstra                                            1,149,538       3,027,384
                                                                  -----------
                                                                   19,553,959
                                                                  -----------

 Belgium - 1.27%
 Electrabel                                             7,555       1,811,060
                                                                  -----------
                                                                    1,811,060
                                                                  -----------

 Finland - 1.57%
 UPM-Kymmene                                          153,652       2,246,331
                                                                  -----------
                                                                    2,246,331
                                                                  -----------

 France - 6.90%
"Societe Generale                                     100,647       6,155,249
"Total Fina Elf                                        28,185       3,695,899
                                                                  -----------
                                                                    9,851,148
                                                                  -----------

 Germany - 6.99%
"Bayer                                                173,545       3,156,922
"Bayerische Hypo-und
    Vereinsbank                                       206,242       2,750,485
"RWE                                                  150,397       4,061,802
                                                                  -----------
                                                                    9,969,209
                                                                  -----------

 Hong Kong - 2.71%
 Hong Kong Electric                                   565,000       2,267,520
 Wharf Holdings                                       914,000       1,599,695
                                                                  -----------
                                                                    3,867,215
                                                                  -----------

 Italy - 3.22%
"Banca Intesa                                       1,777,198       4,601,380
                                                                  -----------
                                                                    4,601,380
                                                                  -----------


                             2003 Semiannual Report o Delaware Pooled Trust   41

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 Japan - 12.52%
 Canon                                                156,000      $6,304,881
 Eisai                                                115,900       2,045,694
 Kinki Coca-Cola Bottling                              22,000         125,440
 Matsushita Electric Industrial                       323,000       2,572,950
 Millea Holdings                                          251       1,628,995
 Murata Manufacturing                                  83,800       2,986,332
 West Japan Railway                                       612       1,908,972
 Yokohama Reito                                        67,000         297,191
                                                                  -----------
                                                                   17,870,455
                                                                  -----------

 Netherlands - 8.24%
 ING Groep                                            212,414       3,449,136
 Reed Elsevier                                        249,497       2,840,074
"Royal Dutch Petroleum                                133,689       5,468,068
                                                                  -----------
                                                                   11,757,278
                                                                  -----------

 New Zealand - 2.51%
 Carter Holt Harvey                                   187,382         170,844
 Telecom Corporation of
    New Zealand                                     1,274,120       3,413,732
                                                                  -----------
                                                                    3,584,576
                                                                  -----------

 Spain - 5.69%
 Banco Santander Central
    Hispanoamericano                                  513,313       4,032,916
 Endesa                                                47,662         676,055
"Iberdrola                                            211,294       3,402,653
                                                                  -----------
                                                                    8,111,624
                                                                  -----------

 United Kingdom - 30.33%
 Aviva                                                184,653       1,299,273
 BG Group                                           1,108,325       4,428,451
 Boots                                                586,091       5,353,355
 Brambles Industries                                  801,929       2,380,726
+British Airways                                      910,793       1,837,790
 GKN                                                  603,104       1,978,427
 GlaxoSmithKline                                      238,093       4,771,873
 GUS                                                  464,253       4,279,441
 HBOS                                                 412,571       4,833,340
+Intercontinental Hotels                              409,239       2,482,183
 Lloyds TSB Group                                     629,660       4,138,631
+Mitchells & Butlers                                  422,163       1,428,725
 Rio Tinto                                            212,064       4,053,618
                                                                  -----------
                                                                   43,265,833
                                                                  -----------

 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $144,675,888)                                             $136,490,068
 ============================================================================

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 4.69%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $2,564,000
    U.S. Treasury Bills due 5/8/03, market
    value $2,563,492)                              $2,513,100      $2,513,100
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $1,700,900
    U.S. Treasury Bills due 5/22/03, market
    value $1,699,706)                               1,661,800       1,661,800
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $2,528,600)
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $2,563,982)                               2,513,100       2,513,100
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $6,688,000)                                                  6,688,000
 ============================================================================
 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 100.35%
 (COST $151,363,888)                                              143,178,068
 ============================================================================
 ----------------------------------------------------------------------------
 SHORT TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED
    SECURITIES - 15.36%
    (cost $17,520,350)++                                           21,921,847
 ============================================================================
 ----------------------------------------------------------------------------
 OBLIGATION TO RETURN SECURITIES
    LENDING COLLATERAL - (15.36%)++                               (21,921,847)
 ============================================================================
 ----------------------------------------------------------------------------
 LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS - (0.35%)                                       (494,338)
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    13,367,726 SHARES OUTSTANDING;
    EQUIVALENT TO $10.67
    PER SHARE - 100.00%                                          $142,683,730
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest (unlimited
    authorization - no par)                                      $150,512,884
 Undistributed net investment income*                               1,396,912
 Accumulated net realized loss on investments                      (1,060,922)
 Net unrealized depreciation of investments
    and foreign currencies                                         (8,165,144)
 ----------------------------------------------------------------------------
 Total net assets                                                $142,683,730
 ============================================================================

   +Non-income producing security for the period ended April 30, 2003.

   "Fully or partially on loan.

   *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  **Securities have been classified by country of origin. Classification by type of business has been presented in Note #13 in "Notes to Financial Statements".

  ++See Note #11 in "Notes to Financial Statements".

    See accompanying notes


42   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust-The International Large-Cap Equity Portfolio Statement of Net Assets**
April 30, 2003 (Unaudited)

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 COMMON STOCK - 96.92%
 Australia - 11.96%
 AMP                                                    6,156     $    33,618
 Foster's Group                                        25,566          71,648
 National Australia Bank                                3,847          78,211
 Rio Tinto                                              2,309          45,903
 Telstra                                               22,510          59,282
                                                                  -----------
                                                                      288,662
                                                                  -----------

 Belgium - 1.30%
 Electrabel                                               131          31,403
                                                                  -----------
                                                                       31,403
                                                                  -----------

 Finland - 0.84%
 UPM-Kymmene                                            1,386          20,263
                                                                  -----------
                                                                       20,263
                                                                  -----------

 France - 10.03%
 Compagnie de Saint Gobain                              1,600          55,389
 Societe Generale                                       1,600          97,850
 Total Fina Elf                                           678          88,907
                                                                  -----------
                                                                      242,146
                                                                  -----------

 Germany - 5.55%
 Bayer                                                  2,730          49,661
 Bayerische Hypo-und
    Vereinsbank                                         2,195          29,273
 RWE                                                    2,041          55,122
                                                                  -----------
                                                                      134,056
                                                                  -----------

 Hong Kong - 2.83%
 Hong Kong Electric                                    17,000          68,226
                                                                  -----------
                                                                       68,226
                                                                  -----------

 Italy - 3.35%
 Banca Intesa                                          31,262          80,941
                                                                  -----------
                                                                       80,941
                                                                  -----------

 Japan - 12.17%
 Canon                                                  2,000          80,832
 Eisai                                                  2,000          35,301
 Hitachi                                                8,000          26,698
 Matsushita Electric Industrial                         4,000          31,863
 Murata Manufacturing                                   1,400          49,891
 Toyota Motor                                           2,100          47,543
 West Japan Railway                                         7          21,835
                                                                  -----------
                                                                      293,963
                                                                  -----------

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 Netherlands - 6.83%
 ING Groep                                              2,724     $    44,232
 Reed Elsevier                                          3,581          40,763
 Royal Dutch Petroleum                                  1,953          79,880
                                                                  -----------
                                                                      164,875
                                                                  -----------

 New Zealand - 2.29%
 Telecom Corporation of
    New Zealand                                        20,600          55,193
                                                                  -----------
                                                                       55,193
                                                                  -----------

 Republic of Korea - 1.28%
 POSCO ADR                                              1,500          30,825
                                                                  -----------
                                                                       30,825
                                                                  -----------

 Singapore - 1.76%
 Overseas Chinese Banking                               8,000          42,577
                                                                  -----------
                                                                       42,577
                                                                  -----------

 Spain - 10.78%
 Banco Santander Central
    Hispanoamericano                                    8,429          66,224
 Endesa                                                 2,567          36,411
 Iberdrola                                              4,400          70,857
+Telefonica                                             7,839          86,704
                                                                  -----------
                                                                      260,196
                                                                  -----------

 United Kingdom - 25.95%
 Aviva                                                  3,475          24,451
 BG Group                                              21,649          86,501
 Boots                                                 10,500          95,907
 Brambles Industries                                   10,443          31,003
+British Airways                                       15,300          30,872
 Cable & Wireless                                       7,700           9,261
 GKN                                                    6,600          21,651
 GlaxoSmithKline                                        4,175          83,675
 Great Universal Stores                                 4,868          44,873
 HBOS                                                   7,500          87,864
+Intercontinental Hotels                                6,949          42,148
 Lloyds TSB Group                                       6,840          44,958
+Mitchells & Butlers                                    6,949          23,518
                                                                  -----------
                                                                      626,682
                                                                  -----------
 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $3,138,403)                                                  2,340,008
 ============================================================================


                             2003 Semiannual Report o Delaware Pooled Trust   43

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 REPURCHASE AGREEMENTS - 1.95%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $18,050
    U.S. Treasury Bills due 5/8/03, market
    value $18,015)                                 $   17,650      $   17,650
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $11,900
    U.S. Treasury Bills due 5/22/03, market
    value $11,945)                                     11,700          11,700
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $17,750
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $18,018)                                     17,650          17,650
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $47,000)                                                        47,000
 ============================================================================
 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 98.87%
 (COST $3,185,403)                                                  2,387,008
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 1.13%                                         27,300
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    388,521 SHARES OUTSTANDING;
    EQUIVALENT TO $6.21
    PER SHARE - 100.00%                                            $2,414,308
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                             $3,236,185
 Undistributed net investment income*                                  31,805
 Accumulated net realized loss on investments                         (56,050)
 Net unrealized depreciation of investments
    and foreign currencies                                           (797,632)
 ----------------------------------------------------------------------------
 Total net assets                                                  $2,414,308
 ============================================================================

   +Non-income producing security for the period ended April 30, 2003.

   *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  **Securities have been classified by country of origin. Classification by type of business has been presented in Note #13 to the Financial Statements.

    ADR - American Depositary Receipts

    See accompanying notes

Delaware Pooled Trust-
The International Small-Cap Portfolio
Statement of Net Assets**
April 30, 2003 (Unaudited)

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------
 COMMON STOCK - 97.69%
 Australia - 4.20%
 Mayne Group Limited                                   20,609     $    38,160
 QBE Insurance Group                                   14,023          74,914
                                                                  -----------
                                                                      113,074
                                                                  -----------

 Denmark - 1.44%
 Bang & Olufsen Holdings Class B                        1,926          38,794
                                                                  -----------
                                                                       38,794
                                                                  -----------

 Finland - 0.63%
 Huhtamaki Van Leer Oyj                                 1,600          17,052
                                                                  -----------
                                                                       17,052
                                                                  -----------

 France - 11.10%
 Boiron                                                   296          25,073
 Carbone Lorraine                                       1,420          35,815
+Egide                                                    778          15,793
 Fimalac                                                  773          18,461
 Manitou                                                  470          27,406
+Neopost                                                1,554          53,762
 Nexans                                                 2,890          50,475
 Norbert Dentressangle                                    529          14,045
 Remy Cointreau                                         2,003          57,784
                                                                  -----------
                                                                      298,614
                                                                  -----------

 Germany - 10.91%
 Bilfinger Berger                                       2,029          53,824
 Boewe Systec                                             599          16,044
 Buderus                                                1,256          41,238
 Hugo Boss                                              3,777          50,582
 Jenoptik                                               4,829          58,149
 Rhoen-Klinikum                                         1,144          37,024
 Zapf Creation                                          1,000          36,549
                                                                  -----------
                                                                      293,410
                                                                  -----------

 Hong Kong - 8.67%
 Cafe De Coral Holdings Limited                        38,000          23,631
 China Shipping Development                           138,000          35,389
 Cosco Pacific Limited                                 72,000          61,854
 Hung Hing Printing Group                              38,000          23,387
 JCG Holdings Limited                                  52,000          24,003
 SmarTone Telecommunications
    Holdings                                           56,500          64,838
                                                                  -----------
                                                                      233,102
                                                                  -----------


44   Delaware Pooled Trust o 2003 Semiannual Report

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 Ireland - 4.21%
 Fyffes                                                24,700     $    38,316
+Icon ADR                                               1,614          41,802
 Kingspan Group                                        13,126          33,106
                                                                  -----------
                                                                      113,224
                                                                  -----------

 Japan - 14.08%
 Air Water                                             15,000          55,844
 Arcland Sakamoto                                       1,300           9,811
 Aronkasei                                              5,000          12,619
 Fancl                                                    800          25,088
 Hamamatsu Photonics                                    2,800          34,395
 Kayaba Industry                                       18,000          40,600
 Miyachi Technos                                        1,800          14,112
 Otsuka Kagu                                            1,200          26,664
 Takara Printing                                        3,000          21,885
 Ushio                                                  7,000          78,653
 Yakult Honsha                                          4,000          58,696
                                                                  -----------
                                                                      378,367
                                                                  -----------

 Netherlands - 3.35%
 Athlon Groep                                           2,774          22,785
 ICT Automatisering                                     3,316          30,531
+QIAGEN                                                 3,195          22,107
 Stork                                                  1,700          14,703
                                                                  -----------
                                                                       90,126
                                                                  -----------

 New Zealand - 1.46%
 Restaurant Brands New Zealand                         15,233          12,355
 The Warehouse Group                                    8,594          26,920
                                                                  -----------
                                                                       39,275
                                                                  -----------

 Norway - 0.41%
+Nera                                                   9,324          11,152
                                                                  -----------
                                                                       11,152
                                                                  -----------

 Singapore - 4.32%
 MobileOne Limited                                     36,000          25,546
 Singapore Airport Terminal
    Services                                           52,000          44,515
 SMRT Corporation                                     159,000          46,117
                                                                  -----------
                                                                      116,178
                                                                  -----------

 Spain - 2.65%
 Aldeasa                                                2,320          39,381
 Viscofan                                               4,518          32,017
                                                                  -----------
                                                                       71,398
                                                                  -----------

 Switzerland - 1.51%
 Lindt & Spruengli                                          6          40,610
                                                                  -----------
                                                                       40,610
                                                                  -----------

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 United Kingdom - 28.75%
 Aga Foodservice Group                                 16,124     $    50,123
 Arriva                                                11,940          61,352
 Body Shop International                               21,552          31,001
 Cobham                                                 3,754          68,698
 Greene King                                            4,595          53,941
 IMI                                                   12,234          53,575
 Laird Group                                           14,500          38,586
 Nestor Healthcare Group                               10,280          33,682
 Northern Foods                                        32,394          66,788
 Pennon Group                                           5,720          58,737
 Persimmon                                              5,587          37,213
 Rexam                                                  6,676          41,639
 Selfridges                                            12,424          66,619
 Spirax-Sarco Engineering                               7,053          49,035
 TT Electronics                                        19,000          30,822
+TTP Communications                                    30,887          31,347
                                                                  -----------
                                                                      773,158
                                                                  -----------

 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $2,877,714)                                                 $2,627,534
 ============================================================================
 WARRANTS - 0.01%
+Fimalac                                                  195             370
 ----------------------------------------------------------------------------
 Total Warrants (cost $0)                                                 370
 ============================================================================

                                                    Principal
                                                       Amount
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 1.60%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $17,000
    U.S. Treasury Bills due 5/8/03, market
    value $16,482)                                    $16,150          16,150
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $11,000
    U.S. Treasury Bills due 5/22/03, market
    value $10,928)                                     10,700          10,700
 With UBS Warburg 1.25% 5/1/03
    (dated 4/30/03, collateralized
    by $16,000 U.S. Treasury Notes
    3.625% due 8/31/03, market
    value $16,485)                                     16,150          16,150
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $43,000)                                                        43,000
 ============================================================================


                             2003 Semiannual Report o Delaware Pooled Trust   45

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 99.30%
 (COST $2,920,714)                                                 $2,670,904
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 0.70%                                         18,882
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    423,378 SHARES OUTSTANDING;
    EQUIVALENT TO $6.35
    PER SHARE - 100.00%                                            $2,689,786
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                             $3,513,525
 Undistributed net investment income*                                  17,615
 Accumulated net realized loss on investments                        (592,232)
 Net unrealized depreciation of investments
    and foreign currencies                                           (249,122)
 ----------------------------------------------------------------------------
 Total net assets                                                  $2,689,786
 ============================================================================

   +Non-income producing security for the period ended April 30, 2003.

   *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  **Securities have been classified by country of origin. Classification by type of business has been presented in Note #13 to the Financial Statements.

    ADR - American Depositary Receipts

    See accompanying notes

Delaware Pooled Trust-
The Emerging Markets Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 COMMON STOCK - 95.05%
 Brazil - 11.11%
 Aracruz Celulose ADR                                 132,124     $ 2,774,604
 Cia Vale do Rio Doce ADR                              93,100       2,603,076
 Empresa Brasiliera de
    Aeronautica ADR                                   208,503       2,891,937
 Gerdau Metalurgica                               144,186,000       3,318,526
 Petroleo Brasileiro ADR                              123,100       2,106,241
 Petroleo Brasileiro Petrobras                          8,000         138,094
                                                                  -----------
                                                                   13,832,478
                                                                  -----------

 Chile - 1.22%
 Administradora de Fondos de
    Pensiones Provida ADR                              63,029       1,522,150
                                                                  -----------
                                                                    1,522,150
                                                                  -----------

 China - 8.59%
 Beijing Capital International
    Airport                                         9,868,000       2,138,327
 Chaoda Modern
    Agriculture                                    16,018,000       1,417,150
 China Rare Earth Holdings                         10,724,000         687,520
 Guangshen Railway                                 11,568,000       2,002,398
 Yanzhou Coal Mining
    Class H                                         6,056,000       2,213,038
 Zhejiang Expressway                                5,804,000       2,232,579
                                                                  -----------
                                                                   10,691,012
                                                                  -----------

 Croatia - 2.36%
 Pliva GDR                                            216,108       2,942,505
                                                                  -----------
                                                                    2,942,505
                                                                  -----------

 Czech Republic - 1.66%
 CEZ                                                  554,830       2,069,520
                                                                  -----------
                                                                    2,069,520
                                                                  -----------

 Egypt - 1.58%
 Mobinil - Egyptian Mobile
    Services                                          245,682       1,966,284
                                                                  -----------
                                                                    1,966,284
                                                                  -----------

 Estonia - 2.87%
 Eesti Telekom GDR                                     29,861         594,204
#Eesti Telekom GDR 144A                                50,423       1,007,850
 Hansabank                                            107,935       1,965,833
                                                                  -----------
                                                                    3,567,887
                                                                  -----------

46   Delaware Pooled Trust o 2003 Semiannual Report

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 Hungary - 1.96%
 Gedeon Richter GDR                                    13,713     $   982,536
 OTP Bank                                             135,567       1,455,460
                                                                  -----------
                                                                    2,437,996
                                                                  -----------

 India - 4.83%
 Gas Authority of India GDR                            79,519         757,021
#Gas Authority of India
    GDR 144A                                          242,793       2,438,443
+ICICI Bank ADR                                       335,048       1,765,703
 Videsh Sanchar Nigam ADR                             325,104       1,056,588
                                                                  -----------
                                                                    6,017,755
                                                                  -----------

 Indonesia - 2.72%
 Astra Agro Lestari                                 7,812,000       1,373,528
 Hanjaya Mandala
    Sampoerna                                       4,883,500       2,012,857
                                                                  -----------
                                                                    3,386,385
                                                                  -----------

 Israel - 1.37%
+Bank Hapoalim                                        986,344       1,706,425
                                                                  -----------
                                                                    1,706,425
                                                                  -----------

 Malaysia - 2.51%
 IOI Corporation Berhad                             1,048,000       1,392,737
+PLUS Expressways                                   2,996,000       1,726,642
                                                                  -----------
                                                                    3,119,379
                                                                  -----------

 Mexico - 6.58%
 Cemex de C.V.                                        607,733       2,754,639
 Grupo Continental                                    961,700       1,477,310
 Grupo Elektra de C.V.                                484,733       1,306,971
 Telefonos de Mexico ADR                               80,900       2,443,989
+Tenaris                                               82,290         205,485
                                                                  -----------
                                                                    8,188,394
                                                                  -----------

 Republic of Korea - 13.67%
 Hyundai Motor                                        128,930       3,045,507
 Kookmin Bank                                         100,280       2,814,443
 Korea Telecom ADR                                    157,588       3,192,733
#Korea Tobacco & Ginseng
    GDR 144A                                          288,300       2,179,548
 POSCO                                                 17,010       1,435,000
 POSCO ADR                                             55,194       1,134,237
 Samsung Electronics                                   12,880       3,233,251
                                                                  -----------
                                                                   17,034,719
                                                                  -----------

 Russia - 5.65%
 Gazprom ADR                                           90,429       1,415,214
 Lukoil Holding ADR                                    32,841       2,260,774
 Norilsk Nickel ADR                                    58,900       1,346,454
 Yukos ADR                                             11,470       2,007,250
                                                                  -----------
                                                                    7,029,692
                                                                  -----------

                                                       Number    Market Value
                                                    of Shares        (U.S. $)
 ----------------------------------------------------------------------------

 South Africa - 16.74%
 African Bank Investments                           2,125,995     $ 1,606,994
 Alexander Forbes                                     881,593       1,210,384
 Amalgamated Banks of
    South Africa                                      439,645       1,927,446
 Aspen Pharmacare Holdings                          1,584,186       1,545,802
 Impala Platinum Holdings                              40,244       1,991,100
 Kumba Resources                                      855,487       2,880,507
 Nampak                                               946,957       1,474,516
 Network Healthcare
    Holdings                                        3,303,845       1,384,870
 Sanlam                                             1,324,520       1,097,653
 Sappi                                                 87,332       1,079,003
 Sasol                                                314,790       3,412,969
+Telkom                                               287,501       1,244,232
                                                                  -----------
                                                                   20,855,476
                                                                  -----------

 Taiwan - 5.56%
 Asustek Computer                                   1,303,000       2,541,710
 China Steel GDR                                      109,273       1,207,467
 President Chain Store                              1,341,040       1,696,496
+Yageo GDR                                          1,146,024       1,146,024
+#Yageo GDR 144A                                      330,887         330,887
                                                                  -----------
                                                                    6,922,584
                                                                  -----------

 Thailand - 4.07%
 Electricity Generating Public
    Company                                           940,000         915,442
 PTT Public Company                                 2,655,700       2,911,544
 Thai Union Frozen Products                           101,600          49,769
 Thai Union Frozen
    Products NVDR                                   2,424,700       1,193,403
                                                                  -----------
                                                                    5,070,158
                                                                  -----------

 ----------------------------------------------------------------------------
 Total Common Stock
 (cost $110,572,192)                                              118,360,799
 ============================================================================



                             2003 Semiannual Report o Delaware Pooled Trust   47

                                                    Principal    Market Value
                                                       Amount        (U.S. $)
 ----------------------------------------------------------------------------

 REPURCHASE AGREEMENTS - 3.60%
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $1,719,000
    U.S. Treasury Bills due 5/8/03, market
    value $1,718,705)                              $1,685,000      $1,685,000
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $1,140,000
    U.S. Treasury Bills due 5/22/03, market
    value $1,139,576)                               1,114,000       1,114,000
 With UBS Warburg
    1.25% 5/1/03 (dated 4/30/03,
    collateralized by $1,695,000
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $1,719,034)                               1,685,000       1,685,000
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $4,484,000)                                                  4,484,000
 ============================================================================
 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 98.65%
 (cost $115,056,192)                                              122,844,799
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 1.35%                                      1,676,085
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
    17,196,961 SHARES OUTSTANDING;
    EQUIVALENT TO $7.24
    PER SHARE - 100.00%                                          $124,520,884
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                           $151,670,298
 Undistributed net investment income*                                 849,431
 Accumulated net realized loss
    on investments                                                (35,810,697)
 Net unrealized appreciation of investments
    and foreign currencies                                          7,811,852
 ----------------------------------------------------------------------------
 Total net assets                                                $124,520,884
 ============================================================================

   +Non-income producing security for the period ended April 30, 2003.

   #Security exempt from registration under Rule 144A of the Securities Act of 1933.

    See Note #12 in "Notes to Financial Statements".

   *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

    ADR - American Depositary Receipts
    GDR - Global Depositary Receipts
    NVDR - Non-Voting Depositary Receipts

    See accompanying notes

Delaware Pooled Trust-
The Global Fixed Income Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                    Principal    Market Value
                                                      Amount*        (U.S. $)
 ----------------------------------------------------------------------------

 BONDS - 97.62%
 Australia - 7.30%
 New South Wales Treasury
    8.00% 3/1/08                        AUD         5,500,000     $ 3,869,903
 Queensland Treasury
    6.00% 7/14/09                                   9,700,000       6,348,946
    6.00% 6/14/11                                  12,000,000       7,787,024
 Telstra
    6.375% 6/29/11                      EUR         2,900,000       3,628,046
                                                                  -----------
                                                                   21,633,919
                                                                  -----------

 Austria - 10.02%
 Oesterreich Kontrollbank
    1.80% 3/22/10                       JPY       700,000,000       6,478,211
    5.25% 4/25/08                       EUR         4,000,000       4,842,886
    6.00% 5/19/09                       USD         5,600,000       6,376,910
 Republic of Austria
    4.50% 9/28/05                       JPY       700,000,000       6,498,684
    5.25% 1/4/11                        EUR         4,500,000       5,480,483
                                                                  -----------
                                                                   29,677,174
                                                                  -----------

 Belgium - 4.22%
 Kingdom of Belgium
    5.75% 9/28/10                       EUR        10,000,000      12,509,244
                                                                  -----------
                                                                   12,509,244
                                                                  -----------

 Canada - 6.92%
 Canada Government
    4.50% 9/1/07                        CAD         8,000,000       5,653,423
    5.25% 6/1/12                                    9,000,000       6,434,754
    5.50% 6/1/10                                    8,400,000       6,143,020
 Ontario Province
    6.25% 12/3/08                       NZD         4,000,000       2,271,080
                                                                  -----------
                                                                   20,502,277
                                                                  -----------

 Chile - 0.27%
 Republic of Chile
    6.875% 4/28/09                      USD           700,000         789,250
                                                                  -----------
                                                                      789,250
                                                                  -----------

 Finland - 2.55%
 Republic of Finland
    5.75% 2/23/11                       EUR         6,000,000       7,543,881
                                                                  -----------
                                                                    7,543,881
                                                                  -----------


48   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                      Amount*        (U.S. $)
 ----------------------------------------------------------------------------

 France - 0.73%
 Government of France
    4.00% 10/25/09                      EUR         1,900,000     $ 2,163,232
                                                                  -----------
                                                                    2,163,232
                                                                  -----------

 Germany - 5.52%
 Deutschland Republic
    6.25% 1/4/24                        EUR         5,000,000       6,598,350
 Kredit Fuer Wiederaufbau
    5.25% 7/4/12                                    8,000,000       9,738,645
                                                                  -----------
                                                                   16,336,995
                                                                  -----------

 Italy - 6.35%
 Republic of Italy
    3.75% 6/8/05                        JPY     1,250,000,000      11,297,302
   +5.75% 7/25/16                       EUR         6,000,000      7,506,792
                                                                  -----------
                                                                   18,804,094
                                                                  -----------

 Netherlands - 8.09%
 Baden Wurt L- Finance
    6.625% 8/20/03                      DEM        11,000,000       6,348,606
 Netherlands Government
    5.75% 2/15/07                       EUR         8,500,000      10,391,912
   +7.50% 1/15/23                                   2,500,000       3,752,550
+Rwe Finance
    6.125% 10/26/12                                 2,800,000       3,455,779
                                                                  -----------
                                                                   23,948,847
                                                                  -----------

 New Zealand - 10.20%
+New Zealand Government
    6.00% 11/15/11                      NZD        40,000,000      22,603,848
    6.50% 4/15/13                                  13,000,000       7,599,126
                                                                  -----------
                                                                   30,202,974
                                                                  -----------

 Spain - 4.16%
+Kingdom of Spain
    3.10% 9/20/06                       JPY       950,000,000       8,772,198
    4.625% 7/22/04                                400,000,000       3,541,781
                                                                  -----------
                                                                   12,313,979
                                                                  -----------

 Supranational - 12.67%
 European Investment
    Bank
    5.00% 4/15/08                       EUR         6,000,000       7,207,809
 Inter-American Development
    Bank 5.50% 3/30/10                             10,500,000      12,909,216
 International Bank
    Reconstruction &
    Development
    2.00% 2/18/08                       JPY     1,300,000,000      11,854,177
    5.50% 11/3/08                       NZD         7,000,000       3,862,388
    7.25% 5/27/03                                   3,000,000       1,679,463
                                                                  -----------
                                                                   37,513,053
                                                                  -----------

                                                    Principal    Market Value
                                                      Amount*        (U.S. $)
 ----------------------------------------------------------------------------
 Sweden - 12.69%
+Swedish Government
    3.50% 4/20/06                       SEK         5,000,000     $   607,647
 Swedish Government
    Series 1041
    6.75% 5/5/14                                   62,000,000       8,816,943
    Series 1043
    5.00% 1/28/09                                 140,000,000      17,769,561
   +Series 1046
    5.50% 10/8/12                                  80,000,000      10,373,750
                                                                  -----------
                                                                   37,567,901
                                                                  -----------

 United Kingdom - 0.70%
 British Telecom
    6.875% 2/15/11                      EUR           830,000       1,048,564
 Powergen UK PLC
    5.00% 7/8/09                                      900,000       1,035,707
                                                                  -----------
                                                                    2,084,271
                                                                  -----------

 United States - 5.23%
+KFW International Finance
    1.00% 12/20/04                      JPY     1,000,000,000       8,518,363
 U.S. Treasury Note
    4.375% 5/15/07                      USD         2,700,000       2,897,967
    4.875% 2/15/12                                  3,750,000       4,066,703
                                                                  -----------
                                                                   15,483,033
                                                                  -----------

 ----------------------------------------------------------------------------
 Total Bonds
 (cost $251,232,456)                                              289,074,124
 ============================================================================
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 0.45%
 ----------------------------------------------------------------------------
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $513,000
    U.S. Treasury Bills
    due 5/8/03, market
    value $512,852)                     USD           502,800         502,800
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $340,300
    U.S. Treasury Bills
    due 5/22/03, market
    value $340,043)                                   332,400         332,400
 With UBS Warburg 1.25%
    5/1/03 (dated 4/30/03,
    collateralized by $505,900
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $512,950)                                   502,800         502,800
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $1,338,000)                                                  1,338,000
 ============================================================================


                             2003 Semiannual Report o Delaware Pooled Trust   49

 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 98.07%
 (COST $252,570,456)                                             $290,412,124
 ============================================================================
 ----------------------------------------------------------------------------
 SHORT TERM INVESTMENTS HELD AS COLLATERAL
    FOR LOANED SECURITIES - 19.77%
    (COST $58,543,860) ++                                          58,543,860
 ============================================================================
 ----------------------------------------------------------------------------
 OBLIGATION TO RETURN SECURITIES LENDING
    COLLATERAL - (19.77%)++                                       (58,543,860)
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 1.93%                                      5,727,281
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO 22,932,849
    SHARES OUTSTANDING;
    EQUIVALENT TO $12.91
    PER SHARE - 100.00%                                          $296,139,405
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                           $257,569,852
 Undistributed net investment income**                             13,798,653
 Accumulated net realized loss on investments                     (13,332,176)
 Net unrealized appreciation of investments
    and foreign securities                                         38,103,076
 ----------------------------------------------------------------------------
 Total net assets                                                $296,139,405
 ============================================================================

  *Principal amount is stated in the currency in which each bond is denominated.

     AUD - Australian Dollar
     CAD - Canadian Dollar
     DEM - German Mark
     EUR - European Monetary Unit
     JPY - Japanese Yen
     NZD - New Zealand Dollar
     SEK - Swedish Krona
     USD - U.S. Dollar

  +Fully or partially on loan.

  **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  ++See Note #11 in "Notes to the Financial Statements".

    See accompanying notes

Delaware Pooled Trust-
The International Fixed Income Portfolio
Statement of Net Assets
April 30, 2003 (Unaudited)

                                                    Principal    Market Value
                                                      Amount*        (U.S. $)
 ----------------------------------------------------------------------------

 BONDS - 96.89%
 Australia - 3.96%
 New South Wales Treasury
    8.00% 3/1/08                        AUD           800,000     $   562,895
 Queensland Treasury
    6.00% 6/14/11                                   1,000,000         648,919
 Telstra
    6.375% 6/29/11                      EUR           240,000         300,252
                                                                  -----------
                                                                    1,512,066
                                                                  -----------

 Austria - 5.72%
 Oesterreich Kontrollbank
    5.25% 4/25/08                       EUR         1,000,000       1,210,722
 Republic of Austria
    5.25% 1/4/11                                      800,000         974,308
                                                                  -----------
                                                                    2,185,030
                                                                  -----------

 Belgium - 2.29%
 Kingdom of Belgium
    5.75% 9/28/10                       EUR           700,000         875,647
                                                                  -----------
                                                                      875,647
                                                                  -----------

 Canada - 2.94%
 Canada Government
    4.50% 9/1/07                        CAD           800,000         565,342
    5.25% 6/1/12                                      780,000         557,679
                                                                  -----------
                                                                    1,123,021
                                                                  -----------

 Chile - 0.30%
 Republic of Chile
    5.125% 7/25/05                      EUR           100,000         116,052
                                                                  -----------
                                                                      116,052
                                                                  -----------

 Finland - 4.07%
 Republic of Finland
    5.00% 4/25/09                       EUR           800,000         963,472
    9.50% 3/15/04                                     500,000         591,617
                                                                  -----------
                                                                    1,555,089
                                                                  -----------

 France - 3.58%
 Government of France
    4.00% 10/25/09                      EUR         1,200,000       1,366,252
                                                                  -----------
                                                                    1,366,252
                                                                  -----------


50   Delaware Pooled Trust o 2003 Semiannual Report

                                                    Principal    Market Value
                                                      Amount*        (U.S. $)
 ----------------------------------------------------------------------------

 Germany - 12.37%
 Deutschland Republic
    4.00% 7/4/09                        EUR           300,000     $   342,233
    6.00% 1/4/07                                    1,200,000       1,473,789
    6.50% 7/4/27                                      900,000       1,230,892
 Kredit Fuer Wiederaufbau
    5.00% 7/4/11                                    1,400,000       1,678,980
                                                                  -----------
                                                                    4,725,894
                                                                  -----------

 Italy - 5.31%
 Republic of Italy
    3.75% 6/8/05                        JPY       100,000,000         903,784
    5.75% 7/25/16                       EUR           900,000       1,126,019
                                                                  -----------
                                                                    2,029,803
                                                                  -----------

 Netherlands - 7.16%
 DSL Finance
    5.75% 3/19/09                       DEM         1,500,000         944,729
 Netherlands
    Government
    5.50% 7/15/10                       EUR         1,200,000       1,479,347
 Rwe Finance
    6.125% 10/26/12                                   250,000         308,552
                                                                  -----------
                                                                    2,732,628
                                                                  -----------

 New Zealand - 5.87%
 New Zealand Government
    6.50% 4/15/13                       NZD         2,300,000       1,344,461
    7.00% 7/15/09                                   1,500,000         895,978
                                                                  -----------
                                                                    2,240,439
                                                                  -----------

 Norway - 4.39%
^A/S Eksportfinans
    0.046% 12/22/03                     JPY       200,000,000       1,676,747
                                                                  -----------
                                                                    1,676,747
                                                                  -----------

 Spain - 6.89%
 Kingdom of Spain
    3.10% 9/20/06                       JPY       170,000,000       1,569,762
    4.625% 7/22/04                                120,000,000       1,062,534
                                                                  -----------
                                                                    2,632,296
                                                                  -----------

                                                    Principal    Market Value
                                                      Amount*        (U.S. $)
 ----------------------------------------------------------------------------

 Supranational - 16.20%
 European Investment Bank
    0.875% 11/8/04                      JPY       120,000,000     $ 1,019,340
    5.00% 4/15/08                       EUR           300,000         360,390
 Inter-American Development
    Bank 5.50% 3/30/10                                750,000         922,087
 International Bank
    Reconstruction &
    Development
    2.00% 2/18/08                       JPY       140,000,000       1,276,604
 International Finance
    6.75% 7/15/09                       NZD         4,500,000       2,608,422
                                                                  -----------
                                                                    6,186,843
                                                                  -----------

 Sweden - 13.65%
 Swedish Government
    3.50% 4/20/06                       SEK         3,000,000         364,588
    Series 1041
    6.75% 5/5/14                                    8,000,000       1,137,670
    Series 1043
    5.00% 1/28/09                                  18,000,000       2,284,657
    Series 1046
    5.50% 10/8/12                                  11,000,000       1,426,391
                                                                  -----------
                                                                    5,213,306
                                                                  -----------

 United Kingdom - 0.47%
 British Telecom
    6.875% 2/15/11                      EUR            70,000          88,433
 Powergen UK PLC
    5.00% 7/8/09                                       80,000          92,063
                                                                  -----------
                                                                      180,496
                                                                  -----------

 United States - 1.72%
 Fannie Mae
    6.375% 8/15/07                      AUD         1,000,000         656,477
                                                                  -----------
                                                                      656,477
                                                                  -----------

 ----------------------------------------------------------------------------
 Total Bonds (cost $32,500,846)                                    37,008,086
 ============================================================================


                             2003 Semiannual Report o Delaware Pooled Trust   51

                                                    Principal    Market Value
                                                      Amount*        (U.S. $)
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 1.49%
 ----------------------------------------------------------------------------
 With BNP Paribas 1.26%
    5/1/03 (dated 4/30/03,
    collateralized by $218,100
    U.S. Treasury Bills
    due 5/8/03, market
    value $218,096)                     USD          $213,800        $213,800
 With J. P. Morgan Securities
    1.20% 5/1/03 (dated 4/30/03,
    collateralized by $144,700
    U.S. Treasury Bills
    due 5/22/03, market
    value $144,607)                                   141,400         141,400
 With UBS Warburg
    1.25% 5/1/03 (dated 4/30/03,
    collateralized by $215,100
    U.S. Treasury Notes 3.625%
    due 8/31/03, market
    value $218,138)                                   213,800         213,800
 ----------------------------------------------------------------------------
 Total Repurchase Agreements
 (cost $569,000)                                                      569,000
 ============================================================================



 ----------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 98.38%
 (COST $33,069,846)                                               $37,577,086
 ============================================================================
 ----------------------------------------------------------------------------
 RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 1.62%                                        619,355
 ============================================================================
 ----------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO 3,301,660
    SHARES OUTSTANDING;
    EQUIVALENT TO $11.57
    PER SHARE - 100.00%                                           $38,196,441
 ============================================================================
 ----------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2003:
 ----------------------------------------------------------------------------
 Shares of beneficial interest
    (unlimited authorization - no par)                            $34,319,556
 Undistributed net investment income**                              2,700,060
 Accumulated net realized loss on investments                      (3,310,269)
 Net unrealized appreciation of investments
    and foreign currencies                                          4,487,094
 ----------------------------------------------------------------------------
 Total net assets                                                 $38,196,441
 ============================================================================

  *Principal amount is stated in the currency in which each bond is denominated.
     AUD - Australian Dollar
     CAD - Canadian Dollar
     DEM - German Mark
     EUR - European Monetary Unit
     JPY - Japanese Yen
     NZD - New Zealand Dollar
     SEK - Swedish Krona
     USD - U.S. Dollar

  **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.

   See accompanying notes


52   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Statements of Assets and Liabilities
April 30, 2003 (Unaudited)

                                                          The             The             The              The
                                                     Intermediate        Core          High-Yield       Core Plus
                                                     Fixed Income    Fixed Income         Bond        Fixed Income
                                                       Portfolio       Portfolio        Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
Assets:
Investments at market                                  $2,925,332      $2,897,222       $4,422,091      $9,399,903
Cash                                                       39,244             525           39,978          46,274
Dividends and interest receivable                          26,022          20,791          110,013          73,399
Swap interest receivable                                    3,273               -                -               -
Receivable for securities sold                            276,445         505,600          595,909       1,838,696
Due from DMC                                                6,412             488                -             497
Mark to market on futures                                       -              94                -             938
                                                     -------------------------------------------------------------
Total assets                                            3,276,728       3,424,720        5,167,991      11,359,707
                                                     -------------------------------------------------------------

Liabilities:
Payable for securities purchased                          540,679         691,904          530,999       3,679,642
Liquidations payable                                            -               -                -         200,000
Options written                                               165               -                -             413
Mark to market on futures                                   2,281               -                -               -
Distributions payable                                       3,509               -                -               -
Accrued expenses                                            4,779           5,209            1,343           3,242
                                                     -------------------------------------------------------------
Total liabilities                                         551,413         697,113          532,342       3,883,297
                                                     -------------------------------------------------------------

Total net assets                                       $2,725,315      $2,727,607       $4,635,649      $7,476,410
                                                     =============================================================

Investments at cost                                    $2,862,445      $2,839,663       $4,291,689      $9,246,747
                                                     =============================================================


See accompanying notes



                             2003 Semiannual Report o Delaware Pooled Trust   53

Delaware Pooled Trust
Statements of Operations
Six Months Ended April 30, 2003 (Unaudited)


                                                               The                 The               The
                                                            Large-Cap            Focused           Small-Cap
                                                           Value Equity           Value          Value Equity
                                                            Portfolio           Portfolio          Portfolio
-------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                      $601,695           $19,982            $17,306
Interest                                                          7,225                27                829
                                                             ------------------------------------------------
                                                                608,920            20,009             18,135
                                                             ------------------------------------------------
Expenses:
Management fees                                                 117,224             6,969              9,580
Accounting and administration expenses                           14,905               322                590
Reports and statements to shareholders                           17,580               772                390
Registration fees                                                36,000               749              1,123
Professional fees                                                 3,491                 -                226
Dividend disbursing and transfer agent fees and expenses         13,475                77                230
Custodian fees                                                    2,996               205                255
Trustees' fees                                                    1,107               248                290
Other                                                             6,143               471                632
                                                             ------------------------------------------------
                                                                212,921             9,813             13,316
Less expenses absorbed or waived                                (71,595)           (1,451)            (1,912)
Less expenses paid indirectly                                      (522)              (19)               (36)
                                                             ------------------------------------------------

Total expenses                                                  140,804             8,343             11,368
                                                             ------------------------------------------------

Net Investment Income (Loss)                                    468,116            11,666              6,767
                                                             ------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments                                                  (4,785,395)          (20,822)            37,740
Futures contracts                                                     -                 -                  -
Options written                                                       -                 -                  -
Swap agreements                                                       -                 -                  -
Foreign currencies                                                  107                 -                  -
                                                             ------------------------------------------------
Net realized gain (loss)                                     (4,785,288)          (20,822)            37,740
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                      6,384,858           162,706            145,099
                                                             ------------------------------------------------

Net Realized and Unrealized Gain On
   Investments and Foreign Currencies                         1,599,570           141,884            182,839
                                                             ------------------------------------------------

Net Increase In Net Assets Resulting
   from Operations                                           $2,067,686          $153,550           $189,606
                                                             ================================================

See accompanying notes

54   Delaware Pooled Trust o 2003 Semiannual Report

                                                                 The
     The            The            The            The        Real Estate        The
   All-Cap       Large-Cap       Mid-Cap       Small-Cap      Investment    Intermediate
Growth Equity  Growth Equity  Growth Equity  Growth Equity      Trust       Fixed Income
  Portfolio      Portfolio      Portfolio      Portfolio     Portfolio II    Portfolio
-----------------------------------------------------------------------------------------
  $  23,016      $   4,411    $     5,650    $     89,334     $  675,885     $    2,497
      4,258            308          1,652          24,476         13,819         80,872
-----------------------------------------------------------------------------------------
     27,274         4,719           7,302        113,810         689,704         83,369
-----------------------------------------------------------------------------------------

     31,754          3,028          8,688         172,156        110,328          7,794
      1,920            215            535          10,515          6,797            895
        930            428            150           5,500            100          1,017
      4,736          4,648          1,835           8,263          1,041          5,579
        592             90            221           3,420            900            506
        517             53            273           3,055          1,691            743
        820            197            256           1,320            427          1,646
        255            142            181           1,199            475            339
        875            461            457           4,936          2,440            927
-----------------------------------------------------------------------------------------
     42,399          9,262         12,596         210,364        124,199         19,446
     (4,653)        (5,523)        (1,795)         (5,715)             -        (10,896)
       (102)           (16)           (34)           (601)          (400)           (47)
-----------------------------------------------------------------------------------------

     37,644          3,723         10,767         204,048        123,799          8,503
-----------------------------------------------------------------------------------------

    (10,370)           996         (3,465)        (90,238)       565,905         74,866
-----------------------------------------------------------------------------------------




   (467,542)       (85,169)      (142,478)     (1,552,670)      (385,035)       192,956
          -              -              -               -              -        (29,998)
          -              -              -               -              -         15,735
          -              -              -               -              -         10,064
          -              -              -               -              -              -
-----------------------------------------------------------------------------------------
   (467,542)       (85,169)      (142,478)     (1,552,670)      (385,035)       188,757

  1,345,577        138,169        280,128       5,605,677      2,636,389        (67,348)
-----------------------------------------------------------------------------------------


    878,035         53,000        137,650       4,053,007      2,251,354        121,409
-----------------------------------------------------------------------------------------


   $867,665        $53,996       $134,185      $3,962,769     $2,817,259       $196,275
=========================================================================================





                             2003 Semiannual Report o Delaware Pooled Trust   55

Delaware Pooled Trust
Statements of Operations
Six Months Ended April 30, 2003 (Unaudited) continued


                                                         The              The              The            The
                                                         Core          High-Yield       Core Plus        Global
                                                     Fixed Income         Bond         Fixed Income      Equity
                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                      -------------------------------------------------------------
Investment Income:
Dividends                                             $       681     $    2,056      $    2,246       $  59,181
Interest                                                   51,766        247,317         175,704             357
Securities lending income                                       -              -               -               -
Foreign tax withheld                                            -              -               -          (3,838)
                                                      -------------------------------------------------------------
                                                           52,447        249,373         177,950          55,700
                                                      -------------------------------------------------------------

Expenses:
Management fees                                             5,290          9,260          16,397          10,095
Accounting and administration expenses                        615          1,177           1,544             580
Reports and statements to shareholders                        373            542              80             830
Registration fees                                           1,824          3,579           3,692           4,845
Professional fees                                             577            602           1,144             780
Dividend disbursing and transfer agent fees and expenses      207            593             387             351
Custodian fees                                              2,539          2,585           4,032             805
Trustees' fees                                                237            215             526             180
Distribution expense Class P                                    -              -               -               -
Other                                                         595            755             679             955
                                                      -------------------------------------------------------------
                                                           12,257         19,308          28,481          19,421
Less expenses absorbed or waived                           (6,438)        (7,094)         (9,133)         (6,461)
Less expenses paid indirectly                                (131)           (84)           (274)            (37)
                                                      -------------------------------------------------------------

Total expenses                                              5,688         12,130          19,074          12,923
                                                      -------------------------------------------------------------

Net Investment Income                                      46,759        237,243         158,876          42,777
                                                      -------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments                                                61,079        184,857         177,477        (166,088)
Futures contracts                                         (12,833)             -           3,056               -
Options written                                             8,340              -           3,863               -
Swap agreements                                                 -              -           6,040               -
Foreign currencies                                              -              -               -            (384)
                                                      -------------------------------------------------------------
Net realized gain (loss)                                   56,586        184,857         190,436        (166,472)
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                   14,862        466,526         158,405         269,180
                                                      -------------------------------------------------------------

Net Realized and Unrealized Gain On
   Investments and Foreign Currencies                      71,448        651,383         348,841         102,708
                                                      -------------------------------------------------------------

Net Increase In Net Assets
   Resulting from Operations                             $118,207       $888,626        $507,717        $145,485
                                                      =============================================================

See accompanying notes

56   Delaware Pooled Trust o 2003 Semiannual Report



                                                                               The             The
                                                                The        Labor Select    International        The
                                                           International   International     Large-Cap      International
                                                              Equity          Equity          Equity          Small-Cap
                                                             Portfolio       Portfolio       Portfolio        Portfolio
                                                           --------------------------------------------------------------
Investment Income:
Dividends                                                   $ 9,813,070     $2,663,667         $52,982        $36,806
Interest                                                         72,632         38,451             304            569
Securities lending income                                        78,620         17,301               -              -
Foreign tax withheld                                           (795,559)      (242,869)         (4,510)        (2,895)
                                                           --------------------------------------------------------------
                                                              9,168,763      2,476,550          48,776         34,480
                                                           --------------------------------------------------------------

Expenses:
Management fees                                               1,586,078        379,557           8,510         12,406
Accounting and administration expenses                           97,640         23,364             513            571
Reports and statements to shareholders                           54,915          5,654             175            411
Registration fees                                                19,940          3,360             269            470
Professional fees                                                29,741          4,100             197            172
Dividend disbursing and transfer agent fees and expenses         36,342          5,065             286            128
Custodian fees                                                   76,545         12,742             886          1,020
Trustees' fees                                                    7,588          2,347             155            244
Distribution expense Class P                                          9              -               -              -
Other                                                            37,047          9,268             752            231
                                                           --------------------------------------------------------------
                                                              1,945,845        445,457          11,743         15,653
Less expenses absorbed or waived                                      -              -            (791)          (744)
Less expenses paid indirectly                                    (5,075)        (1,327)            (34)           (33)
                                                           --------------------------------------------------------------

Total expenses                                                1,940,770        444,130          10,918         14,876
                                                           --------------------------------------------------------------

Net Investment Income                                         7,227,993      2,032,420          37,858         19,604
                                                           --------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments                                                  (4,807,614)    (1,052,398)        (55,563)      (345,265)
Futures contracts                                                     -              -               -              -
Options written                                                       -              -               -              -
Swap agreements                                                       -              -               -              -
Foreign currencies                                              (53,456)       (91,025)            175         (1,246)
                                                           --------------------------------------------------------------
Net realized gain (loss)                                     (4,861,070)    (1,143,423)        (55,388)      (346,511)
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                     16,066,142      5,942,815         104,477        517,890
                                                           --------------------------------------------------------------

Net Realized and Unrealized Gain On
   Investments and Foreign Currencies                        11,205,072      4,799,392          49,089        171,379
                                                           --------------------------------------------------------------

Net Increase In Net Assets
   Resulting from Operations                                $18,433,065     $6,831,812         $86,947       $190,983
                                                           ==============================================================

See accompanying notes


                                                                                The
                                                                  The          Global          The
                                                               Emerging        Fixed      International
                                                               Markets         Income     Fixed Income
                                                              Portfolio      Portfolio      Portfolio
                                                            ---------------------------------------------
Investment Income:
Dividends                                                    $2,431,422    $         -       $       -
Interest                                                         24,557      6,144,368         814,925
Securities lending income                                             -         28,614               -
Foreign tax withheld                                           (125,215)             -               -
                                                            ---------------------------------------------
                                                              2,330,764      6,172,982          814,925
                                                            ---------------------------------------------

Expenses:
Management fees                                                 667,405        719,202          94,508
Accounting and administration expenses                           30,851         66,000           8,575
Reports and statements to shareholders                           13,000         32,400           6,700
Registration fees                                                 3,000         15,300           7,616
Professional fees                                                 7,650         19,300           4,670
Dividend disbursing and transfer agent fees and expenses          7,005         18,209           2,618
Custodian fees                                                   82,598         55,005           8,616
Trustees' fees                                                    2,774          5,430             927
Distribution expense Class P                                          -              -               -
Other                                                             1,431         47,543           6,780
                                                            ---------------------------------------------
                                                                815,714        978,389         141,010
Less expenses absorbed or waived                                      -       (111,866)        (27,008)
Less expenses paid indirectly                                    (1,602)        (3,452)           (454)
                                                            ---------------------------------------------

Total expenses                                                  814,112        863,071         113,548
                                                            ---------------------------------------------

Net Investment Income                                         1,516,652      5,309,911         701,377
                                                            ---------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments                                                 (12,977,811)     4,360,635       1,233,082
Futures contracts                                                     -              -               -
Options written                                                       -              -               -
Swap agreements                                                       -              -               -
Foreign currencies                                             (322,193)     7,136,918       1,896,477
                                                            ---------------------------------------------
Net realized gain (loss)                                    (13,300,004)    11,497,553       3,129,559
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                     22,418,041     22,077,109       2,063,472
                                                            ---------------------------------------------

Net Realized and Unrealized Gain On
   Investments and Foreign Currencies                         9,118,037     33,574,662       5,193,031
                                                            ---------------------------------------------

Net Increase In Net Assets
   Resulting from Operations                                $10,634,689    $38,884,573      $5,894,408
                                                            =============================================

See accompanying notes


                             2003 Semiannual Report o Delaware Pooled Trust   57

Delaware Pooled Trust
Statements of Changes in Net Assets

                                                             Six Months           Year           Six Months           Year
                                                               Ended             Ended             Ended             Ended
                                                              4/30/03           10/31/02          4/30/03           10/31/02
                                                            (Unaudited)                         (Unaudited)
                                                           ---------------------------------------------------------------------


                                                                The               The               The               The
                                                             Large-Cap         Large-Cap          Focused           Focused
                                                            Value Equity      Value Equity         Value             Value
                                                             Portfolio         Portfolio         Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)                                    $468,116          $987,098         $11,666           $15,486
Net realized gain (loss) on investments
   and foreign currencies                                     (4,785,288)       (3,085,888)        (20,822)         (324,941)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies          6,384,858        (1,614,236)        162,706            (1,849)
                                                           ---------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   2,067,686        (3,713,026)        153,550          (311,304)
                                                           ---------------------------------------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                                  (606,509)       (1,070,397)        (16,263)          (10,861)
Net realized gain on investments
Original Class                                                         -                 -               -                 -
                                                           ---------------------------------------------------------------------
                                                                (606,509)       (1,070,397)        (16,263)          (10,861)
                                                           ---------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                   959,162         5,938,797               -                 -
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                   597,210         1,055,986          16,263            10,861
                                                           ---------------------------------------------------------------------
                                                               1,556,372         6,994,783          16,263            10,861
Cost of shares repurchased
Original Class                                               (17,301,009)      (13,775,347)              -                 -
                                                           ---------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                        (15,744,637)       (6,780,564)         16,263            10,861
                                                           ---------------------------------------------------------------------

Net Increase (Decrease) In Net Assets                        (14,283,460)      (11,563,987)        153,550          (311,304)

Net Assets:
Beginning of period                                           49,224,441        60,788,428       1,355,668         1,666,972
                                                           ---------------------------------------------------------------------
End of period                                                $34,940,981       $49,224,441      $1,509,218        $1,355,668
                                                           =====================================================================

See accompanying notes

58   Delaware Pooled Trust o 2003 Semiannual Report


                                                                   Six Months           Year           Six Months
                                                                     Ended             Ended             Ended
                                                                    4/30/03           10/31/02          4/30/03
                                                                  (Unaudited)                         (Unaudited)
                                                              -------------------------------------------------------

                                                                                                          The
                                                                      The               The             All-Cap
                                                                   Small-Cap         Small-Cap          Growth
                                                                  Value Equity      Value Equity        Equity
                                                                   Portfolio         Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)                                            $6,767           $14,768        $(10,370)
Net realized gain (loss) on investments
   and foreign currencies                                               37,740           139,728        (467,542)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies                  145,099           (91,643)      1,345,577
                                                              -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                           189,606            62,853         867,665
                                                              -------------------------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                                         (13,853)          (21,468)              -
Net realized gain on investments
Original Class                                                        (136,704)         (127,083)              -
                                                              -------------------------------------------------------
                                                                      (150,557)         (148,551)              -
                                                              -------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                               -                 -               -
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                         150,557           148,551               -
                                                              -------------------------------------------------------
                                                                       150,557           148,551               -
Cost of shares repurchased
Original Class                                                               -                 -               -
                                                              -------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                                  150,557           148,551               -
                                                              -------------------------------------------------------

Net Increase (Decrease) In Net Assets                                  189,606            62,853         867,665

Net Assets:
Beginning of period                                                  2,542,106         2,479,253       8,310,464
                                                              -------------------------------------------------------
End of period                                                       $2,731,712        $2,542,106      $9,178,129
                                                              =======================================================

See accompanying notes


                                                                            Year           Six Months
                                                                           Ended             Ended
                                                                          10/31/02          4/30/03
                                                                                          (Unaudited)
                                                                     -----------------------------------

                                                                             The
                                                                           All-Cap            The
                                                                           Growth          Large-Cap
                                                                           Equity        Growth Equity
                                                                          Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)                                               $(34,991)              $996
Net realized gain (loss) on investments
   and foreign currencies                                                (1,898,388)           (85,169)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies                      (578,514)           138,169
                                                                     -----------------------------------
Net increase (decrease) in net assets
   resulting from operations                                             (2,511,893)            53,996
                                                                     -----------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                                                    -             (1,184)
Net realized gain on investments
Original Class                                                                    -                  -
                                                                     -----------------------------------
                                                                                  -             (1,184)
                                                                     -----------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                            1,600,000                  -
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                                    -              1,184
                                                                     -----------------------------------
                                                                          1,600,000              1,184
Cost of shares repurchased
Original Class                                                                    -                  -
                                                                     -----------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                                     1,600,000              1,184
                                                                     -----------------------------------

Net Increase (Decrease) In Net Assets                                      (911,893)            53,996

Net Assets:
Beginning of period                                                       9,222,357            931,211
                                                                     -----------------------------------
End of period                                                            $8,310,464           $985,207
                                                                     ===================================

See accompanying notes


                             2003 Semiannual Report o Delaware Pooled Trust   59

Delaware Pooled Trust
Statements of Changes in Net Assets continued

                                                                 Year           Six Months         Year
                                                                Ended             Ended           Ended
                                                               10/31/02          4/30/03         10/31/02
                                                                               (Unaudited)
                                                            --------------------------------------------------

                                                                 The               The             The
                                                              Large-Cap          Mid-Cap         Mid-Cap
                                                            Growth Equity     Growth Equity   Growth Equity
                                                              Portfolio         Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)                                   $     953         $  (3,465)     $   (7,765)
Net realized gain (loss) on investments
   and foreign currencies                                       (435,484)         (142,478)       (248,540)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies            167,213           280,128          (2,741)
                                                            --------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                    (267,318)          134,185        (259,046)
                                                            --------------------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                                    (5,187)                -               -
                                                            --------------------------------------------------
                                                                  (5,187)                -               -
                                                            --------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                         -            25,000         111,156
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                     5,187                 -               -
                                                            --------------------------------------------------
                                                                   5,187            25,000         111,156
                                                            --------------------------------------------------
Cost of shares repurchased
Original Class                                                         -           (37,500)       (178,088)
                                                            --------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                              5,187           (12,500)        (66,932)
                                                            --------------------------------------------------

Net Increase (Decrease) In Net Assets                           (267,318)          121,685        (325,978)

Net Assets:
Beginning of period                                            1,198,529         2,328,832       2,654,810
                                                            --------------------------------------------------
End of period                                                   $931,211        $2,450,517      $2,328,832
                                                            ==================================================

See accompanying notes

60   Delaware Pooled Trust o 2003 Semiannual Report

                                                               Six Months            Year            Six Months        Year
                                                                 Ended               Ended             Ended           Ended
                                                                4/30/03             10/31/02          4/30/03         10/31/02
                                                              (Unaudited)                           (Unaudited)
                                                           ------------------------------------------------------------------------
                                                                                                        The             The
                                                                  The                 The           Real Estate     Real Estate
                                                               Small-Cap           Small-Cap         Investment      Investment
                                                             Growth Equity       Growth Equity         Trust           Trust
                                                               Portfolio           Portfolio        Portfolio II    Portfolio II
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)                                  $   (90,238)        $  (165,579)      $   565,905     $   688,572
Net realized gain (loss) on investments
   and foreign currencies                                      (1,552,670)         (3,371,169)         (385,035)        269,937
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies           5,605,677            (906,028)        2,636,389      (1,425,645)
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                    3,962,769          (4,442,776)        2,817,259        (467,136)
                                                           ------------------------------------------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                                          -                   -          (878,132)       (388,742)
                                                           ------------------------------------------------------------------------
                                                                        -                   -          (878,132)       (388,742)
                                                           ------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                  5,734,139          15,785,559         7,068,395      17,320,972
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                          -                   -           841,976         350,241
                                                           ------------------------------------------------------------------------
                                                                5,734,139          15,785,559         7,910,371      17,671,213
                                                           ------------------------------------------------------------------------
Cost of shares repurchased
Original Class                                                 (1,401,281)         (3,810,999)       (1,352,340)     (2,732,136)
                                                           ------------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                           4,332,858          11,974,560         6,558,031      14,939,077
                                                           ------------------------------------------------------------------------

Net Increase (Decrease) In Net Assets                           8,295,627           7,531,784         8,497,158      14,083,199

Net Assets:
Beginning of period                                            43,103,703          35,571,919        24,073,431       9,990,232
                                                           ------------------------------------------------------------------------
End of period                                                 $51,399,330         $43,103,703       $32,570,589     $24,073,431
                                                           ========================================================================

                                                                Six Months            Year
                                                                  Ended              Ended
                                                                 4/30/03            10/31/02
                                                               (Unaudited)
                                                          ------------------------------------

                                                                   The                The
                                                               Intermediate       Intermediate
                                                               Fixed Income       Fixed Income
                                                                Portfolio          Portfolio
----------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)                                    $    74,866         $  302,935
Net realized gain (loss) on investments
   and foreign currencies                                           188,757             (7,376)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies               (67,348)           (84,368)
                                                          ------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        196,275            211,191
                                                          ------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                                      (88,931)          (322,916)
                                                          ------------------------------------
                                                                    (88,931)          (322,916)
                                                          ------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                       74,707             14,777
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                       51,927            124,183
                                                          ------------------------------------
                                                                    126,634            138,960
                                                          ------------------------------------
Cost of shares repurchased
Original Class                                                   (3,703,096)          (264,912)
                                                          ------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                            (3,576,462)          (125,952)
                                                          ------------------------------------

Net Increase (Decrease) In Net Assets                            (3,469,118)          (237,677)

Net Assets:
Beginning of period                                               6,194,433          6,432,110
                                                          ------------------------------------
End of period                                                    $2,725,315         $6,194,433
                                                          ====================================

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   61

Delaware Pooled Trust
Statements of Changes in Net Assets continued

                                                         Six Months          Year             Six Months           Year
                                                           Ended            Ended               Ended             Ended
                                                          4/30/03         10/31/02             4/30/03          10/31/02
                                                        (Unaudited)                          (Unaudited)
                                                       --------------------------------------------------------------------
                                                             The             The                The                The
                                                             Core            Core            High-Yield         High-Yield
                                                         Fixed Income    Fixed Income          Bond               Bond
                                                          Portfolio        Portfolio         Portfolio          Portfolio
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                     $46,759          $118,803           $237,243          $442,717
Net realized gain (loss) on investments
   and foreign currencies                                  56,586            10,317            184,857          (342,162)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies      14,862           (57,125)           466,526          (234,903)
                                                       --------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              118,207            71,995            888,626          (134,348)
                                                       --------------------------------------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                           (115,366)         (317,244)          (223,095)         (483,772)
Class P                                                         -                 -                  -                 -
Net realized gain on investments
Original Class                                                  -                 -                  -                 -
Class P                                                         -                 -                  -                 -
                                                       --------------------------------------------------------------------
                                                         (115,366)         (317,244)          (223,095)         (483,772)
                                                       --------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                  -                 -                  -         1,625,000
Class P                                                         -                 -                  -                 -
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                            115,366           317,244            223,095           483,772
Class P                                                         -                 -                  -                 -
                                                       --------------------------------------------------------------------
                                                          115,366           317,244            223,095         2,108,772

Cost of shares repurchased
Original Class                                                  -          (476,091)                 -        (1,021,831)
                                                       --------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                     115,366          (158,847)           223,095         1,086,941
                                                       --------------------------------------------------------------------

Net Increase (Decrease) In Net Assets                     118,207          (404,096)           888,626           468,821

Net Assets:
Beginning of period                                     2,609,400         3,013,496          3,747,023         3,278,202
                                                       --------------------------------------------------------------------
End of period                                          $2,727,607        $2,609,400         $4,635,649        $3,747,023
                                                       ====================================================================

62   Delaware Pooled Trust o 2003 Semiannual Report

                                                          Six Months      6/28/02*      Six Months          Year        Six Months
                                                            Ended            to           Ended            Ended          Ended
                                                           4/30/03        10/31/02       4/30/03         10/31/02        4/30/03
                                                         (Unaudited)                    (Unaudited)                    (Unaudited)
                                                       ----------------------------------------------------------------------------
                                                            The             The            The              The            The
                                                         Core Plus       Core Plus        Global           Global     International
                                                       Fixed Income    Fixed Income       Equity           Equity         Equity
                                                         Portfolio       Portfolio      Portfolio        Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                     $158,876        $63,815         $42,777         $55,257       $7,227,993
Net realized gain (loss) on investments
   and foreign currencies                                  190,436         46,925        (166,472)        (13,703)      (4,861,070)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies      158,405          2,196         269,180        (284,435)      16,066,142
                                                       ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               507,717        112,936         145,485        (242,881)      18,433,065
                                                       ----------------------------------------------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                            (122,060)             -         (60,148)        (46,207)      (9,250,773)
Class P                                                          -              -               -               -             (185)
Net realized gain on investments
Original Class                                             (50,568)             -               -               -       (2,212,930)
Class P                                                          -              -               -               -              (49)
                                                       ----------------------------------------------------------------------------
                                                          (172,628)             -         (60,148)        (46,207)     (11,463,937)
                                                       ----------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                   -      7,593,257               -               -       32,696,884
Class P                                                          -              -               -               -                -
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                             172,628              -          60,148          46,207       10,648,745
Class P                                                          -              -               -               -              234
                                                       ----------------------------------------------------------------------------
                                                           172,628      7,593,257          60,148          46,207       43,345,863

Cost of shares repurchased
Original Class                                            (737,500)             -               -               -       (7,385,992)
                                                       ----------------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                     (564,872)     7,593,257          60,148          46,207       35,959,871
                                                       ----------------------------------------------------------------------------

Net Increase (Decrease) In Net Assets                     (229,783)     7,706,193         145,485        (242,881)      42,928,999

Net Assets:
Beginning of period                                      7,706,193              -       2,719,167       2,962,048      411,413,741
                                                       ----------------------------------------------------------------------------
End of period                                           $7,476,410     $7,706,193      $2,864,652      $2,719,167     $454,342,740
                                                       ============================================================================

*Commencement of operations.
See accompanying notes

                              2003 Semiannual Report o Delaware Pooled Trust  63

Delaware Pooled Trust
Statements of Changes in Net Assets continued

                                                         Year           Six Months       Year           Six Months
                                                        Ended             Ended          Ended            Ended
                                                       10/31/02          4/30/03        10/31/02         4/30/03
                                                                       (Unaudited)                     (Unaudited)
                                                     ---------------------------------------------------------------
                                                                           The             The             The
                                                          The         Labor Select    Labor Select    International
                                                     International    International   International     Large-Cap
                                                         Equity           Equity          Equity          Equity
                                                       Portfolio        Portfolio       Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                 $ 8,858,981      $ 2,032,420      $1,820,262       $ 37,858
Net realized gain (loss) on investments
   and foreign currencies                               4,902,663       (1,143,423)        256,208        (55,388)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies (31,805,308)       5,942,815      (5,333,567)       104,477
                                                     ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                          (18,043,664)       6,831,812      (3,257,097)        86,947
                                                     ---------------------------------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                         (9,729,225)      (1,583,076)     (1,727,067)       (47,764)
Class P                                                      (231)               -               -              -
Net realized gain on investments
Original Class                                                  -         (195,450)     (1,079,864)       (58,871)
Class P                                                         -                -               -              -
                                                     ---------------------------------------------------------------
                                                       (9,729,456)      (1,778,526)     (2,806,931)      (106,635)
                                                     ---------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                         57,966,297       49,023,679      16,140,000              -
Class P                                                    10,000                -               -              -
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                          8,634,006        1,778,526       2,806,931        106,635
Class P                                                       231                -               -              -
                                                     ---------------------------------------------------------------
                                                       66,610,534       50,802,205      18,946,931        106,635
                                                     ---------------------------------------------------------------
Cost of shares repurchased
Original Class                                        (36,719,022)      (2,020,000)              -              -
                                                     ---------------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                  29,891,512       48,782,205      18,946,931        106,635

Net Increase (Decrease) In Net Assets                   2,118,392       53,835,491      12,882,903         86,947

Net Assets:
Beginning of period                                   409,295,349       88,848,239      75,965,336      2,327,361
                                                     ---------------------------------------------------------------
End of period                                        $411,413,741     $142,683,730     $88,848,239     $2,414,308
                                                     ===============================================================

See accompanying notes

64   Delaware Pooled Trust o 2003 Semiannual Report

[RESTUBBED]

                                                           Year        Six Months        Year       Six Months        Year
                                                          Ended          Ended          Ended          Ended          Ended
                                                         10/31/02       4/30/03        10/31/02       4/30/03        10/31/02
                                                                       (Unaudited)                   (Unaudited)
                                                       ---------------------------------------------------------------------------
                                                            The
                                                       International       The            The            The            The
                                                         Large-Cap    International  International    Emerging        Emerging
                                                           Equity       Small-Cap      Small-Cap       Markets         Markets
                                                         Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                    $  46,916      $  19,604      $  61,696     $  1,516,652    $  4,204,172
Net realized gain (loss) on investments
   and foreign currencies                                   59,214       (346,511)      (249,002)     (13,300,004)     (5,780,497)
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies     (297,792)       517,890       (106,406)      22,418,041      10,794,436
                                                       ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              (191,662)       190,983       (293,712)      10,634,689       9,218,111
                                                       ---------------------------------------------------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                             (50,313)       (58,294)       (59,478)      (4,305,462)     (3,214,118)
Class P                                                          -              -              -                -               -
Net realized gain on investments
Original Class                                             (25,875)             -        (57,891)               -               -
Class P                                                          -              -              -                -               -
                                                       ---------------------------------------------------------------------------
                                                           (76,188)       (58,294)      (117,369)      (4,305,462)     (3,214,118)
                                                       ---------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                   -              -              -       29,755,249       1,201,700
Class P                                                          -              -              -                -               -
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                              76,188         58,294        117,369        4,294,915       3,214,118
Class P                                                          -              -              -                -               -
                                                       ---------------------------------------------------------------------------
                                                            76,188         58,294        117,369       34,050,164       4,415,818
Cost of shares repurchased
Original Class                                                   -              -              -      (30,431,935)     (9,334,417)
                                                       ---------------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                       76,188         58,294        117,369        3,618,229      (4,918,599)
                                                       ---------------------------------------------------------------------------

Net Increase (Decrease) In Net Assets                     (191,662)       190,983       (293,712)       9,947,456       1,085,394

Net Assets:
Beginning of period                                      2,519,023      2,498,803      2,792,515      114,573,428     113,488,034
                                                       ---------------------------------------------------------------------------
End of period                                           $2,327,361     $2,689,786     $2,498,803     $124,520,884    $114,573,428
                                                       ===========================================================================

                             2003 Semiannual Report o Delaware Pooled Trust   65

Delaware Pooled Trust
Statements of Changes in Net Assets continued

                                                              Six Months         Year
                                                                Ended            Ended
                                                               4/30/03         10/31/02
                                                             (Unaudited)
                                                            -------------------------------
                                                                 The              The
                                                               Global           Global
                                                               Fixed            Fixed
                                                               Income           Income
                                                              Portfolio        Portfolio
-------------------------------------------------------------------------------------------
Increase In Net Assets From Operations:
Net investment income                                       $  5,309,911     $ 12,094,532
Net realized gain on investments
   and foreign currencies                                     11,497,553        3,586,725
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies         22,077,109       24,178,818
                                                            -------------------------------
Net increase in net assets
   resulting from operations                                  38,884,573       39,860,075
                                                            -------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                               (11,470,835)               -
                                                            -------------------------------
                                                             (11,470,835)               -
                                                            -------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                11,302,928        3,751,676
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                 8,998,289                -
                                                            -------------------------------
                                                              20,301,217        3,751,676
Cost of shares repurchased
Original Class                                               (31,513,192)     (48,503,936)
                                                            -------------------------------
Decrease in net assets derived from capital
   share transactions                                        (11,211,975)     (44,752,260)
                                                            -------------------------------

Net Increase (Decrease) In Net Assets                         16,201,763       (4,892,185)

Net Assets:
Beginning of period                                          279,937,642      284,829,827
                                                            -------------------------------
End of period                                               $296,139,405     $279,937,642
                                                            ===============================

See accompanying notes


66   Delaware Pooled Trust o 2003 Semiannual Report

[RESTUBBED]

                                                                Six Months         Year
                                                                  Ended           Ended
                                                                 4/30/03         10/31/02
                                                               (Unaudited)
                                                            -------------------------------
                                                                   The              The
                                                              International   International
                                                                 Fixed            Fixed
                                                                 Income           Income
                                                                Portfolio       Portfoblio
-------------------------------------------------------------------------------------------
Increase In Net Assets From Operations:
Net investment income                                         $   701,377      $ 1,299,529
Net realized gain on investments
   and foreign currencies                                       3,129,559          328,400
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies           2,063,472        3,778,698
                                                            -------------------------------
Net increase in net assets
   resulting from operations                                    5,894,408        5,406,627
                                                            -------------------------------

Dividends and Distributions to Shareholders from:
Net investment income
Original Class                                                 (1,961,475)               -
                                                            -------------------------------
                                                               (1,961,475)               -
                                                            -------------------------------

Capital Share Transactions:
Proceeds from shares sold
Original Class                                                  9,884,781          200,000
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                  1,260,435                -
                                                            -------------------------------
                                                               11,145,216          200,000
Cost of shares repurchased
Original Class                                                (18,816,099)        (661,581)
                                                            -------------------------------
Decrease in net assets derived from capital
   share transactions                                          (7,670,883)        (461,581)
                                                            -------------------------------

Net Increase (Decrease) In Net Assets                          (3,737,950)       4,945,046

Net Assets:
Beginning of period                                            41,934,391       36,989,345
                                                            -------------------------------
End of period                                                 $38,196,441      $41,934,391
                                                            ===============================

                             2003 Semiannual Report o Delaware Pooled Trust   67

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Large-Cap Value Equity Portfolio

                                                            Six Months
                                                               Ended       Year         Year        Year         Year        Year
                                                            4/30/03(1)    Ended        Ended       Ended        Ended       Ended
                                                           (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.600     $13.950      $15.370     $16.260      $17.780     $18.530

Income (loss) from investment operations:
Net investment income (2)                                       0.137       0.239        0.247       0.267        0.311       0.308
Net realized and unrealized gain (loss)
   on investments                                               0.595      (1.334)      (1.364)      0.592        0.629       2.022
                                                              ----------------------------------------------------------------------
Total from investment operations                                0.732      (1.095)      (1.117)      0.859        0.940       2.330
                                                              ----------------------------------------------------------------------
Less dividends and distributions from:
Net investment income                                          (0.162)     (0.255)      (0.303)     (0.310)      (0.320)     (0.380)
Net realized gain on investments                                    -           -            -      (1.439)      (2.140)     (2.700)
                                                              ----------------------------------------------------------------------
Total dividends and distributions                              (0.162)     (0.255)      (0.303)     (1.749)      (2.460)     (3.080)
                                                              ----------------------------------------------------------------------

Net asset value, end of period                                $13.170     $12.600      $13.950     $15.370      $16.260     $17.780
                                                              ======================================================================

Total return (3)                                                5.86%      (8.05%)      (7.35%)      6.42%        5.43%      13.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $34,941     $49,224      $60,788     $82,882     $141,410    $117,858
Ratio of expenses to average net assets                         0.66%       0.62%        0.67%       0.68%        0.64%       0.68%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     1.00%       0.69%        0.84%       0.75%        0.64%       0.71%
Ratio of net investment income to
   average net assets                                           2.20%       1.66%        1.61%       1.89%        1.84%       1.91%
Ratio of net investment income to
   average net assets prior
   to expense limitation and expenses
   paid indirectly                                              1.86%       1.59%        1.44%       1.82%        1.84%       1.88%
Portfolio turnover                                                63%         95%         113%         56%          96%         85%
------------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

68   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Focused Value Portfolio

                                                             Six Months
                                                               Ended        Year         Year        Year      6/29/99(2)
                                                             4/30/03(1)    Ended        Ended       Ended          to
                                                            (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $5.080      $6.290       $8.750      $8.590       $8.500

Income (loss) from investment operations:
Net investment income (loss) (3) (5)                            0.043       0.058        0.036       0.277       (0.005)
Net realized and unrealized gain (loss) on investments          0.538      (1.227)      (1.586)     (0.117)       0.095
                                                               ---------------------------------------------------------
Total from investment operations                                0.581      (1.169)      (1.550)      0.160        0.090
                                                               ---------------------------------------------------------

Less dividends and distributions from:
Net investment income                                          (0.061)     (0.041)      (0.338)          -            -
Net realized gain on investments                                    -           -       (0.466)          -            -
In excess of net realized gain on investments                       -           -       (0.106)          -            -
                                                               ---------------------------------------------------------
Total dividends and distributions                              (0.061)     (0.041)      (0.910)          -            -
                                                               ---------------------------------------------------------

Net asset value, end of period                                 $5.600      $5.080       $6.290      $8.750       $8.590
                                                               =========================================================

Total return (4)                                               11.52%     (18.72%)     (18.88%)      1.63%        1.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,509      $1,356       $1,667      $2,058       $4,709
Ratio of expenses to average net assets                         1.20%       1.18%        1.20%       1.20%        1.20%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.41%       1.40%        1.23%       1.70%        1.66%
Ratio of net investment income (loss) to average
   net assets (5)                                               1.67%       0.97%        0.49%       3.17%       (0.18%)
Ratio of net investment income (loss) to average net
   assets prior to expense limitation and expenses
   paid indirectly (5)                                          1.46%       0.75%        0.46%       2.67%       (0.66%)
Portfolio turnover                                               167%        154%         185%        326%         235%
-------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
(5) During the fiscal year ended October 31, 2000, The Focused Value Portfolio received a non-cash dividend of approximately $0.28 per share as a result of a corporate action of an investment held by the Portfolio. This is highly unusual and not likely to be repeated. Absent this dividend, the ratio of net investment income to average net assets and ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly would have been 0.00% and (0.49%), respectively.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   69

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Small-Cap Value Equity Portfolio

                                                              Six Months
                                                                Ended         Year          Year        Year     3/29/99(2)
                                                              4/30/03(1)     Ended         Ended       Ended         to
                                                             (Unaudited)    10/31/02      10/31/01    10/31/00    10/31/99
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $9.730        $10.050       $9.230      $8.650       $8.500

Income from investment operations:
Net investment income (3)                                       0.025          0.057        0.089       0.106        0.063
Net realized and unrealized gain on investments                 0.671          0.225        0.830       0.779        0.087
                                                              -------------------------------------------------------------
Total from investment operations                                0.696          0.282        0.919       0.885        0.150
                                                              -------------------------------------------------------------
Less dividends and distributions from:
Net investment income                                          (0.053)        (0.087)      (0.099)     (0.085)           -
Net realized gain on investments                               (0.523)        (0.515)           -      (0.220)           -
                                                              -------------------------------------------------------------
Total dividends and distributions                              (0.576)        (0.602)      (0.099)     (0.305)           -
                                                              -------------------------------------------------------------

Net asset value, end of period                                 $9.850         $9.730      $10.050      $9.230       $8.650
                                                              =============================================================
Total return (4)                                                7.42%          2.55%       10.05%      10.72%        1.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $2,732         $2,542       $2,479      $2,254       $2,035
Ratio of expenses to average net assets (5)                     0.89%          0.89%        0.89%       0.89%        0.89%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.04%          1.01%        0.95%       1.24%        1.24%
Ratio of net investment income to average net assets            0.53%          0.53%        0.88%       1.23%        1.16%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           0.38%          0.41%        0.82%       0.88%        0.80%
Portfolio turnover                                                32%            47%          72%         90%          37%
---------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.90%.

See accompanying notes


70   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The All-Cap Growth Equity Portfolio

                                                             Six Months
                                                               Ended        Year         Year     3/31/00(2)
                                                             4/30/03(1)    Ended        Ended        to
                                                            (Unaudited)   10/31/02     10/31/01    10/31/00
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $3.640      $4.680       $8.770      $8.500

Income (loss) from investment operations:
Net investment loss (3)                                        (0.005)     (0.016)      (0.013)     (0.005)
Net realized and unrealized gain (loss) on investments          0.385      (1.024)      (4.077)      0.275
                                                              ---------------------------------------------
Total from investment operations                                0.380      (1.040)      (4.090)      0.270
                                                              ---------------------------------------------

Less dividends and distributions from:
Net investment income                                           -           -            -           -
Net realized gain on investments                                -           -            -           -
                                                              ---------------------------------------------
Total dividends and distributions                               -           -            -           -
                                                              ---------------------------------------------
Net asset value, end of period                                 $4.020      $3.640       $4.680      $8.770
                                                              =============================================

Total return (4)                                               10.44%     (22.22%)     (46.64%)      3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $9,178      $8,310       $9,222     $13,139
Ratio of expenses to average net assets (5)                     0.89%       0.89%        0.89%       0.89%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.00%       1.00%        0.93%       1.10%
Ratio of net investment loss to average net assets             (0.24%)     (0.36%)      (0.22%)     (0.09%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly          (0.35%)     (0.47%)      (0.26%)     (0.30%)
Portfolio turnover                                                 81%        130%         147%        138%
-----------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.90%.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   71

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Large-Cap Growth Equity Portfolio

                                                              Six Months
                                                                Ended       Year         Year
                                                              4/30/03(1)   Ended        Ended
                                                             (Unaudited)  10/31/02   10/31/01(2)
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $3.930      $5.080       $8.500

Income (loss) from investment operations:
Net investment income (3)                                       0.004       0.004        0.034
Net realized and unrealized gain (loss) on investments          0.231      (1.132)      (3.438)
                                                             -----------------------------------
Total from investment operations                                0.235      (1.128)      (3.404)
                                                             -----------------------------------

Less dividends and distributions from:
Net investment income                                          (0.005)     (0.022)      (0.016)
Net realized gain on investments                                    -           -            -
                                                             -----------------------------------
Total dividends and distributions                              (0.005)     (0.022)      (0.016)
                                                             -----------------------------------

Net asset value, end of period                                 $4.160      $3.930       $5.080
                                                             ===================================

Total return (4)                                                5.99%     (22.33%)     (40.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $985        $931       $1,199
Ratio of expenses to average net assets (5)                     0.80%       0.80%        0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.99%       2.16%        2.59%
Ratio of net investment income to average net assets            0.21%       0.08%        0.53%
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly          (0.98%)     (1.28%)      (1.26%)
Portfolio turnover                                                90%        142%          68%
------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The Large-Cap Growth Equity Portfolio commenced operations on October 31, 2000.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.82%.

See accompanying notes

72   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Mid-Cap Growth Equity Portfolio

                                                           Six Months
                                                              Ended       Year         Year        Year         Year        Year
                                                           4/30/03(1)    Ended        Ended       Ended        Ended       Ended
                                                          (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $2.450      $2.760      $12.390      $8.740       $7.460     $13.680

Income (loss) from investment operations:
Net investment income (loss) (2)                             (0.004)     (0.008)      (0.005)     (0.061)      (0.026)      0.011
Net realized and unrealized gain (loss)
   on investments                                             0.144      (0.302)      (3.196)      4.523        3.076       0.009
                                                            ----------------------------------------------------------------------
Total from investment operations                              0.140      (0.310)      (3.201)      4.462        3.050       0.020
                                                            ----------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                             -           -            -           -       (0.010)          -
Net realized gain on investments                                  -           -       (6.260)     (0.812)      (1.760)     (6.240)
In excess of net realized gain on investments                     -           -       (0.169)          -            -           -
                                                            ----------------------------------------------------------------------
Total dividends and distributions                                 -           -       (6.429)     (0.812)      (1.770)     (6.240)
                                                            ----------------------------------------------------------------------

Net asset value, end of period                               $2.590      $2.450       $2.760     $12.390       $8.740      $7.460
                                                            ======================================================================

Total return (3)                                              5.71%     (11.23%)     (41.66%)     53.86%       48.72%       1.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $2,451      $2,329       $2,655      $6,506       $6,949      $4,879
Ratio of expenses to average net assets                       0.93%       0.93%        0.94%       0.92%        0.93%       0.59%
Ratio of expenses to average net assets prior
   to expense limitation and expenses
   paid indirectly                                            1.09%       1.41%        1.28%       1.04%        1.04%       1.71%
Ratio of net investment income (loss) to
   average net assets                                        (0.30%)     (0.29%)      (0.12%)     (0.52%)      (0.34%)      0.13%
Ratio of net investment loss to average net
   assets prior to expense limitation and
   expenses paid indirectly                                  (0.46%)     (0.77%)      (0.46%)     (0.64%)      (0.46%)     (0.99%)
Portfolio turnover                                             128%        112%         133%        137%         129%        154%
----------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   73

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Small-Cap Growth Equity Portfolio

                                                          Six Months
                                                             Ended        Year         Year        Year         Year     9/15/98(2)
                                                           4/30/03(1)    Ended        Ended       Ended        Ended         to
                                                          (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.130     $11.240      $18.950     $14.190       $9.400      $8.500

Income (loss) from investment operations:
Net investment income (loss) (3)                             (0.020)     (0.047)      (0.034)     (0.028)       0.004       0.019
Net realized and unrealized gain (loss)
   on investments                                             0.890      (1.063)      (7.676)      6.358        4.811       0.881
                                                           ------------------------------------------------------------------------
Total from investment operations                              0.870      (1.110)      (7.710)      6.330        4.815       0.900
                                                           ------------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                             -           -            -           -       (0.025)          -
Net realized gain on investments                                  -           -            -      (1.570)           -           -
                                                           ------------------------------------------------------------------------
Total dividends and distributions                                 -           -            -      (1.570)      (0.025)          -
                                                           ------------------------------------------------------------------------

Net asset value, end of period                              $11.000     $10.130      $11.240     $18.950      $14.190      $9.400
                                                           ========================================================================

Total return (4)                                              8.59%      (9.88%)     (40.69%)     47.57%       51.31%      10.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $51,399     $43,104      $35,572     $37,645       $6,181      $3,318
Ratio of expenses to average net assets                       0.89%       0.88%        0.89%       0.85%        0.89%       0.89%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                            0.92%       0.90%        0.92%       0.87%        1.19%       1.78%
Ratio of net investment income (loss) to
   average net assets                                        (0.39%)     (0.41%)      (0.26%)     (0.15%)       0.03%       1.72%
Ratio of net investment income (loss) to
   average net assets prior to expense
   limitation and expenses paid indirectly                   (0.42%)     (0.43%)      (0.29%)     (0.17%)      (0.28%)      0.83%
Portfolio turnover                                              41%         46%          67%         70%          92%         98%
-----------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

74   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Real Estate Investment Trust Portfolio II

                                                         Six Months
                                                            Ended       Year         Year        Year         Year     11/4/97(2)
                                                         4/30/03(1)     Ended        Ended       Ended        Ended        to
                                                        (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $17.320     $16.800      $15.680     $13.190      $14.230     $16.340

Income (loss) from investment operations:
Net investment income (3)                                    0.335       0.765        0.845       0.592        0.687       0.749
Net realized and unrealized gain (loss)
   on investments                                            1.337       0.428        0.866       2.606       (0.957)     (2.739)
                                                          ------------------------------------------------------------------------
Total from investment operations                             1.672       1.193        1.711       3.198       (0.270)     (1.990)
                                                          ------------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                       (0.632)     (0.673)      (0.591)     (0.708)      (0.770)     (0.120)
Net realized gain on investments                                 -           -            -           -            -           -
                                                          ------------------------------------------------------------------------
Total dividends and distributions                           (0.632)     (0.673)      (0.591)     (0.708)      (0.770)     (0.120)
                                                          ------------------------------------------------------------------------
Net asset value, end of period                             $18.360     $17.320      $16.800     $15.680      $13.190     $14.230
                                                          ========================================================================

Total return (4)                                             9.87%       7.16%       11.07%      25.78%       (2.08%)    (12.27%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $32,571     $24,073       $9,990      $2,161       $4,452      $5,763
Ratio of expenses to average net assets                      0.84%       0.86%        0.85%       0.86%        0.86%       0.86%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                           0.84%       0.93%        0.90%       1.45%        1.48%       1.43%
Ratio of net investment income to average
   net assets                                                3.85%       4.15%        5.00%       4.27%        4.52%       5.34%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                              3.85%       4.08%        4.95%       3.68%        3.90%       4.77%
Portfolio turnover                                             49%         61%          65%         32%          39%         54%
----------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   75

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Intermediate Fixed Income Portfolio

                                                           Six Months
                                                             Ended        Year         Year        Year        Year        Year
                                                           4/30/03(1)    Ended         Ended       Ended       Ended       Ended
                                                          (Unaudited) 10/31/02(2)    10/31/01    10/31/00    10/31/99    10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.040     $10.210       $9.570      $9.540      $10.180     $10.090

Income (loss) from investment operations:
Net investment income                                         0.193       0.484        0.606       0.613        0.604       0.593
Net realized and unrealized gain (loss)
   on investments                                             0.337      (0.138)       0.640       0.030       (0.480)      0.100
                                                           -----------------------------------------------------------------------
Total from investment operations                              0.530       0.346        1.246       0.643        0.124       0.693
                                                           -----------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                        (0.230)     (0.516)      (0.606)     (0.613)      (0.604)     (0.593)
Net realized gain on investments                                  -           -            -           -       (0.160)     (0.010)
                                                           -----------------------------------------------------------------------
Total dividends and distributions                            (0.230)     (0.516)      (0.606)     (0.613)      (0.764)     (0.603)
                                                           -----------------------------------------------------------------------

Net asset value, end of period                              $10.340     $10.040      $10.210      $9.570       $9.540     $10.180
                                                           =======================================================================

Total return (3)                                              5.33%       3.54%       13.36%       7.01%        1.26%       7.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $2,725      $6,194       $6,432      $7,995      $17,170     $30,211
Ratio of expenses to average net assets                       0.43%       0.53%        0.50%       0.53%        0.54%       0.53%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                            0.99%       0.68%        0.55%       0.59%        0.77%       1.01%
Ratio of net investment income to average
   net assets                                                 3.84%       4.84%        6.06%       6.46%        6.10%       5.86%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                               3.28%       4.69%        6.01%       6.40%        5.86%       5.38%
Portfolio turnover                                             435%        381%         243%        125%         148%        181%
----------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.032, an increase in net realized and unrealized gain (loss) per share of $0.032, and a decrease in the ratio of net investment income to average net assets of 0.32%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

76   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Core Fixed Income Portfolio

                                                          Six Months
                                                             Ended       Year          Year        Year         Year    12/29/97(3)
                                                           4/30/03(1)    Ended         Ended       Ended        Ended        to
                                                          (Unaudited) 10/31/02(2)    10/31/01    10/31/00     10/31/99    10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $8.600      $9.330       $8.870      $8.820       $9.130      $8.500

Income (loss) from investment operations:
Net investment income (4)                                     0.149       0.388        0.538       0.545        0.485       0.415
Net realized and unrealized gain (loss)
   on investments                                             0.221      (0.136)       0.487      (0.053)      (0.565)      0.215
                                                            -----------------------------------------------------------------------
Total from investment operations                              0.370       0.252        1.025       0.492       (0.080)      0.630
                                                            -----------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                        (0.380)     (0.982)      (0.565)     (0.442)      (0.190)          -
Net realized gain on investments                                  -           -            -           -       (0.040)          -
                                                            -----------------------------------------------------------------------
Total dividends and distributions                            (0.380)     (0.982)      (0.565)     (0.442)      (0.230)          -
                                                            -----------------------------------------------------------------------

Net asset value, end of period                               $8.590      $8.600       $9.330      $8.870       $8.820      $9.130
                                                            =======================================================================

Total return (5)                                              4.57%       3.27%       12.06%       5.88%       (0.94%)      7.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $2,728      $2,609       $3,013      $7,275       $7,467      $2,149
Ratio of expenses to average net assets                       0.43%       0.52%        0.52%       0.51%        0.59%       0.53%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                            0.92%       0.87%        0.54%       0.52%        0.67%       2.07%
Ratio of net investment income to average
   net assets                                                 3.54%       4.59%        6.04%       6.34%        5.48%       5.62%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                               3.05%       4.24%        6.02%       6.33%        5.33%       4.08%
Portfolio turnover                                             545%        525%         326%        165%         275%        438%
-----------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.032, an increase in net realized and unrealized gain (loss) per share of $0.032, and a decrease in the ratio of net investment income to average net assets of 0.38%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   77

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The High-Yield Bond Portfolio

                                                         Six Months
                                                           Ended        Year         Year        Year        Year        Year
                                                         4/30/03(1)    Ended        Ended       Ended       Ended       Ended
                                                        (Unaudited) 10/31/02(2)    10/31/01    10/31/00    10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $5.840      $6.680       $8.120      $8.830      $10.070     $11.180

Income (loss) from investment operations:
Net investment income (3)                                   0.360       0.652        0.749       0.868        1.080       0.993
Net realized and unrealized gain (loss)
   on investments                                           0.990      (0.772)      (1.097)     (0.488)      (1.140)     (0.925)
                                                          -----------------------------------------------------------------------
Total from investment operations                            1.350      (0.120)      (0.348)      0.380       (0.060)      0.068
                                                          -----------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                      (0.340)     (0.720)      (1.092)     (1.090)      (1.000)     (0.890)
Net realized gain on investments                                -           -            -           -       (0.180)     (0.288)
                                                          -----------------------------------------------------------------------
Total dividends and distributions                          (0.340)     (0.720)      (1.092)     (1.090)      (1.180)     (1.178)
                                                          -----------------------------------------------------------------------

Net asset value, end of period                             $6.850      $5.840       $6.680      $8.120       $8.830     $10.070
                                                          =======================================================================

Total return (4)                                           23.79%      (2.23%)      (4.71%)      4.02%       (1.05%)      0.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $4,636      $3,747       $3,278      $1,888       $9,720     $20,706
Ratio of expenses to average net assets (5)                 0.59%       0.59%        0.59%       0.59%        0.59%       0.59%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                          0.93%       0.88%        0.79%       1.08%        0.78%       0.75%
Ratio of net investment income to average
   net assets                                              11.52%      10.15%       10.37%       9.97%        9.25%       9.53%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                            11.18%       9.86%       10.17%       9.48%        9.06%       9.37%
Portfolio turnover                                           752%        553%         830%        140%         455%        211%
---------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a increase in net investment income per share of $0.005, a decrease in net realized and unrealized gain (loss) per share of $0.005, and a decrease in the ratio of net investment income to average net assets of 0.08%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003 and the years ended October 31, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.61%.

See accompanying notes

78   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Core Plus Fixed Income Portfolio

                                                             Six Months
                                                               Ended       6/28/02(2)
                                                             4/30/03(1)        to
                                                            (Unaudited)     10/31/02
--------------------------------------------------------------------------------------
Net asset value, beginning of period                           $8.800        $8.500

Income from investment operations:
Net investment income (3)                                       0.184         0.109
Net realized and unrealized gain on investments                 0.404         0.191
                                                              ----------------------
Total from investment operations                                0.588         0.300
                                                              ----------------------

Less dividends and distributions from:
Net investment income                                          (0.140)        -
Net realized gain on investments                               (0.058)        -
                                                              ----------------------
Total dividends and distributions                              (0.198)        -
                                                              ----------------------

Net asset value, end of period                                 $9.190        $8.800
                                                              ======================

Total return (4)                                                6.69%         3.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $7,476        $7,706
Ratio of expenses to average net assets                         0.50%         0.57%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      0.74%         2.20%
Ratio of net investment income to average net assets            4.17%         3.62%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           3.93%         1.99%
Portfolio turnover                                               877%          847%
--------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   79

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Global Equity Portfolio

                                                         Six Months
                                                           Ended        Year         Year        Year         Year        Year
                                                         4/30/03(1)    Ended        Ended       Ended        Ended       Ended
                                                        (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $6.780      $7.500       $8.560      $9.020       $8.720      $8.120

Income (loss) from investment operations:
Net investment income (2)                                   0.105       0.138        0.174       0.147        0.167       0.184
Net realized and unrealized gain (loss) on
   investments and foreign currencies                       0.255      (0.741)      (0.992)     (0.199)       0.433       0.486
                                                          -----------------------------------------------------------------------
Total from investment operations                            0.360      (0.603)      (0.818)     (0.052)       0.600       0.670
                                                          -----------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                      (0.150)     (0.117)      (0.188)     (0.194)      (0.190)     (0.070)
Net realized gain on investments                                -           -       (0.054)     (0.214)      (0.110)          _
                                                          -----------------------------------------------------------------------
Total dividends and distributions                          (0.150)     (0.117)      (0.242)     (0.408)      (0.300)     (0.070)
                                                          -----------------------------------------------------------------------

Net asset value, end of period                             $6.990      $6.780       $7.500      $8.560       $9.020      $8.720
                                                          =======================================================================

Total return (3)                                            5.44%      (8.21%)      (9.87%)     (0.81%)       7.11%       8.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $2,865      $2,719       $2,962      $3,287       $3,309      $3,093
Ratio of expenses to average net assets                     0.96%       0.96%        0.96%       0.96%        0.96%       0.96%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                          1.44%       1.08%        1.09%       1.30%        1.89%       2.31%
Ratio of net investment income to average
   net assets                                               3.18%       1.82%        2.08%       1.69%        1.82%       2.10%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                 2.70%       1.70%        1.95%       1.35%        0.89%       0.75%
Portfolio turnover                                            28%         26%          24%         34%          31%         47%
---------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect. The Portfolio also charges a 0.40% purchase reimbursement fee and a 0.30% redemption reimbursement fee and these fees are not reflected in the returns shown above.
     The Portfolio's returns would have been lower had these fees been deducted.

See accompanying notes

80   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The International Equity Portfolio Original Class

                                                         Six Months
                                                           Ended        Year         Year        Year         Year         Year
                                                         4/30/03(1)    Ended        Ended       Ended        Ended        Ended
                                                        (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99     10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $11.800     $12.580      $17.640     $17.410      $15.870     $15.860

Income (loss) from investment operations:
Net investment income (2)                                    0.194       0.261        0.335       0.379        0.329       0.400
Net realized and unrealized gain (loss) on
   investments and foreign currencies                        0.282      (0.743)      (1.498)      0.216        1.596       0.370
                                                          ------------------------------------------------------------------------
Total from investment operations                             0.476      (0.482)      (1.163)      0.595        1.925       0.770
                                                          ------------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                       (0.255)     (0.298)      (0.539)     (0.235)      (0.385)     (0.610)
Net realized gain on investments                            (0.061)          -       (3.302)     (0.130)           -      (0.150)
In excess of net realized gain on investments                    -           -       (0.056)          -            -           -
                                                          ------------------------------------------------------------------------
Total dividends and distributions                           (0.316)     (0.298)      (3.897)     (0.365)      (0.385)     (0.760)
                                                          ------------------------------------------------------------------------

Net asset value, end of period                             $11.960     $11.800      $12.580     $17.640      $17.410     $15.870
                                                          ========================================================================

Total return (3)                                             4.19%      (4.02%)      (9.31%)      3.35%       12.31%       4.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $454,333    $411,404     $409,295    $545,667     $820,644    $616,229
Ratio of expenses to average net assets                      0.92%       0.91%        0.95%       0.90%        0.89%       0.91%
Ratio of net investment income to average
   net assets                                                3.42%       2.01%        2.32%       2.11%        1.91%       2.50%
Portfolio turnover                                              4%         10%          13%         19%           6%          5%
----------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   81

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The International Equity Portfolio Class P

                                                                                        Six Months
                                                                                          Ended              Year
                                                                                        4/30/03(1)          Ended
                                                                                       (Unaudited)       10/31/02(2)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $11.780          $12.710

Income (loss) from investment operations:
Net investment income (3)                                                                   0.183            0.235
Net realized and unrealized gain (loss) on investments and foreign currencies               0.288           (0.872)
                                                                                         ---------------------------
Total from investment operations                                                            0.471           (0.637)
                                                                                         ---------------------------

Less dividends and distributions from:
Net investment income                                                                      (0.230)          (0.293)
Net realized gain on investments                                                           (0.061)               -
                                                                                         ---------------------------
Total dividends and distributions                                                          (0.291)          (0.293)
                                                                                         ---------------------------

Net asset value, end of period                                                            $11.960          $11.780
                                                                                         ===========================

Total return (4)                                                                            4.14%           (5.19%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                       $10               $9
Ratio of expenses to average net assets                                                     1.12%            1.11%
Ratio of net investment income to average net assets                                        3.22%            1.81%
Portfolio turnover                                                                             4%              10%
---------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The International Equity Portfolio Class P commenced operations on November 1, 2001.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

82   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Labor Select International Equity Portfolio

                                                          Six Months
                                                             Ended       Year         Year        Year         Year        Year
                                                          4/30/03(1)    Ended        Ended       Ended        Ended       Ended
                                                         (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.370     $10.980      $13.920     $14.330      $13.320     $12.990

Income (loss) from investment operations:
Net investment income (2)                                     0.203       0.233        0.284       0.277        0.305       0.334
Net realized and unrealized gain (loss) on
   investments and foreign currencies                         0.292      (0.463)      (1.311)      0.175        1.057       0.444
                                                         --------------------------------------------------------------------------
Total from investment operations                              0.495      (0.230)      (1.027)      0.452        1.362       0.778
                                                         --------------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                        (0.173)     (0.230)      (0.322)     (0.392)      (0.312)     (0.448)
Net realized gain on investments                             (0.022)     (0.150)      (1.591)     (0.470)      (0.040)          -
                                                         --------------------------------------------------------------------------
Total dividends and distributions                            (0.195)     (0.380)      (1.913)     (0.862)      (0.352)     (0.448)
                                                         --------------------------------------------------------------------------

Net asset value, end of period                              $10.670     $10.370      $10.980     $13.920      $14.330     $13.320
                                                         ==========================================================================

Total return (3)                                              4.89%      (2.31%)      (8.97%)      3.07%       10.34%       6.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $142,684     $88,848      $75,965     $89,814     $113,265    $103,350
Ratio of expenses to average net assets                       0.88%       0.87%        0.95%       0.95%        0.83%       0.88%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                            0.88%       0.87%        0.98%       0.96%        0.83%       0.93%
Ratio of net investment income to average
   net assets                                                 4.02%       2.05%        2.27%       1.96%        2.13%       2.46%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                   4.02%       2.05%        2.24%       1.95%        2.13%       2.41%
Portfolio turnover                                               4%         12%          15%         20%          12%          2%
-----------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   83

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The International Large-Cap Equity Portfolio

                                                             Six Months
                                                               Ended        Year         Year     12/14/99(2)
                                                             4/30/03(1)    Ended        Ended         to
                                                            (Unaudited)   10/31/02     10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $6.290      $7.010       $8.170      $8.500

Income (loss) from investment operations:
Net investment income (3)                                       0.098       0.127        0.148       0.119
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.110      (0.635)      (1.167)     (0.439)
                                                              ----------------------------------------------
Total from investment operations                                0.208      (0.508)      (1.019)     (0.320)
                                                              ----------------------------------------------

Less dividends and distributions from:
Net investment income                                          (0.129)     (0.140)      (0.061)     (0.010)
Net realized gain on investments                               (0.159)     (0.072)      (0.080)          -
                                                              ----------------------------------------------
Total dividends and distributions                              (0.288)     (0.212)      (0.141)     (0.010)
                                                              ----------------------------------------------

Net asset value, end of period                                 $6.210      $6.290       $7.010      $8.170
                                                              ==============================================

Total return (4)                                                3.60%      (7.55%)     (12.73%)     (3.78%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $2,414      $2,327       $2,519      $2,886
Ratio of expenses to average net assets                         0.96%       0.96%        0.96%       0.96%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.03%       1.04%        0.96%       1.38%
Ratio of net investment income to average net assets            3.33%       1.80%        1.87%       1.62%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           3.26%       1.72%        1.87%       1.20%
Portfolio turnover                                                 8%         10%          10%          6%
------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect. The Portfolio also charges a 0.45% purchase reimbursement fee and a 0.35% redemption reimbursement fee and these fees are not reflected in the returns shown above. The Portfolio's returns would have been lower had these fees been deducted.

See accompanying notes

84   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The International Small-Cap Portfolio

                                                             Six Months
                                                               Ended        Year         Year        Year      7/20/99(2)
                                                             4/30/03(1)    Ended        Ended       Ended          to
                                                            (Unaudited)  10/31/02     10/31/01    10/31/00     10/31/99
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $6.040      $7.040       $8.260      $8.650       $8.500

Income (loss) from investment operations:
Net investment income (3)                                       0.047       0.150        0.164       0.214        0.039
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.404      (0.854)      (0.565)     (0.478)       0.111
                                                               ----------------------------------------------------------
Total from investment operations                                0.451      (0.704)      (0.401)     (0.264)       0.150
                                                               ----------------------------------------------------------

Less dividends and distributions from:
Net investment income                                          (0.141)     (0.150)      (0.215)     (0.030)           -
Net realized gain on investments                                    -      (0.146)      (0.604)     (0.096)           -
                                                               ----------------------------------------------------------
Total dividends and distributions                              (0.141)     (0.296)      (0.819)     (0.126)           -
                                                               ----------------------------------------------------------

Net asset value, end of period                                 $6.350      $6.040       $7.040      $8.260       $8.650
                                                               ==========================================================

Total return (4)                                                7.66%     (10.55%)      (5.77%)     (2.96%)       1.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $2,690      $2,499       $2,793      $2,961       $3,053
Ratio of expenses to average net assets                         1.20%       1.19%        1.20%       1.20%        1.25%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.26%       1.25%        1.27%       1.36%        1.28%
Ratio of net investment income to average net assets            1.58%       2.15%        2.11%       2.58%        1.55%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           1.52%       2.09%        2.04%       2.42%        1.45%
Portfolio turnover                                                66%         31%          17%         23%          15%
-------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect. The Portfolio also charges a 0.55% purchase reimbursement fee and a 0.45% redemption reimbursement fee and these fees are not reflected in the returns shown above. The Portfolio's returns would have been lower had these fees been deducted.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   85

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Emerging Markets Portfolio

                                                           Six Months
                                                             Ended       Year         Year         Year        Year         Year
                                                          4/30/03(1)    Ended        Ended        Ended       Ended        Ended
                                                         (Unaudited)   10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $6.790      $6.460       $7.010      $7.280       $5.840      $9.200

Income (loss) from investment operations:
Net investment income (2)                                    0.080       0.237        0.237       0.160        0.138       0.153
Net realized and unrealized gain (loss) on
   investments and foreign currencies                        0.595       0.276       (0.673)     (0.326)       1.432      (3.348)
                                                         -------------------------------------------------------------------------
Total from investment operations                             0.675       0.513       (0.436)     (0.166)       1.570      (3.195)
                                                         -------------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                       (0.225)     (0.183)      (0.114)     (0.104)      (0.130)     (0.025)
Net realized gain on investments                                 -           -            -           -            -      (0.140)
                                                         -------------------------------------------------------------------------
Total dividends and distributions                           (0.225)     (0.183)      (0.114)     (0.104)      (0.130)     (0.165)
                                                         -------------------------------------------------------------------------

Net asset value, end of period                              $7.240      $6.790       $6.460      $7.010       $7.280      $5.840
                                                         =========================================================================

Total return (3)                                            10.05%       7.98%       (6.42%)     (2.40%)      27.63%     (35.30%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $124,521    $114,573     $113,488    $114,978      $42,794     $34,030
Ratio of expenses to average net assets                      1.22%       1.23%        1.23%       1.17%        1.31%       1.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                           1.22%       1.23%        1.23%       1.17%        1.35%       1.69%
Ratio of net investment income to average
   net assets                                                2.27%       3.24%        3.35%       1.93%        2.13%       1.98%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                              2.27%       3.24%        3.35%       1.93%        2.08%       1.84%
Portfolio turnover                                             75%         36%          35%         20%          23%         39%
----------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect. The Portfolio also charges a 0.75% purchase reimbursement fee and a 0.75% redemption reimbursement fee and these fees are not reflected in the returns shown above. The Portfolio's returns would have been lower had these fees been deducted.

See accompanying notes

86   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Global Fixed Income Portfolio

                                                        Six Months
                                                          Ended        Year          Year       Year        Year         Year
                                                        4/30/03(1)    Ended         Ended      Ended       Ended        Ended
                                                       (Unaudited) 10/31/02(2)    10/31/01   10/31/00     10/31/99     10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $11.760     $10.210       $8.950     $10.260      $11.060     $11.220

Income (loss) from investment operations:
Net investment income (3)                                  0.225       0.461        0.483       0.548        0.606       0.610
Net realized and unrealized gain (loss) on
   investments and foreign currencies                      1.418       1.089        0.777      (1.498)      (0.851)      0.037
                                                        ------------------------------------------------------------------------
Total from investment operations                           1.643       1.550        1.260      (0.950)      (0.245)      0.647
                                                        ------------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                     (0.493)                       -      (0.114)      (0.433)     (0.630)
In excess of net investment income                             -                        -      (0.096)           -           -
Net realized gain on investments                               -                        -           -       (0.122)     (0.177)
Return of capital                                              -                        -      (0.150)           -           -
                                                        ------------------------------------------------------------------------
Total dividends and distributions                         (0.493)                       -      (0.360)      (0.555)     (0.807)
                                                        ------------------------------------------------------------------------

Net asset value, end of period                           $12.910     $11.760      $10.210      $8.950      $10.260     $11.060
                                                        ========================================================================

Total return (4)                                          14.39%      15.18%       14.08%      (9.51%)      (2.33%)      6.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $296,139    $279,938     $284,830    $389,290     $619,795    $660,741
Ratio of expenses to average net assets                    0.60%       0.60%        0.60%       0.60%        0.60%       0.60%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                         0.68%       0.66%        0.70%       0.71%        0.62%       0.62%
Ratio of net investment income to average
   net assets                                              3.69%       4.33%        4.98%       5.71%        5.68%       5.71%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                3.61%       4.27%        4.88%       5.60%        5.66%       5.69%
Portfolio turnover                                           64%         58%          32%         53%         101%        131%
--------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.041, an increase in net realized and unrealized gain (loss) per share of $0.041, and a decrease in the ratio of net investment income to average net assets of 0.38%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                             2003 Semiannual Report o Delaware Pooled Trust   87

Delaware Pooled Trust
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The International Fixed Income Portfolio

                                                          Six Months
                                                            Ended        Year         Year        Year        Year         Year
                                                          4/30/03(1)    Ended         Ended       Ended       Ended        Ended
                                                         (Unaudited) 10/31/02(2)    10/31/01    10/31/00    10/31/99     10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.500      $9.150       $8.110      $9.910      $10.750     $10.660

Income (loss) from investment operations:
Net investment income (3)                                    0.201       0.323        0.427       0.469        0.564       0.558
Net realized and unrealized gain (loss) on
   investments and foreign currencies                        1.360       1.027        0.613      (1.752)      (0.877)      0.045
                                                           ---------------------------------------------------------------------
Total from investment operations                             1.561       1.350        1.040      (1.283)      (0.313)      0.603
                                                           ---------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                       (0.491)          -            -      (0.400)      (0.450)     (0.492)
In excess of net investment income                               -           -            -      (0.067)           -           -
Net realized gain on investments                                 -           -            -           -       (0.077)     (0.021)
Return of capital                                                -           -            -      (0.050)           -           -
                                                           ---------------------------------------------------------------------
Total dividends and distributions                           (0.491)          -            -      (0.517)      (0.527)     (0.513)
                                                           ---------------------------------------------------------------------

Net asset value, end of period                             $11.570     $10.500       $9.150      $8.110       $9.910     $10.750
                                                           =====================================================================

Total return (4)                                            15.36%      14.75%       12.82%     (13.54%)      (2.96%)      5.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $38,196     $41,934      $36,989     $50,389      $89,351     $87,997
Ratio of expenses to average net assets                      0.60%       0.60%        0.60%       0.60%        0.60%       0.60%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                           0.74%       0.67%        0.69%       0.69%        0.64%       0.67%
Ratio of net investment income to average
   net assets                                                3.70%       3.39%        4.87%       5.26%        5.48%       5.47%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                              3.56%       3.32%        4.78%       5.17%        5.44%       5.40%
Portfolio turnover                                             82%         46%          60%         82%         127%        104%
----------------------------------------------------------------------------------------------------------------------------------


-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.130, an increase in net realized and unrealized gain (loss) per share of $0.130, and a decrease in the ratio of net investment income to average net assets of 1.36%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
     Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

88   Delaware Pooled Trust o 2003 Semiannual Report

Delaware Pooled Trust
Notes to Financial Statements
April 30, 2003 (Unaudited)

Delaware Pooled Trust (the "Trust") is organized as a Delaware business trust and offers 21 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Focused Value Portfolio, The Small-Cap Value Equity Portfolio, The All-Cap Growth Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Core Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The International Large-Cap Equity Portfolio, The International Small-Cap Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (each a "Portfolio" or collectively as the "Portfolios"). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Focused Value, The Real Estate Investment Trust, The Real Estate Investment Trust II, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios which are non-diversified. Each Portfolio offers one class of shares except for The International Equity Portfolio which offers the Original Class and Class P shares. The Original Class shares do not carry a 12b-1 fee and the Class P shares carry a 12b-1 fee.

On May 15, 2003, the Board of Trustees unanimously voted to liquidate and dissolve The Focused Value and The Core Fixed Income Portfolios. As a result of the decision to pursue liquidation and dissolution of the Portfolios, as of May 16, 2003 new investors are no longer permitted to purchase shares of the Portfolios. The Focused Value Portfolio was liquidated on May 29, 2003. It is anticipated that the liquidation will occur on or about July 15, 2003 for The Core Fixed Income Portfolio.

The investment objective of The Large-Cap Value Equity Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Focused Value Portfolio is to seek to provide maximum long-term capital appreciation.

The investment objective of The Small-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The All-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Mid-Cap Growth Equity Portfolio is to seek maximum long-term capital growth.

The investment objective of The Small-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Intermediate Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Core Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Global Equity Portfolio is to seek long-term growth without undue risk to principal.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The International
Large-Cap Equity Portfolio is to seek maximum long-term total return.

The investment objective of The International Small-Cap Portfolio is to seek long-term capital appreciation.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

                             2003 Semiannual Report o Delaware Pooled Trust   89

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Portfolios.

Security Valuation-All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Portfolio is valued. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the International Equity Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-Each Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

90   Delaware Pooled Trust o 2003 Semiannual Report

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio's understanding of the applicable country's tax rules and rates.

The Intermediate Fixed Income Portfolio declares dividends daily from net investment income and pays such dividends monthly. The High-Yield Bond Portfolio declares and pays dividends from net investment income monthly. The Large-Cap Value Equity and The Labor Select International Equity Portfolios declare and pay dividends from net investment income quarterly. The Focused Value, The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust II, The Core Fixed Income, The Core Plus Fixed Income, The Global Equity, The International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios declare and pay dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually.

Certain expenses of the Portfolios are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the period ended April 30, 2003 were as follows:

                                                         Commission    Earnings
                                                       Reimbursements   Credits
--------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                         $512         $10
The Focused Value Portfolio                                    17           2
The Small-Cap Value Equity Portfolio                           31           5
The All-Cap Growth Equity Portfolio                           102           -
The Large-Cap Growth Equity Portfolio                          11           5
The Mid-Cap Growth Equity Portfolio                            28           6
The Small-Cap Growth Equity Portfolio                         551          50
The Real Estate Investment Trust Portfolio II                 356          44
The Intermediate Fixed Income Portfolio                        47           -
The Core Fixed Income Portfolio                                32          99
The High-Yield Bond Portfolio                                  49          35
The Core Plus Fixed Income Portfolio                           92         182
The Global Equity Portfolio                                    32           5
The International Equity Portfolio                          5,075           -
The Labor Select International Equity Portfolio             1,225         102
The International Large-Cap Equity Portfolio                   27           7
The International Small-Cap Portfolio                          30           3
The Emerging Markets Portfolio                              1,602           -
The Global Fixed Income Portfolio                           3,452           -
The International Fixed Income Portfolio                      454           -
================================================================================

                             2003 Semiannual Report o Delaware Pooled Trust   91

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of their respective investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of The Large-Cap Value Equity Portfolio, The Focused Value Portfolio, The Small-Cap Value Equity Portfolio, The All-Cap Growth Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Core Fixed Income Portfolio, The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio and Delaware International Advisers Ltd. (DIAL), an affiliate of DMC and the investment manager of The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The International Large-Cap Equity Portfolio, The International Small-Cap Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, will receive an annual fee which is calculated daily based on the average daily net assets of each such Portfolio.

DMC furnishes sub-advisory services to The Global Equity Portfolio related to the U.S. securities portion of the portfolio.

DMC and DIAL have each contracted to waive their fees and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2003.

The management fee rates and the operating expense limitation rates in effect for the period ended April 30, 2003 are as follows:

                                                        Management fee as a             Operating Expense
                                                   percentage of average daily     Limitation as a percentage of
                                                      net assets (per annum)    average daily net assets (per annum)
--------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                            0.55%                          0.68%
The Focused Value Portfolio                                     1.00%                          1.20%
The Small-Cap Value Equity Portfolio                            0.75%                          0.89%
The All-Cap Growth Equity Portfolio                             0.75%                          0.89%
The Large-Cap Growth Equity Portfolio                           0.65%                          0.80%
The Mid-Cap Growth Equity Portfolio                             0.75%                          0.93%
The Small-Cap Growth Equity Portfolio                           0.75%                          0.89%
The Real Estate Investment Trust Portfolio II                   0.75%                          0.86%
The Intermediate Fixed Income Portfolio                         0.40%                          0.43%
The Core Fixed Income Portfolio                                 0.40%                          0.43%
The High-Yield Bond Portfolio                                   0.45%                          0.59%
The Core Plus Fixed Income Portfolio                            0.43%                          0.50%
The Global Equity Portfolio                                     0.75%                          0.96%
The International Equity Portfolio                              0.75%                             -
The Labor Select International Equity Portfolio                 0.75%                          0.96%
The International Large-Cap Equity Portfolio                    0.75%                          0.96%
The International Small-Cap Portfolio                           1.00%                          1.20%
The Emerging Markets Portfolio                                  1.00%                          1.55%
The Global Fixed Income Portfolio                               0.50%                          0.60%
The International Fixed Income Portfolio                        0.50%                          0.60%
====================================================================================================================

The Portfolios have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. Each Portfolio pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the International Equity Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.20% of the average daily net assets of the Class P shares. No distribution expenses are paid by the Original Class shares.

92   Delaware Pooled Trust o 2003 Semiannual Report

At April 30, 2003, each Portfolio had receivables from or liabilities payable to affiliates as follows:

                                                                           Dividend
                                                                          disbursing,
                                                                           transfer
                                                                          agent fees,                        Receivable
                                                                          accounting                          from DMC
                                                 Investment Management     fees and      Other expenses        under
                                                     fee payable to     other expenses   payable to DMC  expense limitation
                                                       DMC or DIAL      payable to DSC   and affiliates      agreement
----------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                  $   (15,174)        $  (4,077)        $(19,525)       $        -
The Focused Value Portfolio                                (1,033)                -           (3,372)                -
The Small-Cap Value Equity Portfolio                       (1,091)                -           (1,465)                -
The All-Cap Growth Equity Portfolio                        (4,592)             (480)          (1,855)                -
The Large-Cap Growth Equity Portfolio                           -               (59)          (1,339)              940
The Mid-Cap Growth Equity Portfolio                          (502)             (185)          (1,789)                -
The Small-Cap Growth Equity Portfolio                     (29,901)           (2,847)          (5,515)                -
The Real Estate Investment Trust Portfolio II             (20,659)           (1,822)          (3,800)                -
The Intermediate Fixed Income Portfolio                         -              (229)          (1,734)            5,525
The Core Fixed Income Portfolio                              (400)             (184)          (2,485)                -
The High-Yield Bond Portfolio                                (442)             (277)          (1,412)                -
The Core Plus Fixed Income Portfolio                       (2,178)             (440)          (6,403)                -
The Global Equity Portfolio                                (1,182)             (185)          (1,463)                -
The International Equity Portfolio                       (267,044)          (24,574)         (28,059)                -
The Labor Select International Equity Portfolio           (77,460)           (6,563)          (8,363)                -
The International Large-Cap Equity Portfolio               (1,449)             (163)          (1,354)                -
The International Small-Cap Portfolio                      (1,976)             (146)          (2,385)                -
The Emerging Markets Portfolio                            (98,692)           (6,618)         (23,129)                -
The Global Fixed Income Portfolio                        (104,460)          (12,645)         (24,262)                -
The International Fixed Income Portfolio                  (12,148)             (206)          (4,758)                -
============================================================================================================================

Certain officers of DMC, DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

3. Investments

For the period ended April 30, 2003, each Portfolio made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

                                                             Purchases             Sales
--------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                        $13,065,063          $29,267,884
The Focused Value Portfolio                                   1,161,141            1,153,784
The Small-Cap Value Equity Portfolio                            384,986              389,739
The All-Cap Growth Equity Portfolio                           3,280,166            3,138,416
The Large-Cap Growth Equity Portfolio                           395,362              405,070
The Mid-Cap Growth Equity Portfolio                           1,424,150            1,318,262
The Small-Cap Growth Equity Portfolio                         9,608,399            8,676,034
The Real Estate Investment Trust Portfolio II                15,665,558            6,687,061
The Intermediate Fixed Income Portfolio                       5,357,314            7,840,857
The Core Fixed Income Portfolio                               5,066,553            5,446,913
The High-Yield Bond Portfolio                                14,291,280           14,071,093
The Core Plus Fixed Income Portfolio                         24,306,838           24,197,519
The Global Equity Portfolio                                     377,995              373,492
The International Equity Portfolio                           41,388,974            8,437,953
The Labor Select International Equity Portfolio              47,862,860            1,733,985
The International Large-Cap Equity Portfolio                    158,945               83,955
The International Small-Cap Portfolio                           839,277              788,103
The Emerging Markets Portfolio                               47,737,592           51,011,742
The Global Fixed Income Portfolio                            88,672,455          104,003,237
The International Fixed Income Portfolio                     15,602,235           24,226,216
============================================================================================

                             2003 Semiannual Report o Delaware Pooled Trust   93

At April 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2003 the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                                                                                                           Net
                                                             Cost               Aggregate            Aggregate         unrealized
                                                              of               unrealized           unrealized        appreciation
                                                          investments         appreciation         depreciation      (depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                      $35,451,017         $   985,365        $  (1,812,132)       $   (826,767)
The Focused Value Portfolio                                 1,600,318              13,668             (106,867)            (93,199)
The Small-Cap Value Equity Portfolio                        2,408,484             470,210             (175,373)            294,837
The All-Cap Growth Equity Portfolio                         9,753,206             791,628           (1,436,245)           (644,617)
The Large-Cap Growth Equity Portfolio                       1,119,943              45,730             (161,054)           (115,324)
The Mid-Cap Growth Equity Portfolio                         2,290,724             252,672              (87,285)            165,387
The Small-Cap Growth Equity Portfolio                      48,628,162           4,952,326           (3,135,824)          1,816,502
The Real Estate Investment Trust Portfolio II              31,342,582           1,885,537             (732,345)          1,153,192
The Intermediate Fixed Income Portfolio                     2,872,426              71,202              (18,296)             52,906
The Core Fixed Income Portfolio                             2,844,628              65,407              (12,813)             52,594
The High-Yield Bond Portfolio                               4,325,681             238,204             (141,794)             96,410
The Core Plus Fixed Income Portfolio                        9,253,969             167,070              (21,136)            145,934
The Global Equity Portfolio                                 3,282,855             233,094             (666,448)           (433,354)
The International Equity Portfolio                        514,167,599          45,757,613         (108,763,919)        (63,006,306)
The Labor Select International Equity Portfolio           151,363,888          10,968,571          (19,154,391)         (8,185,820)
The International Large-Cap Equity Portfolio                3,185,403             114,219             (912,614)           (798,395)
The International Small-Cap Portfolio                       2,920,714             226,795             (476,605)           (249,810)
The Emerging Markets Portfolio                            115,583,123          15,866,270           (8,604,594)          7,261,676
The Global Fixed Income Portfolio                         253,854,225          37,562,994           (1,005,095)         36,557,899
The International Fixed Income Portfolio                   33,271,151           4,414,384             (108,449)          4,305,935
===================================================================================================================================

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended April 30, 2003 and year ended October 31, 2002 were as follows:

                                                         Ordinary         Long-Term
Period ended April 30, 2003*:                             Income         Capital Gain       Total
----------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                   $  606,509        $        -      $   606,509
The Focused Value Portfolio                                16,263                 -           16,263
The Small-Cap Value Equity Portfolio                       20,388           130,169          150,557
The Large-Cap Growth Equity Portfolio                       1,184                 -            1,184
The Real Estate Investment Trust Portfolio II             878,132                 -          878,132
The Intermediate Fixed Income Portfolio                    88,931                 -           88,931
The Core Fixed Income Portfolio                           115,366                 -          115,366
The High Yield Bond Portfolio                             223,095                 -          223,095
The Core Plus Fixed Income Portfolio                      172,628                 -          172,628
The Global Equity Portfolio                                60,148                 -           60,148
The International Equity Portfolio                      9,250,958         2,212,979       11,463,937
The Labor Select International Equity Portfolio         1,583,076           195,450        1,778,526
The International Large-Cap Equity Portfolio               55,539            51,096          106,635
The International Small-Cap Portfolio                      58,294                 -           58,294
The Emerging Markets Portfolio                          4,305,462                 -        4,305,462
The Global  Fixed Income Portfolio                     11,470,835                 -       11,470,835
The International Fixed Income Portfolio                1,961,475                 -        1,961,475
====================================================================================================

94   Delaware Pooled Trust o 2003 Semiannual Report

                                                         Ordinary         Long-Term
Year ended October 31, 2002:                              Income        Capital Gain       Total
----------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                   $1,070,397                 -       $1,070,397
The Focused Value Portfolio                                10,861                 -           10,861
The Small-Cap Value Equity Portfolio                       21,468          $127,083          148,551
The Large-Cap Growth Equity Portfolio                       5,187                 -            5,187
The Real Estate Investment Trust Portfolio II             388,742                 -          388,742
The Intermediate Fixed Income Portfolio                   322,916                 -          322,916
The Core Fixed Income Portfolio                           317,244                 -          317,244
The High-Yield Bond Portfolio                             483,772                 -          483,772
The Global Equity Portfolio                                46,207                 -           46,207
The International Equity Portfolio                      9,729,456                 -        9,729,456
The Labor Select International Equity Portfolio         1,892,646           914,285        2,806,931
The International Large-Cap Equity Portfolio               62,891            13,297           76,188
The International Small-Cap Portfolio                      82,824            34,545          117,369
The Emerging Markets Portfolio                          3,214,118                 -        3,214,118
====================================================================================================

* Tax information for the period ended April 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2003, the estimated components of net assets on a tax basis were as follows:

                                                          The                The               The               The
                                                      Large-Cap            Focused          Small-Cap          All-Cap
                                                     Value Equity           Value          Value Equity     Growth Equity
                                                       Portfolio          Portfolio          Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                         $44,664,961        $2,046,049         $2,395,055       $17,023,692
Undistributed ordinary income (loss)                      143,994             9,203              4,404           (10,370)
Undistributed net realized capital gain on investments          -                 -             37,416                 -
Net realized capital loss on investments               (4,785,395)          (20,822)                 -          (467,542)
Capital loss carryfowards                              (4,255,812)         (432,013)                 -        (6,723,034)
Unrealized appreciation (depreciation) of investments    (826,767)          (93,199)           294,837          (644,617)
--------------------------------------------------------------------------------------------------------------------------
Net assets                                            $34,940,981        $1,509,218         $2,731,712        $9,178,129
==========================================================================================================================

                                                          The                The                The              The
                                                       Large-Cap           Mid-Cap           Small-Cap       Real Estate
                                                     Growth Equity      Growth Equity      Growth Equity  Investment Trust
                                                       Portfolio          Portfolio         Portfolio      Portfolio II**
--------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                          $2,010,145        $2,949,438        $65,335,882       $32,274,350
Undistributed ordinary income (loss)                          (56)           (3,465)           (90,238)          298,565
Net realized capital loss on investments                  (85,169)         (142,478)        (1,552,670)         (385,035)
Capital loss carryfowards                                (824,389)         (518,365)       (14,110,146)         (770,483)
Unrealized appreciation (depreciation) of investments    (115,324)          165,387          1,816,502         1,153,192
--------------------------------------------------------------------------------------------------------------------------
Net assets                                               $985,207        $2,450,517        $51,399,330       $32,570,589
==========================================================================================================================
**   The undistributed earnings for The Real Estate Investment Trust Portfolio
     II are estimated pending final notification of the tax character of dividends received from investments in Real Estate Investment Trusts.

                                                           The               The                 The             The
                                                      Intermediate          Core             High-Yield       Core Plus
                                                      Fixed Income      Fixed Income            Bond        Fixed Income
                                                        Portfolio        Portfolio           Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                             $2,871,642        $2,785,183       $9,229,015       $7,028,385
Undistributed ordinary income                                      9            35,560           10,758          294,646
Undistributed net realized gain on investments               182,461            51,447          198,607                -
Capital loss carryfowards                                   (384,976)         (197,177)      (4,899,141)               -
Unrealized appreciation (depreciation) of investments         56,179            52,594           96,410          153,379
--------------------------------------------------------------------------------------------------------------------------
Net assets                                                $2,725,315        $2,727,607       $4,635,649       $7,476,410
==========================================================================================================================

                             2003 Semiannual Report o Delaware Pooled Trust   95

                                                                                                    The                 The
                                                               The               The             Labor Select       International
                                                              Global         International      International         Large-Cap
                                                              Equity             Equity            Equity               Equity
                                                             Portfolio         Portfolio          Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                               $3,480,012        $515,851,104       $150,512,884          $3,236,185
Undistributed ordinary income                                   34,063           6,223,545          1,396,912              31,805
Undistributed net realized capital gain on investments               -                   -                  -                   -
Net realized capital loss on investments                      (166,088)         (4,807,615)        (1,060,922)            (56,050)
Capital loss carryfowards                                      (50,534)                  -                  -                   -
Unrealized appreciation (depreciation) of investments
   and foreign currencies                                     (432,801)        (62,924,294)        (8,165,144)           (797,632)
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                  $2,864,652        $454,342,740       $142,683,730          $2,414,308
====================================================================================================================================
                                                                                                    The                  The
                                                                The               The              Global           International
                                                           International        Emerging           Fixed                Fixed
                                                             Small-Cap           Markets           Income               Income
                                                             Portfolio          Portfolio         Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                               $3,513,525        $151,670,298       $257,569,852         $34,319,556
Undistributed ordinary income                                   17,615             849,431         13,798,653           2,700,060
Undistributed net realized capital gains on investments              -                   -          3,529,706             596,578
Net realized capital loss on investments                      (345,265)        (12,977,811)                 -                   -
Capital loss carryfowards                                     (246,967)        (22,305,955)       (15,578,113)         (3,705,542)
Unrealized appreciation (depreciation) of investments
   and foreign currencies                                     (249,122)          7,284,921         36,819,307           4,285,789
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                  $2,689,786        $124,520,884       $296,139,405         $38,196,441
====================================================================================================================================

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows:

                                                         Year of        Year of        Year of          Year of
                                                        Expiration     Expiration     Expiration       Expiration
                                                           2007           2008            2009            2010            Total
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    $        -     $1,689,976      $        -      $2,565,836      $4,255,812
The Focused Value Portfolio                                      -              -          97,315         334,698         432,013
The All-Cap Growth Equity Portfolio                              -        839,442       3,875,429       2,008,163       6,723,034
The Large-Cap Growth Equity Portfolio                            -              -         427,983         396,406         824,389
The Mid-Cap Growth Equity Portfolio                              -              -         222,374         295,991         518,365
The Small-Cap Growth Equity Portfolio                            -        851,478       9,536,866       3,721,802      14,110,146
The Real Estate Investment Trust Portfolio II              328,658        441,825               -               -         770,483
The Intermediate Fixed Income Portfolio                          -        358,699               -          26,277         384,976
The Core Fixed Income Portfolio                                  -        195,177               -               -         195,177
The High-Yield Bond Portfolio                            2,067,829      1,887,452         612,814         331,046       4,899,141
The Global Equity Portfolio                                      -              -          36,340          14,194          50,534
The International Small-Cap Portfolio                            -              -               -         246,967         246,967
The Emerging Markets Portfolio                             682,893              -      15,997,034       5,626,028      22,305,955
The Global Fixed Income Portfolio                          639,904     13,425,336       1,512,873               -      15,578,113
The International Fixed Income Portfolio                   785,600      2,024,707         895,235               -       3,705,542
====================================================================================================================================

96   Delaware Pooled Trust o 2003 Semiannual Report

5. Capital Shares

Transactions in capital shares were as follows:

                                                                      Shares issued
                                                                    upon reinvestment                      Net
                                                           Shares      of dividends       Shares          increase
Period ended April 30, 2003:                               sold      and distributions  repurchased      (decrease)
-------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                       72,902          47,167       (1,373,643)     (1,253,574)
The Focused Value Portfolio                                     -           3,104                -           3,104
The Small-Cap Value Equity Portfolio                            -          15,966                -          15,966
The All-Cap Growth Equity Portfolio                             -               -                -               -
The Large-Cap Growth Equity Portfolio                           -             297                -             297
The Mid-Cap Growth Equity Portfolio                         9,804               -          (15,182)         (5,378)
The Small-Cap Growth Equity Portfolio                     552,008               -         (134,949)        417,059
The Real Estate Investment Trust Portfolio II             408,065          48,585          (72,936)        383,714
The Intermediate Fixed Income Portfolio                     7,375           5,108         (366,179)       (353,696)
The Core Fixed Income Portfolio                                 -          13,866                -          13,866
The High-Yield Bond Portfolio                                   -          35,539                -          35,539
The Core Plus Fixed Income Portfolio                            -          19,797          (82,063)        (62,266)
The Global Equity Portfolio                                     -           9,113                -           9,113
The International Equity Portfolio Original Class       2,820,248         943,202         (651,429)      3,112,021
The International Equity Portfolio Class P                      -              20                -              20
The Labor Select International Equity Portfolio         4,827,594         176,678         (201,195)      4,803,077
The International Large-Cap Equity Portfolio                    -          18,260                -          18,260
The International Small-Cap Portfolio                           -           9,948                -           9,948
The Emerging Markets Portfolio                          4,225,930         613,559       (4,513,310)        326,179
The Global Fixed Income Portfolio                         933,136         766,464       (2,570,245)       (870,645)
The International Fixed Income Portfolio                  883,669         120,385       (1,697,283)       (693,229)
===================================================================================================================

                                                                       Shares issued
                                                                     upon reinvestment                       Net
                                                          Shares       of dividends        Shares          increase
Year ended October 31, 2002:                               sold      and distributions   repurchased      (decrease)
-------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                      444,802          73,880         (967,708)       (449,026)
The Focused Value Portfolio                                     -           1,702                -           1,702
The Small-Cap Value Equity Portfolio                            -          14,621                -          14,621
The All-Cap Growth Equity Portfolio                       310,868               -                -         310,868
The Large-Cap Growth Equity Portfolio                           -             952                -             952
The Mid-Cap Growth Equity Portfolio                        44,599               -          (56,467)        (11,868)
The Small-Cap Growth Equity Portfolio                   1,435,090               -         (344,801)      1,090,289
The Real Estate Investment Trust Portfolio II             920,650          20,518         (145,766)        795,402
The Intermediate Fixed Income Portfolio                     1,479          12,431          (26,513)        (12,603)
The Core Fixed Income Portfolio                                 -          39,312          (58,777)        (19,465)
The High-Yield Bond Portfolio                             240,512          75,475         (165,078)        150,909
*The Core Plus Fixed Income Portfolio                     876,091               -                -         876,091
The Global Equity Portfolio                                     -           6,056                -           6,056
The International Equity Portfolio Original Class       4,482,867         675,059       (2,814,857)      2,343,069
The International Equity Portfolio Class P                    787              18                -             805
The Labor Select International Equity Portfolio         1,393,082         252,424                -       1,645,506
The International Large-Cap Equity Portfolio                    -          10,883                -          10,883
The International Small-Cap Portfolio                           -          16,912                -          16,912
The Emerging Markets Portfolio                            158,509         479,004       (1,330,214)       (692,701)
The Global Fixed Income Portfolio                         373,661               -       (4,464,553)     (4,090,892)
The International Fixed Income Portfolio                   20,471               -          (68,383)        (47,912)
===================================================================================================================

*Commenced operations on June 28, 2002.


                             2003 Semiannual Report o Delaware Pooled Trust   97

6. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of April 30, 2003, or at any time during the period.

7. Foreign Exchange Contracts

The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Global Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following foreign currency exchange contracts were outstanding at April 30, 2003.

The Labor Select International Equity Portfolio

                                                                            Unrealized Appreciation
Contracts to Receive                  In Exchange For  Settlement Date           (Depreciation)
---------------------------------------------------------------------------------------------------
666,429 Australian Dollars                $411,387           5/2/03                  $5,498
3,216,534 Hong Kong Dollars                412,429           5/2/03                      (3)
---------------------------------------------------------------------------------------------------
                                                                                     $5,495
===================================================================================================

The Emerging Markets Portfolio

Contracts to Deliver                  In exchange For   Settlement Date     Unrealized Depreciation
---------------------------------------------------------------------------------------------------
501,526 South African Rand                 $68,867           5/2/03                   $(95)
===================================================================================================

98   Delaware Pooled Trust o 2003 Semiannual Report

8. Futures Contracts

The Focused Value, The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Fixed Income, The Core Plus Fixed Income, The Global Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets and The International Fixed Income Portfolios may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at April 30, 2003 were as follows:

The Intermediate Fixed Income Portfolio

Contracts to Buy (Sell)                       Notional Cost (Proceeds)     Expiration date       Unrealized gain
-------------------------------------------------------------------------------------------------------------------
(7) U.S. Treasury 10 year notes                      $(807,000)                   6/03                 $966
2 U.S. Long Bond (CBT)                                 227,098                    6/03                  965
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $1,931
===================================================================================================================

The Core Fixed Income Portfolio

Contracts to Buy (Sell)                       Notional Cost (Proceeds)     Expiration date   Unrealized gain (loss)
-------------------------------------------------------------------------------------------------------------------
(3) U.S. Treasury 10 year notes                      $(344,673)                   6/03                $(728)
2 U.S. Long Bond (CBT)                                 227,098                    6/03                  965
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $237
===================================================================================================================
The Core Plus Fixed Income Portfolio

Contracts to Buy                                   Notional Cost           Expiration date        Unrealized gain
-------------------------------------------------------------------------------------------------------------------
1 U.S. Long Bond (CBT)                                $113,549                    6/03                 $482
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $482
===================================================================================================================

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents each Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in each Portfolio's net assets.

9. Options Written

During the period ended April 30, 2003, The Intermediate Fixed Income, The Core Fixed Income and The Core Plus Fixed Income Portfolios entered into options contracts in accordance with their investment objectives. When the Portfolios write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.


                             2003 Semiannual Report o Delaware Pooled Trust   99

Transactions in options written during the period ended April 30, 2003 for The Intermediate Fixed Income Portfolio, were as follows:

                                                          Number
                                                       of Contracts   Premiums
------------------------------------------------------------------------------
Options outstanding at October 31, 2002                     18        $10,830
Options written                                             20         14,706
Options terminated in closing purchase transaction         (32)       (22,440)
------------------------------------------------------------------------------
Options outstanding at April 30, 2003                        6         $3,096
==============================================================================

At April 30, 2003, The Intermediate Fixed Income Portfolio had the following options written outstanding:

                                                             Notional
                                                             Amounts                                     Net
                                               Number of    of Futures  Exercise       Expiration    Appreciation/
Description                                    Contracts    Contracts     Price            Date     (Depreciation)
------------------------------------------------------------------------------------------------------------------
Call Options Written
U.S. Treasury 10 year Notes future                 4        $400,000      $116           5/24/03          $960
U.S. Treasury 10 year Notes future                 1         100,000       116           6/21/03           (26)
Put Options Written
U.S. Treasury 10 year Notes future                 1         100,000       110           6/21/03           240
------------------------------------------------------------------------------------------------------------------
                                                                                                        $1,174
==================================================================================================================

Transactions in options written during the period ended April 30, 2003 for the Core Fixed Income Portfolio were as follows:

                                                        Number
                                                     Of Contracts    Premiums
-------------------------------------------------------------------------------
Options outstanding at October 31, 2002                    11        $  6,781
Options written                                             4           3,960
Options terminated in closing purchase transaction        (15)        (10,741)
-------------------------------------------------------------------------------
Options outstanding at April 30, 2003                       -        $      -
===============================================================================

Transactions in options written during the period ended April 30, 2003 for the Core Plus Fixed Income Portfolio were as follows:

                                                        Number
                                                     Of Contracts    Premiums
-------------------------------------------------------------------------------
Options outstanding at October 31, 2002                     -         $     -
Options written                                            24          11,635
Options terminated in closing purchase transaction        (10)         (4,275)
-------------------------------------------------------------------------------
Options outstanding at April 30, 2003                      14         $ 7,360
===============================================================================

At April 30, 2003, The Core Plus Fixed Income Portfolio had the following options written outstanding:

                                                                     Notional
                                                                      Amounts                                          Net
                                                     Number of      of Futures      Exercise       Expiration     Appreciation/
Description                                          Contracts      Contracts        Price             Date      (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Call Options Written
U.S. Treasury 10 year Notes future                      10         $1,000,000         $116           5/24/03          $2,400
U.S. Treasury 10 year Notes future                       2            200,000          116           6/21/03             (52)
Put Options Written
U.S. Treasury 10 year Notes future                       2            200,000          110           6/21/03             480
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,828
===============================================================================================================================

100   Delaware Pooled Trust o 2003 Semiannual Report

10. Swap Agreements

During the period ended April 30, 2003, The Intermediate Fixed Income Portfolio and The Core Plus Fixed Income Portfolio entered into total return swap agreements in accordance with their investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At April 30, 2003, the following Portfolios had total return swap agreements outstanding:

Notional              Expiration                                                                Unrealized
Amount                   Date                             Description                             gain
-----------------------------------------------------------------------------------------------------------
The Intermediate Fixed Income Portfolio
$190,000               7/1/03                     Agreement with Goldman Sachs                    $3,273
                                                  to receive the notional amount
                                                  multiplied by the return on the Lehman
                                                  Brothers Commercial MBS Index AAA and
                                                  to pay the notional amount multiplied
                                                  by the 1 month BBA LIBOR adjusted by a
                                                  spread of minus 0.40%.

The Core Plus Fixed Income Portfolio
$240,000               7/1/03                     Agreement with Goldman Sachs                    $4,135
                                                  to receive the notional amount
                                                  multiplied by the return on the Lehman
                                                  Brothers Commercial MBS Index AAA and
                                                  to pay the notional amount multiplied
                                                  by the 1 month BBA LIBOR adjusted by a
                                                  spread of minus 0.40%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.



                            2003 Semiannual Report o Delaware Pooled Trust   101

11. Securities Lending

The Portfolios, along with other funds in the Delaware Investments Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. At April 30, 2003, the market value of securities on loan was as follows:

                                                     Market value
                                                    of securities
                                                       on loan
------------------------------------------------------------------
The International Equity Portfolio                    $91,502,123
The Labor Select International Equity Portfolio        21,057,452
The Global Fixed Income Portfolio                      49,281,950

The securities on loan were collateralized by the following:

The International Equity Portfolio

Description                                          Market Value
------------------------------------------------------------------
Wachovia Bank N.A. 1.595% 5/8/03                       $2,810,290
Morgan Stanley Dean Witter 1.41% 6/1/04                 1,124,116
Canadian Imperial Bank NY 1.4095% 10/9/03                 561,925
Racers Series 2002-35-C 1.6091% 4/15/04                 2,797,946
Goldman Sachs Group LP 1.515% 7/14/03                   3,934,406
Merrill Lynch Mortgage Capital 1.515% 5/6/03            2,810,290
Wilmington Trust Company 1.26% 7/21/03                  2,818,955
Fannie Mae 1.29% 1/29/04                               28,101,850
Barclays London 1.27% 6/17/03                           4,502,470
BNP Paribas Securities 1.36% 5/1/03                    45,601,332
------------------------------------------------------------------
                                                      $95,063,580
==================================================================

The Labor Select International Equity Portfolio

Description                                          Market Value
------------------------------------------------------------------
Wachovia Bank N.A. 1.595% 5/8/03                         $648,058
Morgan Stanley Dean Witter 1.41% 6/1/04                   259,223
Canadian Imperial Bank NY 1.4095% 10/9/03                 129,581
Racers Series 2002-35-C 1.6091% 4/15/04                   645,212
Goldman Sachs Group LP 1.515% 7/14/03                     907,282
Merrill Lynch Mortgage Capital 1.515% 5/6/03              648,058
Wilmington Trust Company 1.26% 7/21/03                    650,057
Fannie Mae 1.29% 1/29/04                                6,480,342
Barclays London 1.27% 6/17/03                           1,038,278
BNP Paribas Securities 1.36% 5/1/03                    10,515,756
------------------------------------------------------------------
                                                     $ 21,921,847
==================================================================

102   Delaware Pooled Trust o 2003 Semiannual Report

The Global Fixed Income Portfolio

Description                                          Market Value
------------------------------------------------------------------
Wachovia Bank N.A 1.595% 5/8/03                        $1,730,686
Morgan Stanley Dean Witter 1.41% 6/1/04                   692,275
Canadian Imperial Bank NY 1.4095% 10/9/03                 346,055
Racers series 2002-35-C 1.6091% 4/15/04                 1,723,084
Goldman Sachs Group LP 1.515% 7/14/03                   2,422,961
Merrill Lynch Mortgage Capital 1.515% 5/6/03            1,730,686
Wilmington Trust Company 1.26% 7/21/03                  1,736,022
Fannie Mae 1.2949% 1/29/04                             17,306,215
Barclays London 1.27% 6/17/03                           2,772,797
BNP Paribas Securities 1.36% 5/1/03                    28,083,079
------------------------------------------------------------------
                                                      $58,543,860
==================================================================

12. Credit and Market Risks

Some countries in which The Global Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High-Yield Bond Portfolio invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Intermediate Fixed Income, The Core Fixed Income and The Core Plus Fixed Income Portfolios invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolios' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.


                            2003 Semiannual Report o Delaware Pooled Trust   103

The Large-Cap Value Equity, The Mid-Cap Growth Equity, The Intermediate Fixed Income, The International Equity and The Global Fixed Income Portfolios may invest up to 10% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Focused Value, The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust II, The Core Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Global Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, and The International Fixed Income Portfolios may each invest up to 15% in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Small-Cap Value Equity, The All-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity and The International Small-Cap Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.



104   Delaware Pooled Trust o 2003 Semiannual Report

13. Industry Allocation

As of April 30, 2003, the holdings of the Portfolios below, classified by type of business, were as follows:

                                                                          Percentage of net assets

                                             The           The             The                The              The          The
                                            Global    International   Labor Select       International    International   Emerging
                                            Equity       Equity       International        Large-Cap        Small-Cap      Markets
Industry                                  Portfolio     Portfolio    Equity Portfolio   Equity Portfolio    Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles & Components                    0.82%          2.60%          1.39%              2.87%                -          2.09%
Banking & Finance                          13.35%         18.93%         21.57%             21.87%            3.68%              -
Buildings & Materials                           -              -              -                  -            8.61%              -
Business Services                               -              -              -                  -            6.87%              -
Capital Goods                               4.12%          2.60%          -                  3.58%           21.91%          4.08%
Commercial Services & Supplies              1.25%          1.30%          1.67%              -                3.72%          0.10%
Computers & Technology                      -              -              -                  -                7.80%         15.27%
Consumer Durables & Apparel                 3.79%          1.30%          1.80%              1.32%           28.05%          1.33%
Consumer Non Durable/Retail                     -              -              -                  -                -          0.49%
Consumer Products                               -              -              -                  -                -          0.78%
Consumer Services                               -              -              -                  -            3.13%              -
Diversified Financials                     11.11%          4.10%          2.42%              1.83%                -         16.50%
Energy                                      7.73%          9.22%          9.53%             10.57%            2.08%         10.90%
Food, Drug & Staples Retailing              2.88%          4.30%          5.15%              2.97%                -              -
Food, Beverage & Tobacco                    2.26%          2.90%          3.30%              3.97%                -          4.51%
Healthcare & Pharmaceuticals                1.46%              -              -                  -            5.00%          2.78%
Hotels, Restaurants & Leisure               1.44%          2.50%          1.74%              1.75%                -          0.72%
Insurance                                   2.18%          2.50%          2.05%              2.40%                -              -
Materials                                   6.88%         10.93%         10.94%              6.07%                -         14.83%
Media                                       1.34%          1.80%          1.99%              1.69%                -          1.24%
Pharmaceuticals & Biotechnology             6.46%          5.00%          4.78%              4.93%                -              -
Real Estate                                 1.13%              -          1.12%                  -                -              -
Retail                                      3.97%          2.90%          4.00%              2.83%                -          1.96%
Technology Hardware & Equipment             6.64%          6.90%          6.51%              6.52%                -              -
Telecommunications                          6.59%          7.80%          4.51%              8.72%            3.36%         12.20%
Transportation & Shipping                   3.18%          1.90%          2.63%              2.18%            1.31%          1.42%
Utilities                                   8.10%          7.80%          8.56%             10.85%            2.18%          3.85%
-----------------------------------------------------------------------------------------------------------------------------------
                                           96.68%         97.28%         95.66%             96.92%           97.70%         95.05%
===================================================================================================================================

                            2003 Semiannual Report o Delaware Pooled Trust   105

Fund Officers and Portfolio Managers

Jude T. Driscoll                                                  Clive A. Gillmore
Chairman                                                          Deputy Managing Director and Senior Portfolio Manager
Delaware Investments Family of Funds                              Delaware International Advisers Ltd.

David K. Downes                                                   Paul Grillo
President and Chief Executive Officer                             Vice President and Senior Portfolio Manager
Delaware Investments Family of Funds
                                                                  John A. Heffern
David A. Tilles                                                   Senior Vice President and Portfolio Manager
Managing Director, Chief Executive Officer,
and Chief Investment Officer                                      Francis J. Houghton, Jr.
Delaware International Advisers Ltd.                              Vice President and Senior Portfolio Manager

Robert Akester                                                    John Kirk
Senior Portfolio Manager                                          Director and Senior Portfolio Manager
Delaware International Advisers Ltd.                              Delaware International Advisers Ltd.

Damon J. Andres                                                   Ormala Krishnan
Vice President and Senior Portfolio Manager                       Senior Portfolio Manager
                                                                  Delaware International Advisers Ltd.
Robert L. Arnold
Senior Vice President and Senior Portfolio Manager                Emma R.E. Lewis
                                                                  Senior Portfolio Manager
Fiona Barwick                                                     Delaware International Advisers Ltd.
Senior Portfolio Manager
Delaware International Advisers Ltd.                              Nigel G. May
                                                                  Director and Senior Portfolio Manager,
Marshall T. Bassett                                               Regional Research Director
Senior Vice President and Portfolio Manager                       Delaware International Advisers Ltd.

Joanna Bates                                                      Christopher A. Moth
Senior Portfolio Manager                                          Director and Senior Portfolio Manager, Chief Investment
Delaware International Advisers Ltd.                              Officer, Global Fixed Income and Currency
                                                                  Delaware International Advisers Ltd.
Christopher S. Beck
Vice President and Senior Portfolio Manager                       See Yeng Quek
                                                                  Co-Managing Director/Chief Investment Officer,
Stephen R. Cianci                                                 Fixed Income Investing
Vice President and Senior Portfolio Manager
                                                                  Upender V. Rao
Timothy G. Connors                                                Senior Vice President and Senior Portoflio Manager
Cheif Investment Officer, Value Investing
                                                                  Thomas J. Trotman
Patrick P. Coyne                                                  Vice President and Portfolio Manager
Co-Managing Director/Chief Investment Officer,
Fixed Income Investing                                            Custodian
                                                                  J.P. Morgan Chase
George E. Deming                                                  4 Metrotech Center
Senior Vice President and Senior Portfolio Manager                Brooklyn, NY 11245

Elizabeth A. Desmond                                              Independent Auditors
Director and Senior Portfolio Manager,                            Ernst & Young LLP
Regional Research Director                                        2001 Market Street
Delaware International Advisers Ltd.                              Philadelphia, PA 19103

J. Paul Dokas                                                     Investment Advisors
Senior Vice President/Director of Research,                       Delaware Management Company
Quantitative                                                      2005 Market Street
                                                                  Philadelphia, PA 19103
Gerald S. Frey
Managing Director/Chief Investment Officer,                       Delaware International Advisers Ltd.
Growth Investing                                                  Third Floor
                                                                  80 Cheapside
                                                                  London, England EC2V 6EE

This report was prepared for investors in the Delaware Pooled Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains detailed information. All Delaware Pooled Trust Portfolios are offered by prospectus only.

2005 Market Street
Philadelphia, Pennsylvania 19103
Telephone   800 231-8002
Fax   215 255-1162


[Graphic omitted] Lincoln                                SA-DPT [4/03] IVES 6/03
                  ------------------                                J9204 (7818)
                  Financial Group(R)